UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments. – The Schedule of Investments are filed herewith.

EQUITY FUNDS

TCW Balanced Fund

Schedule of Investments (Unaudited)	July 31, 2010

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (0.4% of Net Assets)
$ 15,000	Federal National Mortgage Association, 2%, due 04/19/13	$15,230

	U.S. Treasury Bonds (9.3%)
70,000	U.S. Treasury Bond, 4.25%, due 05/15/39	73,237
200,000	U.S. Treasury Bond, 5.25%, due 11/15/28	241,250
50,000	U.S. Treasury Bond, 8.125%, due 08/15/19	71,637

	Total U.S. Treasury Bonds	386,124

	U.S. Treasury Notes (22.9%)
340,000	U.S. Treasury Note, 2.375%, due 08/31/14	355,167
570,000	U.S. Treasury Note, 3.375%, due 11/15/19	594,225

	Total U.S. Treasury Notes	949,392

	Total Fixed Income Securities (Cost: $1,286,721) (32.6%)	1,350,746

Number of Shares	Common Stock
	Aerospace & Defense (1.6%)
1,510	Honeywell International, Inc.	64,718

	Biotechnology (0.5%)
300	Genzyme Corp. (1)	20,868

	Capital Markets (3.1%)
1,040	Ameriprise Financial, Inc.	44,086
2,190	Morgan Stanley	59,108
700	State Street Corp.	27,244

	Total Capital Markets	130,438

	Commercial Services & Supplies (0.8%)
990	Waste Management, Inc.	33,611

	Communications Equipment (1.1%)
5,900	Motorola, Inc. (1)	44,191

	Computers & Peripherals (1.1%)
3,360	Dell, Inc. (1)	44,486

	Consumer Finance (1.2%)
1,070	American Express Co.	47,765

	Diversified Financial Services (2.1%)
2,170	JPMorgan Chase & Co.	87,408

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (1.5%)
2,430	AT&T, Inc.	$63,034

	Electric Utilities (1.4%)
1,660	American Electric Power Co., Inc.	59,727

	Electronic Equipment, Instruments and Components (2.7%)
6,905	Flextronics International, Ltd. (1)	42,949
2,597	Tyco Electronics, Ltd.	70,119

	Total Electronic Equipment, Instruments and Components	113,068

	Energy Equipment & Services (2.5%)
1,120	Baker Hughes, Inc.	54,062
1,200	Ensco International PLC (SP ADR)	50,172

	Total Energy Equipment & Services	104,234

	Food & Staples Retailing (0.8%)
1,070	CVS Caremark Corp.	32,838

	Food Products (2.5%)
2,520	Kraft Foods, Inc. (1)	73,609
1,920	Sara Lee Corp.	28,397

	Total Food Products	102,006

	Health Care Equipment & Supplies (1.0%)
2,900	Hologic, Inc. (1)	41,006

	Health Care Providers & Services (0.8%)
6,810	Tenet Healthcare Corp. (1)	31,326

	Household Durables (1.0%)
2,927	Lennar Corp.	43,232

	Household Products (1.6%)
1,010	Kimberly-Clark Corp.	64,761

	Industrial Conglomerates (4.0%)
3,150	General Electric Co.	50,778
2,480	Textron, Inc.	51,485
1,607	Tyco International, Ltd. (1)	61,516

	Total Industrial Conglomerates	163,779

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Insurance (2.9%)
3,690	MBIA, Inc. (1)	$32,029
1,780	Travelers Cos., Inc. (The)	89,801

	Total Insurance	121,830

	Internet Software & Services (0.9%)
2,720	Yahoo!, Inc. (1)	37,754

	IT Services (2.0%)
660	International Business Machines Corp.	84,744

	Machinery (0.7%)
1,370	Terex Corp. (1)	27,044

	Media (3.5%)
2,110	CBS Corp.	31,186
3,160	Comcast Corp.	61,525
1,720	Time Warner, Inc.	54,111

	Total Media	146,822

	Metals & Mining (2.1%)
3,730	Alcoa, Inc.	41,664
1,040	United States Steel Corp.	46,103

	Total Metals & Mining	87,767

	Oil, Gas & Consumable Fuels (5.0%)
840	Anadarko Petroleum Corp.	41,294
1,140	Chevron Corp.	86,879
830	Devon Energy Corp.	51,867
1,640	Valero Energy Corp.	27,864

	Total Oil, Gas & Consumable Fuels	207,904

	Paper & Forest Products (1.1%)
1,920	MeadWestvaco Corp.	46,003

	Pharmaceuticals (3.1%)
4,250	Pfizer, Inc.	63,750
1,550	Watson Pharmaceuticals, Inc. (1)	62,775

	Total Pharmaceuticals	126,525

	Semiconductors & Semiconductor Equipment (1.4%)
2,800	Intel Corp.	57,680

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (1.2%)
1,420	CA, Inc.	$27,775
1,740	Symantec Corp. (1)	22,568

	Total Software	50,343

	Specialty Retail (3.3%)
830	Best Buy Co., Inc.	28,768
2,480	Gap, Inc. (The)	44,913
2,280	Home Depot, Inc. (The)	65,003

	Total Specialty Retail	138,684

	Wireless Telecommunication Services (0.6%)
5,670	Sprint Nextel Corp. (1)	25,912

	Total Common Stock (Cost: $2,787,890) (59.1%)	2,451,508

Principal Amount	Short-Term Investments
$15,000	Federal Home Loan Mortgage Corp. Discount Note, 0.18%, due 10/04/10	14,995
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.18%, due 10/06/10	99,966
150,000	Federal Home Loan Mortgage Corp. Discount Note, 0.17%, due 10/13/10	149,948
75,455	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $75,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $78,780) (Total Amount to be Received Upon Repurchase $75,455)	75,455
25,000	U.S. Treasury Bill, 0.15%, due 08/19/10	24,998

	Total Short-Term Investments (Cost: $365,759) (8.8%)	365,362

	Total Investments (Cost: $4,440,370) (100.5%)	4,167,616
	Liabilities in Excess of Other Assets (-0.5%)	(20,139)

	Net Assets (100.0%)	$4,147,477

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Balanced Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.6%
Biotechnology	0.5
Capital Markets	3.1
Commercial Services & Supplies	0.8
Communications Equipment	1.1
Computers & Peripherals	1.1
Consumer Finance	1.2
Diversified Financial Services	2.1
Diversified Telecommunication Services	1.5
Electric Utilities	1.4
Electronic Equipment, Instruments and Components	2.7
Energy Equipment & Services	2.5
Food & Staples Retailing	0.8
Food Products	2.5
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.8
Household Durables	1.0
Household Products	1.6
Industrial Conglomerates	4.0
Insurance	2.9
Internet Software & Services	0.9
IT Services	2.0
Machinery	0.7
Media	3.5
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	5.0
Paper & Forest Products	1.1
Pharmaceuticals	3.1
Semiconductors & Semiconductor Equipment	1.4
Software	1.2
Specialty Retail	3.3
Wireless Telecommunication Services	0.6
U.S. Government Agency Obligations	0.4
U.S. Treasury Bonds	9.3
U.S. Treasury Notes	22.9
Short-Term Investments	8.8

Total	100.5%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.8% of Net Assets)
54,840	Honeywell International, Inc.	$2,350,442

	Air Freight & Logistics (2.6%)
24,905	C.H. Robinson Worldwide, Inc.	1,623,806

	Biotechnology (3.4%)
30,190	Genzyme Corp. (1)	2,100,016

	Capital Markets (4.1%)
16,795	Goldman Sachs Group, Inc. (The)	2,533,022

	Chemicals (7.9%)
17,835	Air Products & Chemicals, Inc.	1,294,464
42,247	Ecolab, Inc.	2,066,301
17,200	Praxair, Inc.	1,493,304

	Total Chemicals	4,854,069

	Commercial Banks (6.5%)
144,992	Wells Fargo & Co.	4,020,628

	Communications Equipment (2.6%)
210,900	Motorola, Inc. (1)	1,579,641

	Computers & Peripherals (4.3%)
3,700	Apple, Inc. (1)	951,825
37,400	Hewlett-Packard Co.	1,721,896

	Total Computers & Peripherals	2,673,721

	Diversified Financial Services (9.6%)
198,500	Bank of America Corp.	2,786,940
77,283	JPMorgan Chase & Co.	3,112,959

	Total Diversified Financial Services	5,899,899

	Electrical Equipment (3.8%)
43,430	Rockwell Automation, Inc.	2,351,735

	Energy Equipment & Services (11.9%)
52,955	Cameron International Corp. (1)	2,096,489
77,753	Halliburton Co.	2,323,260
38,170	Schlumberger, Ltd.	2,277,222

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
39,687	Weatherford International, Ltd. (1)	$642,929

	Total Energy Equipment & Services	7,339,900

	Food & Staples Retailing (3.3%)
65,600	CVS Caremark Corp.	2,013,264

	Health Care Equipment & Supplies (2.5%)
42,105	Covidien PLC	1,571,359

	Insurance (3.4%)
39,730	ACE, Ltd. (1)	2,108,868

	IT Services (2.8%)
8,175	MasterCard, Inc.	1,717,077

	Life Sciences Tools & Services (3.1%)
42,130	Thermo Fisher Scientific, Inc. (1)	1,889,952

	Machinery (5.2%)
25,980	Danaher Corp.	997,892
36,955	SPX Corp.	2,201,040

	Total Machinery	3,198,932

	Metals & Mining (1.4%)
15,435	Agnico-Eagle Mines, Ltd.	860,501

	Multiline Retail (3.7%)
47,185	Kohl’s Corp. (1)	2,250,253

	Oil, Gas & Consumable Fuels (3.9%)
7,530	Apache Corp.	719,717
48,300	Denbury Resources, Inc. (1)	765,072
12,114	Occidental Petroleum Corp.	944,044

	Total Oil, Gas & Consumable Fuels	2,428,833

	Pharmaceuticals (4.8%)
24,500	Allergan, Inc.	1,495,970
42,975	Merck & Co., Inc.	1,480,919

	Total Pharmaceuticals	2,976,889

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Road & Rail (0.9%)
7,400	Union Pacific Corp.	$552,558

	Specialty Retail (2.8%)
60,925	Home Depot, Inc. (The)	1,736,972

	Total Common Stock (Cost: $60,218,102) (98.3%)	60,632,337

Principal Amount	Short-Term Investments
$993,681	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $965,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $1,013,636) (Total Amount to be Received Upon Repurchase $993,682)	993,681

	Total Short-Term Investments (Cost: $993,681) (1.6%)	993,681

	Total Investments (Cost: $61,211,783) (99.9%)	61,626,018
	Excess of Other Assets over Liabilities (0.1%)	80,124

	Net Assets (100.0%)	$61,706,142

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	3.8%
Air Freight & Logistics	2.6
Biotechnology	3.4
Capital Markets	4.1
Chemicals	7.9
Commercial Banks	6.5
Communications Equipment	2.6
Computers & Peripherals	4.3
Diversified Financial Services	9.6
Electrical Equipment	3.8
Energy Equipment & Services	11.9
Food & Staples Retailing	3.3
Health Care Equipment & Supplies	2.5
Insurance	3.4
IT Services	2.8
Life Sciences Tools & Services	3.1
Machinery	5.2
Metals & Mining	1.4
Multiline Retail	3.7
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	4.8
Road & Rail	0.9
Specialty Retail	2.8
Short-Term Investments	1.6

Total	99.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.9% of Net Assets)
282,500	Honeywell International, Inc.	$12,107,950

	Biotechnology (1.1%)
101,500	Genzyme Corp. (1)	7,060,340

	Capital Markets (5.7%)
250,745	Ameriprise Financial, Inc.	10,629,080
523,600	Blackstone Group, LP (The)	5,838,140
503,200	Morgan Stanley	13,581,368
155,800	State Street Corp.	6,063,736

	Total Capital Markets	36,112,324

	Chemicals (3.3%)
507,000	Du Pont (E.I.) de Nemours & Co.	20,619,690

	Commercial Services & Supplies (3.2%)
324,300	Avery Dennison Corp.	11,626,155
247,700	Waste Management, Inc.	8,409,415

	Total Commercial Services & Supplies	20,035,570

	Communications Equipment (1.7%)
1,427,200	Motorola, Inc. (1)	10,689,728

	Computers & Peripherals (0.8%)
401,100	Dell, Inc. (1)	5,310,564

	Consumer Finance (1.2%)
173,500	American Express Co.	7,745,040

	Containers & Packaging (2.7%)
704,300	Packaging Corp. of America	16,903,200

	Diversified Financial Services (3.4%)
532,100	JPMorgan Chase & Co.	21,432,988

	Diversified Telecommunication Services (5.4%)
625,200	AT&T, Inc.	16,217,688
1,103,500	Qwest Communications International, Inc.	6,245,810
1,018,954	Windstream Corp.	11,616,076

	Total Diversified Telecommunication Services	34,079,574

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electric Utilities (1.9%)
331,500	American Electric Power Co., Inc.	$11,927,370

	Electronic Equipment, Instruments & Components (2.7%)
631,600	Tyco Electronics, Ltd.	17,053,200

	Energy Equipment & Services (4.2%)
281,900	Baker Hughes, Inc.	13,607,313
299,600	Ensco International PLC (SP ADR)	12,526,276

	Total Energy Equipment & Services	26,133,589

	Food & Staples Retailing (1.2%)
255,000	CVS Caremark Corp.	7,825,950

	Food Products (5.0%)
637,200	Kraft Foods, Inc.	18,612,612
853,200	Sara Lee Corp.	12,618,828

	Total Food Products	31,231,440

	Health Care Providers & Services (0.8%)
1,032,085	Tenet Healthcare Corp. (1)	4,747,591

	Hotels, Restaurants & Leisure (0.3%)
121,600	Brinker International, Inc.	1,911,552

	Household Durables (1.5%)
654,171	Lennar Corp.	9,662,106

	Household Products (2.4%)
234,600	Kimberly-Clark Corp.	15,042,552

	Industrial Conglomerates (6.3%)
795,050	General Electric Co.	12,816,206
572,200	Textron, Inc.	11,878,872
393,500	Tyco International, Ltd.	15,063,180

	Total Industrial Conglomerates	39,758,258

	Insurance (3.8%)
555,700	MBIA, Inc. (1)	4,823,476
383,200	Travelers Cos., Inc. (The)	19,332,440

	Total Insurance	24,155,916

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	IT Services (2.8%)
137,700	International Business Machines Corp.	$17,680,680

	Life Sciences Tools & Services (1.0%)
138,500	Thermo Fisher Scientific, Inc. (1)	6,213,110

	Media (5.5%)
470,800	CBS Corp. Class B	6,958,424
612,450	Comcast Corp.	11,924,402
817,600	Regal Entertainment Group	10,914,960
159,066	Time Warner, Inc.	5,004,216

	Total Media	34,802,002

	Metals & Mining (3.1%)
842,500	Alcoa, Inc.	9,410,725
223,200	United States Steel Corp.	9,894,456

	Total Metals & Mining	19,305,181

	Oil, Gas & Consumable Fuels (8.0%)
205,000	Anadarko Petroleum Corp.	10,077,800
288,300	Chevron Corp.	21,971,343
184,700	Devon Energy Corp.	11,541,903
381,100	Valero Energy Corp.	6,474,889

	Total Oil, Gas & Consumable Fuels	50,065,935

	Paper & Forest Products (1.4%)
353,300	MeadWestvaco Corp.	8,465,068

	Pharmaceuticals (4.3%)
1,006,300	Pfizer, Inc.	15,094,500
290,200	Watson Pharmaceuticals, Inc. (1)	11,753,100

	Total Pharmaceuticals	26,847,600

	Real Estate Investment Trusts (REITs) (1.1%)
408,700	Annaly Capital Management, Inc.	7,111,380

	Semiconductors & Semiconductor Equipment (2.5%)
87,500	Analog Devices, Inc.	2,599,625
646,000	Intel Corp.	13,307,600

	Total Semiconductors & Semiconductor Equipment	15,907,225

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (2.0%)
350,100	CA, Inc.	$6,847,956
453,100	Symantec Corp. (1)	5,876,707

	Total Software	12,724,663

	Specialty Retail (6.0%)
206,600	Best Buy Co., Inc.	7,160,756
329,600	Foot Locker, Inc.	4,479,264
598,900	Gap, Inc. (The)	10,846,079
544,300	Home Depot, Inc. (The)	15,517,993

	Total Specialty Retail	38,004,092

	Thrifts & Mortgage Finance (1.6%)
584,700	New York Community Bancorp, Inc.	10,091,922

	Total Common Stock (Cost: $663,139,400) (99.8%)	628,765,350

Principal Amount	Short-Term Investments
$295,520	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $290,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $304,616) (Total Amount to be Received Upon Repurchase $295,520)	295,520

	Total Short-Term Investments (Cost: $295,520) (0.0%)	295,520

	Total Investments (Cost: $663,434,920) (99.8%)	629,060,870
	Excess of Other Assets over Liabilities (0.2%)	1,218,094

	Net Assets (100.0%)	$630,278,964

Notes to the Schedule of Investments:
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Biotechnology	1.1
Capital Markets	5.7
Chemicals	3.3
Commercial Services & Supplies	3.2
Communications Equipment	1.7
Computers & Peripherals	0.8
Consumer Finance	1.2
Containers & Packaging	2.7
Diversified Financial Services	3.4
Diversified Telecommunication Services	5.4
Electric Utilities	1.9
Electronic Equipment, Instruments and Components	2.7
Energy Equipment & Services	4.2
Food & Staples Retailing	1.2
Food Products	5.0
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	0.3
Household Durables	1.5
Household Products	2.4
IT Services	2.8
Industrial Conglomerates	6.3
Insurance	3.8
Life Sciences Tools & Services	1.0
Media	5.5
Metals & Mining	3.1
Oil, Gas & Consumable Fuels	8.0
Paper & Forest Products	1.4
Pharmaceuticals	4.3
Real Estate Investment Trusts (REITs)	1.1
Semiconductors & Semiconductor Equipment	2.5
Software	2.0
Specialty Retail	6.0
Thrifts & Mortgage Finance	1.6
Short-Term Investments	0.0

Total	99.8%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Equity Securities	Value
	Brazil (9.2% of Net Assets)
6,447	Banco Bradesco S.A. (ADR)	$120,108
15,905	Fibria Celulose S.A. (SP ADR)(1)	249,708
15,887	Gerdau S.A. (SP ADR)	232,586
5,172	Itau Unibanco Holding S.A., Preferred Stock, 0.38% (ADR)	115,801
29,419	Lojas Americanas S.A., Preferred Stock, 0.22%	250,901
18,153	Petroleo Brasileiro S.A. (SP ADR)	578,173
7,383	Usinas Siderurgicas de Minas Gerais S.A., Preferred Stock, 1.69%	207,704
14,720	Vale S.A., Preferred Stock, 1.90% (ADR)	356,666

	Total Brazil (Cost: $2,308,306)	2,111,647

	China (17.9%)
274,000	BaWang International Group Holding, Ltd.	167,515
539,041	China CITIC Bank Corp., Ltd. - Class H	365,082
129,703	China Coal Energy Co. - Class H	181,863
556,530	China Construction Bank Corp. - Class H	472,993
98,000	China High Speed Transmission Equipment Group Co., Ltd.	224,112
96,003	China Life Insurance Co., Ltd. - Class H	428,477
54,300	China Shenhua Energy Co., Ltd. - Class H	209,766
615	CNOOC, Ltd. (ADR)	103,578
66,871	CNOOC, Ltd.	112,875
2,181	Ctrip.com International, Ltd. (ADR)(1)	87,807
325,000	Evergrande Real Estate Group, Ltd.	117,395
728,580	Fushan International Energy Group, Ltd.	422,057
288,428	Industrial and Commercial Bank of China, Ltd. - Class H	221,250
71,038	KongZhong Corp. (ADR)(1)	429,070
875	Spreadtrum Communications, Inc. (ADR)(1)	7,971
18,000	Tencent Holdings, Ltd.	347,331
102,000	Yanzhou Coal Mining Co., Ltd. - Class H	219,501

	Total China (Cost: $4,280,206)	4,118,643

	Hungary (3.1%)
85,414	Magyar Telekom Telecommunications PLC	264,150
18,488	OTP Bank PLC (1)	443,995

	Total Hungary (Cost: $700,435)	708,145

	India (4.0%)
13,784	ICICI Bank, Ltd. (SP ADR)	536,335
1,826	Infosys Technologies, Ltd. (SP ADR)	110,437

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	India (Continued)
6,022	Reliance Industries, Ltd., (144A) (GDR) (2)	$262,955

	Total India (Cost: $895,746)	909,727

	Indonesia (3.8%)
63,500	Bank Rakyat Indonesia Tbk PT	70,480
124,000	Perusahaan Gas Negara (Persero) Tbk PT	56,274
3,375	Telekomunikasi Indonesia Tbk PT (SP ADR)	126,697
240,500	Telekomunikasi Indonesia Tbk PT	226,858
176,067	United Tractors Tbk PT	397,541

	Total Indonesia (Cost: $766,399)	877,850

	Kazakhstan (3.1%)
32,006	Halyk Savings Bank of Kazakhstan JSC, (Reg. S) (GDR)(1)	260,849
92,048	Kazkommertsbank, (Reg. S) (GDR)(1)	460,240

	Total Kazakhstan (Cost: $983,551)	721,089

	Mexico (9.3%)
9,362	America Movil, S.A.B. de C.V., Series L (ADR)	464,449
78,488	Cemex S.A.B. de C.V. (SP ADR)(1)	740,927
117,742	Corporacion GEO S.A.B. de C.V., Series B (1)	327,548
170,489	Grupo Mexico S.A.B. de C.V., Series B	451,656
8,193	Grupo Televisa S.A. (SP ADR)	155,667

	Total Mexico (Cost: $2,119,108)	2,140,247

	Panama (Cost: $584,918) (2.8%)
12,273	Copa Holdings S.A.	633,900

	Russia (17.3%)
21,325	Alliance Oil Co., Ltd. (ADR)(1)	275,895
4,991	Eurasia Drilling Co., Ltd., (Reg. S) (GDR)	102,316
11,320	Gazprom Neft JSC (SP ADR)	229,343
2,738,587	IDGC Holding JSC (1)	377,005
45,803	LSR Group OJSC, (Reg. S) (GDR)(1)	416,807
19,700	Magnit OJSC, (Reg. S) (GDR)	417,174
958	Novolipetsk Steel (NLMK), (Reg. S) (GDR)	29,784
16,285	Novorossiysk Sea Trade Port, (Reg. S) (GDR)(1)	193,194
89,641	PIK Group, (Reg. S) (GDR)(1)	310,158
110,704	Raspadskaya (1)	442,440

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Russia (Continued)
90,719	Sberbank/Savings Bank of the Russian Federation	$252,738
33,441	VimpelCom, Ltd. (SP ADR)(1)	545,423
2,791	Vsmpo-Avisma Corp.	276,265
2,899	X5 Retail Group N.V., (Reg. S) (GDR)(1)	108,722

	Total Russia (Cost: $4,147,997)	3,977,264

	Saudi Arabia (Cost: $343,708) (1.4%)
32,880	HSBC Bank PLC, Participating Access-Linked Middle Eastern Securities of Yansab National Petrochemical	326,036

	South Africa (2.3%)
4,013	Impala Platinum Holdings, Ltd.	108,719
4,389	Naspers, Ltd. - N Shares	187,160
14,585	Standard Bank Group, Ltd.	226,524

	Total South Africa (Cost: $490,595)	522,403

	South Korea (12.0%)
3,728	Daegu Bank	48,050
5,638	Hynix Semiconductor, Inc. (1)	107,291
335	Hyundai Mobis (1)	57,981
3,415	Korea Electric Power Corp. (KEPCO) (SP ADR)(1)	48,117
2,160	KT Corp.	77,917
23,135	KT Corp. (SP ADR)	436,095
46,760	LG Telecom, Ltd.	314,729
554	POSCO	230,398
647	Samsung Electronics Co., Ltd.	443,781
2,812	Shinhan Financial Group Co., Ltd.	115,426
921	Shinsegae Co., Ltd.	439,135
10,650	Sindoh Co., Ltd.	444,697

	Total South Korea (Cost: $2,805,495)	2,763,617

	Taiwan (2.7%)
63,932	Hon Hai Precision Industry Co., Ltd. (Foxconn) (1)	257,515
35,600	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	359,560

	Total Taiwan (Cost: $652,254)	617,075

	Thailand (3.6%)
56,375	Bangkok Bank Public Co., Ltd.	243,269
9,047	Banpu Public Co., Ltd. (NVDR)	175,403

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Thailand (Continued)
93,238	Kasikornbank Public Co., Ltd. (NVDR)	$289,336
25,704	PTT Exploration & Production Public Co., Ltd.	118,664

	Total Thailand (Cost: $724,672)	826,672

	Turkey (Cost: $472,870) (2.0%)
32,617	Turkcell Iletisim Hizmetleri A.S. (ADR)	472,947

	Total Equity Securities (Cost: $22,276,260) (94.5%)	21,727,262

Principal Amount	Short-Term Investments
$251,441	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $245,000, U.S. Treasury Note, 2.50%, due 04/30/15 valued at $257,348) (Total Amount to be Received Upon Repurchase $251,441)	251,441

	Total Short-Term Investments (Cost: $251,441) (1.1%)	251,441

	Total Investments (Cost: $22,527,701) (95.6%)	21,978,703
	Excess of Other Assets over Liabilities (4.4%)	1,003,061

	Total Net Assets (100.0%)	$22,981,764

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR	-	Non-Voting Depositary Receipt.

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $262,955 or 1.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Airlines	2.8%
Automotive	0.3
Banking	19.7
Building Materials	3.2
Coal	7.1
Commercial Services	0.4
Communications	1.9
Computer & Data Processing Services	1.5
Computer Programming Services	0.5
Computers & Information	1.9
Cosmetic & Personal Care	0.7
Electric Utilities	1.8
Electrical Equipment	1.0
Electronics	5.1
Food Retailers	0.5
Forest Products & Paper	1.1
Heavy Machinery	2.9
Home Construction, Furnishings & Appliances	1.4
Insurance	1.9
Media - Broadcasting & Publishing	1.5
Metals	7.0
Oil & Gas	8.1
Radio Telephone Communications	2.0
Real Estate	3.7
Retailers	4.8
Telephone Communications, exc. Radio	3.3
Telephone Systems	7.6
Transportation	0.8
Short-Term Investments	1.1

Total	95.6%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
220	Honeywell International, Inc.	$9,429
125	Precision Castparts Corp.	15,274

	Total Aerospace & Defense	24,703

	Air Freight & Logistics (1.1%)
155	C.H. Robinson Worldwide, Inc.	10,106

	Beverages (1.0%)
175	Coca-Cola Co. (The)	9,644

	Biotechnology (4.1%)
115	Acorda Therapeutics, Inc. (1)	3,719
250	Amylin Pharmaceuticals, Inc. (1)	4,730
135	Dendreon Corp. (1)	4,443
235	Genzyme Corp. (1)	16,347
195	Human Genome Sciences, Inc. (1)	5,058
50	InterMune, Inc. (1)	488
89	Ironwood Pharmaceuticals, Inc. (1)	1,050
100	Vertex Pharmaceuticals, Inc. (1)	3,366

	Total Biotechnology	39,201

	Capital Markets (2.2%)
470	Janus Capital Group, Inc.	4,926
245	SEI Investments Co.	4,699
240	T. Rowe Price Group, Inc.	11,575

	Total Capital Markets	21,200

	Chemicals (3.7%)
180	Air Products & Chemicals, Inc.	13,064
175	Celanese Corp.	4,916
75	CF Industries Holdings, Inc.	6,089
135	Praxair, Inc.	11,721

	Total Chemicals	35,790

	Commercial Banks (0.3%)
398	Wilshire Bancorp, Inc.	2,997

	Commercial Services & Supplies (0.5%)
78	Clean Harbors, Inc. (1)	4,926

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Communications Equipment (6.9%)
345	Aruba Networks, Inc. (1)	$5,858
530	Cisco Systems, Inc. (1)	12,227
1,215	Motorola, Inc. (1)	9,100
660	Qualcomm, Inc.	25,133
235	Research In Motion, Ltd. (1)	13,520

	Total Communications Equipment	65,838

	Computers & Peripherals (6.0%)
456	3PAR, Inc. (1)	4,605
156	Apple, Inc. (1)	40,131
215	EMC Corp./Massachusetts (1)	4,255
480	Seagate Technology (1)	6,024
140	SMART Technologies, Inc. (1)	2,155

	Total Computers & Peripherals	57,170

	Construction & Engineering (0.5%)
235	Quanta Services, Inc. (1)	5,048

	Consumer Finance (1.2%)
270	Capital One Financial Corp.	11,429

	Distributors (0.4%)
190	LKQ Corp. (1)	3,758

	Diversified Consumer Services (0.4%)
15	Strayer Education, Inc.	3,591

	Diversified Financial Services (0.5%)
162	MSCI, Inc. (1)	5,228

	Electrical Equipment (1.5%)
270	Rockwell Automation, Inc.	14,620

	Energy Equipment & Services (3.6%)
275	Cameron International Corp. (1)	10,887
55	Core Laboratories N.V.	4,249
440	Superior Well Services, Inc. (1)	8,171
670	Weatherford International, Ltd. (1)	10,854

	Total Energy Equipment & Services	34,161

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Food & Staples Retailing (2.3%)
720	CVS Caremark Corp.	$22,097

	Food Products (1.3%)
250	Kellogg Co.	12,512

	Health Care Equipment & Supplies (2.5%)
366	Dexcom, Inc. (1)	4,085
40	HeartWare International, Inc. (1)	2,577
210	Masimo Corp.	4,847
147	NuVasive, Inc. (1)	4,817
75	Thoratec Corp. (1)	2,758
210	Volcano Corp. (1)	4,635

	Total Health Care Equipment & Supplies	23,719

	Health Care Providers & Services (3.5%)
535	Express Scripts, Inc. (1)	24,171
200	Medco Health Solutions, Inc. (1)	9,600

	Total Health Care Providers & Services	33,771

	Hotels, Restaurants & Leisure (2.4%)
326	7 Days Group Holdings, Ltd. (ADR) (1)	3,583
105	Ctrip.com International, Ltd. (ADR) (1)	4,227
320	Starwood Hotels & Resorts Worldwide, Inc.	15,504

	Total Hotels, Restaurants & Leisure	23,314

	Household Products (1.5%)
230	Procter & Gamble Co. (The)	14,067

	Insurance (4.7%)
310	Aflac, Inc.	15,249
110	First Mercury Financial Corp.	1,261
410	Prudential Financial, Inc.	23,489
252	Tower Group, Inc.	5,430

	Total Insurance	45,429

	Internet Software & Services (3.5%)
80	Akamai Technologies, Inc. (1)	3,069
55	Google, Inc. (1)	26,667

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
70	Mercadolibre, Inc. (1)	$4,235

	Total Internet Software & Services	33,971

	IT Services (2.0%)
185	Accenture PLC	7,334
56	MasterCard, Inc.	11,762

	Total IT Services	19,096

	Life Sciences Tools & Services (2.0%)
295	Life Technologies Corp. (1)	12,682
145	Thermo Fisher Scientific, Inc. (1)	6,505

	Total Life Sciences Tools & Services	19,187

	Machinery (4.6%)
235	Chart Industries, Inc. (1)	4,185
355	Cummins, Inc.	28,262
120	Flowserve Corp.	11,899

	Total Machinery	44,346

	Media (0.2%)
2,150	Sirius XM Radio, Inc. (1)	2,214

	Metals & Mining (1.1%)
285	Teck Resources, Ltd. - Class B (1)	10,046

	Multiline Retail (1.2%)
260	Dollar Tree, Inc. (1)	11,523

	Oil, Gas & Consumable Fuels (3.2%)
166	Comstock Resources, Inc. (1)	4,202
455	Denbury Resources, Inc. (1)	7,207
183	Houston American Energy Corp.	1,964
115	InterOil Corp. (1)	6,900
291	Plains Exploration & Production Co. (1)	6,562
82	Ultra Petroleum Corp. (1)	3,474

	Total Oil, Gas & Consumable Fuels	30,309

	Pharmaceuticals (2.2%)
200	Allergan, Inc.	12,212

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Pharmaceuticals (Continued)
216	Inspire Pharmaceuticals, Inc. (1)	$1,091
230	Mylan, Inc. (1)	4,002
95	Nektar Therapeutics (1)	1,241
65	Salix Pharmaceuticals, Ltd. (1)	2,756

	Total Pharmaceuticals	21,302

	Real Estate Management & Development (0.4%)
415	China Real Estate Information Corp. (ADR)(1)	3,843

	Road & Rail (0.4%)
65	Kansas City Southern (1)	2,386
33	Ryder System, Inc.	1,441

	Total Road & Rail	3,827

	Semiconductors & Semiconductor Equipment (6.2%)
140	Aixtron AG (SP ADR)	4,196
294	ARM Holdings PLC (SP ADR)	4,542
360	Atheros Communications (1)	9,518
590	Avago Technologies, Ltd. (1)	12,839
657	Cavium Networks, Inc. (1)	17,627
877	MaxLinear, Inc. (1)	10,971

	Total Semiconductors & Semiconductor Equipment	59,693

	Software (4.3%)
75	ANSYS, Inc. (1)	3,371
225	Fortinet, Inc. (1)	4,052
104	Longtop Financial Technologies, Ltd. (SP ADR)(1)	3,466
160	Salesforce.com, Inc. (1)	15,832
435	Take-Two Interactive Software, Inc. (1)	4,459
103	Ultimate Software Group, Inc. (The) (1)	3,323
90	VMware, Inc. (1)	6,978

	Total Software	41,481

	Specialty Retail (2.7%)
230	CarMax, Inc. (1)	4,853
365	Guess?, Inc.	13,031
154	Lumber Liquidators Holdings, Inc. (1)	3,822

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
122	Rue21, Inc. (1)	$3,700

	Total Specialty Retail	25,406

	Textiles, Apparel & Luxury Goods (1.4%)
170	Polo Ralph Lauren Corp.	13,432

	Thrifts & Mortgage Finance (0.4%)
315	Astoria Financial Corp.	4,171

	Tobacco (2.4%)
450	Philip Morris International, Inc.	22,968

	Wireless Telecommunication Services (2.5%)
320	American Tower Corp. (1)	14,797
255	NII Holdings, Inc. - Class B (1)	9,552

	Total Wireless Telecommunication Services	24,349

	Total Common Stock (Cost: $872,772) (95.4%)	915,483

Principal Amount	Short-Term Investments
$64,917	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $65,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $68,276) (Total Amount to be Received Upon Repurchase $64,917)	64,917

	Total Short-Term Investments (Cost: $64,917) (6.7%)	64,917

	Total Investments (Cost: $937,689) (102.1%)	980,400
	Liabilities in Excess of Other Assets (-2.1%)	(20,414)

	Net Assets (100.0%)	$959,986

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Air Freight & Logistics	1.1
Beverages	1.0
Biotechnology	4.1
Capital Markets	2.2
Chemicals	3.7
Commercial Banks	0.3
Commercial Services & Supplies	0.5
Communications Equipment	6.9
Computers & Peripherals	6.0
Construction & Engineering	0.5
Consumer Finance	1.2
Distributors	0.4
Diversified Consumer Services	0.4
Diversified Financial Services	0.5
Electrical Equipment	1.5
Energy Equipment & Services	3.6
Food & Staples Retailing	2.3
Food Products	1.3
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	2.4
Household Products	1.5
IT Services	2.0
Insurance	4.7
Internet Software & Services	3.5
Life Sciences Tools & Services	2.0
Machinery	4.6
Media	0.2
Metals & Mining	1.1
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	2.2
Real Estate Management & Development	0.4
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	6.2
Software	4.3
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	1.4
Thrifts & Mortgage Finance	0.4
Tobacco	2.4
Wireless Telecommunication Services	2.5
Short-Term Investments	6.7

Total	102.1%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
70,800	Aerovironment, Inc. (1)	$1,692,828
86,700	Spirit AeroSystems Holdings, Inc. (1)	1,764,345

	Total Aerospace & Defense	3,457,173

	Air Freight & Logistics (4.5%)
35,900	C.H. Robinson Worldwide, Inc.	2,340,680
53,700	Expeditors International of Washington, Inc.	2,289,768

	Total Air Freight & Logistics	4,630,448

	Biotechnology (9.8%)
41,800	Acorda Therapeutics, Inc. (1)	1,351,812
87,000	Amylin Pharmaceuticals, Inc. (1)	1,646,040
35,400	Dendreon Corp. (1)	1,165,014
42,200	Genzyme Corp. (1)	2,935,432
59,000	Human Genome Sciences, Inc. (1)	1,530,460
42,000	Vertex Pharmaceuticals, Inc. (1)	1,413,720

	Total Biotechnology	10,042,478

	Capital Markets (5.9%)
195,000	Janus Capital Group, Inc.	2,043,600
104,600	SEI Investments Co.	2,006,228
40,400	T. Rowe Price Group, Inc.	1,948,492

	Total Capital Markets	5,998,320

	Chemicals (2.5%)
31,500	CF Industries Holdings, Inc.	2,557,485

	Commercial Services & Supplies (1.8%)
29,700	Clean Harbors, Inc. (1)	1,875,852

	Communications Equipment (1.3%)
81,500	Aruba Networks, Inc. (1)	1,383,870

	Computers & Peripherals (1.1%)
70,600	SMART Technologies, Inc. (1)	1,086,534

	Construction & Engineering (1.7%)
79,300	Quanta Services, Inc. (1)	1,703,364

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Consumer Finance (0.0%)
400	Green Dot Corp. (1)	$17,400

	Diversified Consumer Services (4.9%)
21,300	Capella Education Co. (1)	1,979,196
12,900	Strayer Education, Inc.	3,088,260

	Total Diversified Consumer Services	5,067,456

	Diversified Financial Services (2.1%)
65,508	MSCI, Inc. (1)	2,113,943

	Electrical Equipment (2.5%)
46,500	Rockwell Automation, Inc.	2,517,975

	Energy Equipment & Services (2.8%)
37,600	Core Laboratories N.V.	2,904,600

	Health Care Equipment & Supplies (8.8%)
9,000	Intuitive Surgical, Inc. (1)	2,955,330
91,200	Masimo Corp. (1)	2,104,896
38,900	NuVasive, Inc. (1)	1,274,753
32,600	Thoratec Corp. (1)	1,199,028
69,200	Volcano Corp. (1)	1,527,244

	Total Health Care Equipment & Supplies	9,061,251

	Hotels, Restaurants & Leisure (1.6%)
41,014	Ctrip.com International, Ltd. (ADR)(1)	1,651,224

	Insurance (2.3%)
45,100	ACE, Ltd. (1)	2,393,908

	Internet Software & Services (5.0%)
45,900	Akamai Technologies, Inc. (1)	1,760,724
23,400	Baidu.com, Inc. (SP ADR)(1)	1,904,994
23,329	Mercadolibre, Inc. (1)	1,411,405

	Total Internet Software & Services	5,077,123

	IT Services (1.9%)
34,600	Alliance Data Systems Corp. (1)	1,988,808

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Machinery (1.8%)
68,300	Kennametal, Inc.	$1,870,737

	Oil, Gas & Consumable Fuels (5.5%)
40,000	Contango Oil & Gas Co. (1)	1,753,600
95,700	Plains Exploration & Production Co. (1)	2,158,035
41,100	Ultra Petroleum Corp. (1)	1,741,407

	Total Oil, Gas & Consumable Fuels	5,653,042

	Pharmaceuticals (1.7%)
99,400	Mylan, Inc. (1)	1,729,560

	Professional Services (3.2%)
96,300	Resources Connection, Inc. (1)	1,250,937
79,500	Robert Half International, Inc.	2,001,810

	Total Professional Services	3,252,747

	Real Estate Management & Development (1.6%)
174,936	China Real Estate Information Corp. (ADR)(1)	1,619,907

	Semiconductors & Semiconductor Equipment (7.0%)
48,300	Aixtron AG (SP ADR)	1,447,551
69,900	ARM Holdings PLC (SP ADR)	1,079,955
44,958	Avago Technologies, Ltd. (1)	978,286
67,889	Cavium Networks, Inc. (1)	1,821,462
125,300	Marvell Technology Group, Ltd. (1)	1,869,476

	Total Semiconductors & Semiconductor Equipment	7,196,730

	Software (8.2%)
22,827	ANSYS, Inc. (1)	1,026,074
39,950	Salesforce.com, Inc. (1)	3,953,052
44,096	VMware, Inc. (1)	3,418,763

	Total Software	8,397,889

	Specialty Retail (3.0%)
49,300	CarMax, Inc. (1)	1,040,230
67,200	Rue21, Inc. (1)	2,038,176

	Total Specialty Retail	3,078,406

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (1.6%)
131,300	Northwest Bancshares, Inc.	$1,592,669

	Total Common Stock (Cost: $92,011,279) (97.5%)	99,920,899

Principal Amount	Short-Term Investments
$585,873	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $570,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $598,728) (Total Amount to be Received Upon Repurchase $585,874)	585,873

	Total Short-Term Investments (Cost: $585,873) (0.6%)	585,873

	Total Investments (Cost: $92,597,152) (98.1%)	100,506,772
	Excess of Other Assets over Liabilities (1.9%)	1,944,017

	Net Assets (100.0%)	$102,450,789

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Air Freight & Logistics	4.5
Biotechnology	9.8
Capital Markets	5.9
Chemicals	2.5
Commercial Services & Supplies	1.8
Communications Equipment	1.3
Computers & Peripherals	1.1
Construction & Engineering	1.7
Consumer Finance	0.0
Diversified Consumer Services	4.9
Diversified Financial Services	2.1
Electrical Equipment	2.5
Energy Equipment & Services	2.8
Health Care Equipment & Supplies	8.8
Hotels, Restaurants & Leisure	1.6
IT Services	1.9
Insurance	2.3
Internet Software & Services	5.0
Machinery	1.8
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	1.7
Professional Services	3.2
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	7.0
Software	8.2
Specialty Retail	3.0
Thrifts & Mortgage Finance	1.6
Short-Term Investments	0.6

Total	98.1%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
2,100	Precision Castparts Corp.	$256,599

	Beverages (2.0%)
3,500	Coca-Cola Co. (The)	192,885

	Biotechnology (1.1%)
3,300	Vertex Pharmaceuticals, Inc. (1)	111,078

	Chemicals (4.0%)
3,575	Air Products & Chemicals, Inc.	259,474
1,275	Potash Corp. of Saskatchewan, Inc.	133,709

	Total Chemicals	393,183

	Communications Equipment (6.3%)
10,650	Cisco Systems, Inc. (1)	245,695
9,850	Qualcomm, Inc.	375,088

	Total Communications Equipment	620,783

	Computers & Peripherals (9.7%)
2,925	Apple, Inc. (1)	752,456
4,800	EMC Corp./Massachusetts (1)	94,992
8,550	Seagate Technology (1)	107,303

	Total Computers & Peripherals	954,751

	Consumer Finance (2.2%)
5,050	Capital One Financial Corp.	213,767

	Diversified Financial Services (2.0%)
1,825	IntercontinentalExchange, Inc. (1)	192,757

	Energy Equipment & Services (6.3%)
5,350	Cameron International Corp. (1)	211,806
3,320	FMC Technologies, Inc. (1)	210,090
12,050	Weatherford International, Ltd. (1)	195,210

	Total Energy Equipment & Services	617,106

	Food & Staples Retailing (1.7%)
5,275	CVS Caremark Corp.	161,890

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Health Care Providers & Services (9.2%)
13,400	Express Scripts, Inc. (1)	$605,412
6,150	Medco Health Solutions, Inc. (1)	295,200

	Total Health Care Providers & Services	900,612

	Hotels, Restaurants & Leisure (4.3%)
2,850	Carnival Corp.	98,838
3,100	Starwood Hotels & Resorts Worldwide, Inc.	150,195
1,950	Wynn Resorts, Ltd. (1)	170,976

	Total Hotels, Restaurants & Leisure	420,009

	Industrial Conglomerates (1.1%)
5,200	Textron, Inc.	107,952

	Insurance (5.3%)
6,300	Aflac, Inc.	309,897
3,750	Prudential Financial, Inc.	214,837

	Total Insurance	524,734

	Internet Software & Services (5.1%)
1,030	Google, Inc. (1)	499,395

	IT Services (6.2%)
3,750	Accenture PLC	148,650
1,575	MasterCard, Inc.	330,813
1,800	Visa, Inc.	132,030

	Total IT Services	611,493

	Life Sciences Tools & Services (1.4%)
3,000	Thermo Fisher Scientific, Inc. (1)	134,580

	Machinery (6.9%)
3,300	Cummins, Inc.	262,713
3,670	Danaher Corp.	140,965
2,735	Flowserve Corp.	271,202

	Total Machinery	674,880

	Metals & Mining (1.4%)
3,800	Teck Resources, Ltd. - Class B (1)	133,950

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Multiline Retail (1.6%)
3,600	Dollar Tree, Inc. (1)	$159,552

	Oil, Gas & Consumable Fuels (3.2%)
9,900	Denbury Resources, Inc. (1)	156,816
2,600	InterOil Corp. (1)	156,000

	Total Oil, Gas & Consumable Fuels	312,816

	Pharmaceuticals (1.3%)
3,750	Merck & Co., Inc.	129,225

	Professional Services (1.4%)
5,500	Robert Half International, Inc.	138,490

	Road & Rail (1.5%)
4,050	J.B. Hunt Transport Services, Inc.	143,735

	Specialty Retail (2.8%)
5,300	Guess?, Inc.	189,210
4,015	Lowe’s Cos., Inc.	83,271

	Total Specialty Retail	272,481

	Tobacco (2.9%)
5,650	Philip Morris International, Inc.	288,376

	Wireless Telecommunication Services (5.6%)
6,850	American Tower Corp. (1)	316,744
6,230	NII Holdings, Inc. - Class B (1)	233,376

	Total Wireless Telecommunication Services	550,120

	Total Common Stock (Cost: $9,347,753) (99.1%)	9,717,199

Principal Amount	Short-Term Investments
$90,232	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $90,000, U.S. Treasury Note, 2.50%, due 4/30/15, valued at $94,536) Total Amount to be Received Upon Repurchase $90,232)	90,232

	Total Short-Term Investments (Cost: $90,232) (0.9%)	90,232

See accompanying notes to Schedule of Investments.

Total Investments (Cost: $9,437,985) (100.0%)	$9,807,431
Excess of Other Assets over Liabilities (0.0%)	3,350

Net Assets (100.0%)	$9,810,781

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Beverages	2.0
Biotechnology	1.1
Chemicals	4.0
Communications Equipment	6.3
Computers & Peripherals	9.7
Consumer Finance	2.2
Diversified Financial Services	2.0
Energy Equipment & Services	6.3
Food & Staples Retailing	1.7
Health Care Providers & Services	9.2
Hotels, Restaurants & Leisure	4.3
Industrial Conglomerates	1.1
Insurance	5.3
Internet Software & Services	5.1
IT Services	6.2
Life Sciences Tools & Services	1.4
Machinery	6.9
Metals & Mining	1.4
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	1.3
Professional Services	1.4
Road & Rail	1.5
Specialty Retail	2.8
Tobacco	2.9
Wireless Telecommunication Services	5.6
Short-Term Investments	0.9

Total	100.0%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
330,909	Honeywell International, Inc.	$14,182,760

	Biotechnology (0.9%)
67,900	Genzyme Corp. (1)	4,723,124

	Capital Markets (5.3%)
225,500	Ameriprise Financial, Inc.	9,558,945
481,100	Morgan Stanley	12,984,889
153,000	State Street Corp.	5,954,760

	Total Capital Markets	28,498,594

	Commercial Services & Supplies (1.4%)
229,000	Waste Management, Inc.	7,774,550

	Communications Equipment (1.8%)
1,297,030	Motorola, Inc. (1)	9,714,755

	Computers & Peripherals (1.8%)
736,900	Dell, Inc. (1)	9,756,556

	Consumer Finance (1.9%)
235,050	American Express Co.	10,492,632

	Diversified Financial Services (3.6%)
476,418	JPMorgan Chase & Co.	19,190,117

	Diversified Telecommunication Services (2.6%)
532,500	AT&T, Inc.	13,813,050

	Electric Utilities (2.4%)
364,050	American Electric Power Co., Inc.	13,098,519

	Electronic Equipment, Instruments and Components (4.6%)
1,514,194	Flextronics International, Ltd. (1)	9,418,287
568,975	Tyco Electronics, Ltd.	15,362,325

	Total Electronic Equipment, Instruments and Components	24,780,612

	Energy Equipment & Services (4.2%)
245,100	Baker Hughes, Inc.	11,830,977
261,900	Ensco International PLC (SP ADR)	10,950,039

	Total Energy Equipment & Services	22,781,016

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Food & Staples Retailing (1.3%)
236,900	CVS Caremark Corp.	$7,270,461

	Food Products (4.1%)
553,700	Kraft Foods, Inc.	16,173,577
420,800	Sara Lee Corp.	6,223,632

	Total Food Products	22,397,209

	Health Care Equipment & Supplies (1.7%)
644,180	Hologic, Inc. (1)	9,108,705

	Health Care Providers & Services (1.3%)
1,494,450	Tenet Healthcare Corp. (1)	6,874,470

	Household Durables (1.8%)
640,863	Lennar Corp.	9,465,546

	Household Products (2.6%)
218,550	Kimberly-Clark Corp.	14,013,426

	Industrial Conglomerates (6.6%)
691,600	General Electric Co.	11,148,592
540,300	Textron, Inc.	11,216,628
353,125	Tyco International, Ltd.	13,517,625

	Total Industrial Conglomerates	35,882,845

	Insurance (4.9%)
804,100	MBIA, Inc. (1)	6,979,588
390,200	Travelers Cos., Inc. (The)	19,685,590

	Total Insurance	26,665,178

	Internet Software & Services (1.5%)
595,400	Yahoo!, Inc. (1)	8,264,152

	IT Services (3.5%)
145,000	International Business Machines Corp.	18,618,000

	Machinery (1.1%)
299,500	Terex Corp. (1)	5,912,130

	Media (6.0%)
463,000	CBS Corp.	6,843,140

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Media (Continued)
690,400	Comcast Corp.	$13,442,088
377,816	Time Warner, Inc.	11,886,091

	Total Media	32,171,319

	Metals & Mining (3.5%)
792,600	Alcoa, Inc.	8,853,342
227,100	United States Steel Corp.	10,067,343

	Total Metals & Mining	18,920,685

	Oil, Gas & Consumable Fuels (8.4%)
177,400	Anadarko Petroleum Corp.	8,720,984
250,700	Chevron Corp.	19,105,847
182,000	Devon Energy Corp.	11,373,180
358,400	Valero Energy Corp.	6,089,216

	Total Oil, Gas & Consumable Fuels	45,289,227

	Paper & Forest Products (1.9%)
421,800	MeadWestvaco Corp.	10,106,328

	Pharmaceuticals (5.1%)
930,700	Pfizer, Inc.	13,960,500
339,900	Watson Pharmaceuticals, Inc. (1)	13,765,950

	Total Pharmaceuticals	27,726,450

	Semiconductors & Semiconductor Equipment (2.3%)
612,800	Intel Corp.	12,623,680

	Software (2.0%)
312,700	CA, Inc.	6,116,412
379,900	Symantec Corp. (1)	4,927,303

	Total Software	11,043,715

	Specialty Retail (5.6%)
180,400	Best Buy Co., Inc.	6,252,664
544,920	Gap, Inc. (The)	9,868,501
500,900	Home Depot, Inc. (The)	14,280,659

	Total Specialty Retail	30,401,824

	Wireless Telecommunication Services (1.1%)
1,236,900	Sprint Nextel Corp. (1)	5,652,633

	Total Common Stock (Cost: $562,162,942) (99.4%)	537,214,268

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$4,346,074	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $4,355,000, U.S. Treasury Note, 1.375%, due 05/15/13, valued at $4,436,003) (Total Amount to be Received Upon Repurchase $4,346,077)	$4,346,074

	Total Short-Term Investments (Cost: $4,346,074) (0.8%)	4,346,074

	Total Investments (Cost: $566,509,016) (100.2%)	541,560,342
	Liabilities in Excess of Other Assets (-0.2%)	(1,219,169)

	Net Assets (100.0%)	$540,341,173

Notes to the Schedule of Investments:
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Biotechnology	0.9
Capital Markets	5.3
Commercial Services & Supplies	1.4
Communications Equipment	1.8
Computers & Peripherals	1.8
Consumer Finance	1.9
Diversified Financial Services	3.6
Diversified Telecommunication Services	2.6
Electric Utilities	2.4
Electronic Equipment, Instruments and Components	4.6
Energy Equipment & Services	4.2
Food & Staples Retailing	1.3
Food Products	4.1
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	1.3
Household Durables	1.8
Household Products	2.6
IT Services	3.5
Industrial Conglomerates	6.6
Insurance	4.9
Internet Software & Services	1.5
Machinery	1.1
Media	6.0
Metals & Mining	3.5
Oil, Gas & Consumable Fuels	8.4
Paper & Forest Products	1.9
Pharmaceuticals	5.1
Semiconductors & Semiconductor Equipment	2.3
Software	2.0
Specialty Retail	5.6
Wireless Telecommunication Services	1.1
Short-Term Investments	0.8

Total	100.2%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Auto Components (2.3% of Net Assets)
1,600	Autoliv, Inc. (1)	$91,904
1,600	BorgWarner, Inc. (1)	70,176
11,750	Dana Holding Corp. (1)	139,590
6,850	Tenneco, Inc. (1)	189,060

	Total Auto Components	490,730

	Biotechnology (3.5%)
78,750	Arena Pharmaceuticals, Inc. (1)	626,062
25,950	Exact Sciences Corp. (1)	108,212

	Total Biotechnology	734,274

	Building Products (0.2%)
4,850	NCI Building Systems, Inc. (1)	45,930

	Capital Markets (4.9%)
29,978	Apollo Investment Corp.	302,778
14,650	Cohen & Steers, Inc.	326,695
6,815	E*TRADE Financial Corp. (1)	99,703
3,500	Lazard, Ltd.	103,845
6,600	Piper Jaffray Cos., Inc. (1)	205,854

	Total Capital Markets	1,038,875

	Chemicals (2.5%)
1,850	Albemarle Corp.	80,697
7,250	H. B. Fuller Co.	148,190
29,550	PolyOne Corp. (1)	304,660

	Total Chemicals	533,547

	Commercial Banks (1.4%)
18,750	TCF Financial Corp.	297,000

	Commercial Services & Supplies (1.6%)
10,400	Corrections Corp. of America (1)	203,528
6,350	Tetra Tech, Inc. (1)	133,160

	Total Commercial Services & Supplies	336,688

	Communications Equipment (1.8%)
34,250	Ixia (1)	376,065

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Computers & Peripherals (3.5%)
18,450	Avid Technology, Inc. (1)	$238,558
31,200	Cray, Inc. (1)	207,792
8,400	Intevac, Inc. (1)	92,400
2,000	Lexmark International, Inc. (1)	73,500
15,300	Silicon Graphics International Corp. (1)	119,340

	Total Computers & Peripherals	731,590

	Construction & Engineering (2.0%)
1,400	Jacobs Engineering Group, Inc. (1)	51,198
15,450	Orion Marine Group, Inc. (1)	191,889
5,200	Shaw Group, Inc. (1)	166,608

	Total Construction & Engineering	409,695

	Containers & Packaging (0.5%)
4,050	Packaging Corp. of America	97,200

	Diversified Telecommunication Services (1.1%)
81,000	Cincinnati Bell, Inc. (1)	239,760

	Electrical Equipment (1.1%)
14,950	GrafTech International, Ltd. (1)	234,416

	Electronic Equipment, Instruments & Components (0.8%)
28,231	Flextronics International, Ltd. (1)	175,597

	Energy Equipment & Services (3.6%)
24,600	Key Energy Services, Inc. (1)	237,636
35,250	Newpark Resources, Inc. (1)	281,647
8,450	Patterson-UTI Energy, Inc.	138,834
14,450	Pioneer Drilling Co. (1)	95,659

	Total Energy Equipment & Services	753,776

	Food Products (0.5%)
4,900	Hain Celestial Group, Inc. (The) (1)	103,194

	Health Care Equipment & Supplies (3.1%)
900	HeartWare International, Inc. (1)	57,987
11,100	Invacare Corp.	264,513

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (Continued)
19,650	Synovis Life Technologies, Inc. (1)	$319,902

	Total Health Care Equipment & Supplies	642,402

	Health Care Providers & Services (4.5%)
9,000	America Service Group, Inc.	158,760
6,300	Catalyst Health Solutions, Inc. (1)	217,854
16,950	Kindred Healthcare, Inc. (1)	225,435
10,840	PharMerica Corp. (1)	141,570
10,300	Triple-S Management Corp. - Class B (1)	204,764

	Total Health Care Providers & Services	948,383

	Hotels, Restaurants & Leisure (2.2%)
4,750	Brinker International, Inc.	74,670
11,600	California Pizza Kitchen, Inc. (1)	208,104
14,750	Luby’s, Inc. (1)	76,700
9,950	Pinnacle Entertainment, Inc. (1)	107,957

	Total Hotels, Restaurants & Leisure	467,431

	Household Durables (2.4%)
5,050	Harman International Industries, Inc. (1)	153,570
8,600	KB Home	97,868
7,250	Lennar Corp.	107,083
4,655	Pulte Homes, Inc. (1)	40,871
5,750	Toll Brothers, Inc. (1)	99,820

	Total Household Durables	499,212

	Independent Power Producers & Energy Traders (0.3%)
15,590	Dynegy, Inc. (1)	55,345

	Insurance (5.0%)
7,000	American Financial Group, Inc.	206,290
5,800	Assured Guaranty, Ltd.	91,060
18,797	Hilltop Holdings, Inc. (1)	195,301
31,050	MBIA, Inc. (1)	269,514
12,650	Old Republic International Corp.	158,251
2,700	Reinsurance Group of America, Inc.	129,546

	Total Insurance	1,049,962

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	IT Services (0.7%)
5,635	Unisys Corp. (1)	$152,201

	Leisure Equipment & Products (1.2%)
19,220	Callaway Golf Co.	129,735
5,750	Pool Corp.	127,248

	Total Leisure Equipment & Products	256,983

	Life Sciences Tools & Services (1.0%)
31,600	Albany Molecular Research, Inc. (1)	205,400

	Machinery (7.3%)
7,550	AGCO Corp. (1)	262,438
29,500	Federal Signal Corp.	175,820
3,600	Gardner Denver, Inc. (1)	182,772
4,350	Harsco Corp.	100,746
16,550	Terex Corp. (1)	326,697
10,950	Wabtec Corp.	488,479

	Total Machinery	1,536,952

	Marine (2.6%)
52,650	Eagle Bulk Shipping, Inc. (1)	254,826
7,650	Kirby Corp. (1)	294,066

	Total Marine	548,892

	Media (1.0%)
12,300	Mediacom Communications Corp. (1)	90,282
18,200	Sinclair Broadcast Group, Inc. (1)	109,928

	Total Media	200,210

	Metals & Mining (2.0%)
4,350	Allegheny Technologies, Inc.	207,103
9,550	Commercial Metals Co.	137,425
1,850	United States Steel Corp.	82,011

	Total Metals & Mining	426,539

	Multi-Utilities (2.6%)
14,350	Avista Corp.	300,202
9,050	NorthWestern Corp.	255,210

	Total Multi-Utilities	555,412

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (2.8%)
4,200	Arch Coal, Inc.	$99,498
8,385	EXCO Resources, Inc. (1)	121,666
1,550	Petroleum Development Corp. (1)	45,167
20,350	SandRidge Energy, Inc. (1)	120,065
10,250	Tesoro Corp.	132,328
800	Whiting Petroleum Corp. (1)	70,408

	Total Oil, Gas & Consumable Fuels	589,132

	Paper & Forest Products (1.5%)
18,200	Buckeye Technologies, Inc. (1)	206,570
9,350	Glatfelter Co.	106,871

	Total Paper & Forest Products	313,441

	Pharmaceuticals (0.9%)
10,450	Mylan, Inc. (1)	181,830

	Professional Services (0.7%)
31,300	On Assignment, Inc. (1)	151,179

	Real Estate Investment Trusts (REITs) (3.3%)
3,000	Hatteras Financial Corp.	88,920
23,300	Medical Properties Trust, Inc.	231,602
13,350	MFA Financial, Inc.	97,989
16,850	Redwood Trust, Inc.	263,702

	Total Real Estate Investment Trusts (REITs)	682,213

	Real Estate Management & Development (1.7%)
9,100	FirstService Corp. (1)	200,382
2,100	Jones Lang Lasalle, Inc.	162,666

	Total Real Estate Management & Development	363,048

	Road & Rail (4.7%)
11,550	Con-way, Inc.	389,119
16,700	Saia, Inc. (1)	252,170
20,750	USA Truck, Inc. (1)	340,093

	Total Road & Rail	981,382

	Semiconductors & Semiconductor Equipment (10.2%)
13,400	ANADIGICS, Inc. (1)	58,826

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
34,224	Brooks Automation, Inc. (1)	$261,129
29,600	Fairchild Semiconductor International, Inc. (1)	268,768
13,700	International Rectifier Corp. (1)	267,561
94,500	Lattice Semiconductor Corp. (1)	525,420
14,200	LSI Corp. (1)	57,226
109,650	Mattson Technology, Inc. (1)	321,275
14,000	Novellus Systems, Inc. (1)	373,940

	Total Semiconductors & Semiconductor Equipment	2,134,145

	Software (2.9%)
25,850	Cadence Design Systems, Inc. (1)	179,916
2,900	Electronic Arts, Inc. (1)	46,197
47,400	Novell, Inc. (1)	286,296
9,726	Take-Two Interactive Software, Inc. (1)	99,691

	Total Software	612,100

	Specialty Retail (1.7%)
3,300	American Eagle Outfitters, Inc.	40,623
10,900	AnnTaylor Stores Corp. (1)	191,186
5,950	GameStop Corp. (1)	119,298

	Total Specialty Retail	351,107

	Textiles, Apparel & Luxury Goods (0.9%)
38,700	Liz Claiborne, Inc. (1)	183,438

	Total Common Stock (Cost: $20,841,874) (98.5%)	20,686,676

	Warrants
	Communications Equipment (0.0%)
485	Lantronix, Inc., Strike Price $4.68, Expires 02/09/11(1)	—

	Total Warrants (Cost: $0) (0.0%)	—

Principal Amount	Short-Term Investments
$352,369	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $345,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $362,388) (Total Amount to be Received Upon Repurchase $352,369)	352,369

	Total Short-Term Investments (Cost: $352,369) (1.7%)	352,369

See accompanying notes to Schedule of Investments.

Total Investments (Cost: $21,194,243) (100.2%)	$21,039,045
Liabilities in Excess of Other Assets (-0.2%)	(52,210)

Net Assets (100.0%)	$20,986,835

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Auto Components	2.3%
Biotechnology	3.5
Building Products	0.2
Capital Markets	4.9
Chemicals	2.5
Commercial Banks	1.4
Commercial Services & Supplies	1.6
Communications Equipment	1.8
Computers & Peripherals	3.5
Construction & Engineering	2.0
Containers & Packaging	0.5
Diversified Telecommunication Services	1.1
Electrical Equipment	1.1
Electronic Equipment, Instruments and Components	0.8
Energy Equipment & Services	3.6
Food Products	0.5
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	4.5
Hotels, Restaurants & Leisure	2.2
Household Durables	2.4
IT Services	0.7
Independent Power Producers & Energy Traders	0.3
Insurance	5.0
Leisure Equipment & Products	1.2
Life Sciences Tools & Services	1.0
Machinery	7.3
Marine	2.6
Media	1.0
Metals & Mining	2.0
Multi-Utilities	2.6
Oil, Gas & Consumable Fuels	2.8
Paper & Forest Products	1.5
Pharmaceuticals	0.9
Professional Services	0.7
Real Estate Investment Trusts (REITs)	3.3
Real Estate Management & Development	1.7
Road & Rail	4.7
Semiconductors & Semiconductor Equipment	10.2
Software	2.9
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	0.9
Short-Term Investments	1.7

Total	100.2%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Air Freight & Logistics (7.7% of Net Assets)
373,024	C.H. Robinson Worldwide, Inc.	$24,321,165
282,311	Expeditors International of Washington, Inc.	12,037,741

	Total Air Freight & Logistics	36,358,906

	Capital Markets (2.0%)
642,400	Charles Schwab Corp. (The)	9,501,096

	Chemicals (3.0%)
165,200	Praxair, Inc.	14,342,664

	Communications Equipment (7.9%)
614,500	Cisco Systems, Inc. (1)	14,176,515
608,608	Qualcomm, Inc.	23,175,793

	Total Communications Equipment	37,352,308

	Computers & Peripherals (6.3%)
116,030	Apple, Inc. (1)	29,848,717

	Construction & Engineering (2.3%)
497,600	Quanta Services, Inc. (1)	10,688,448

	Diversified Financial Services (1.4%)
63,563	IntercontinentalExchange, Inc. (1)	6,713,524

	Electrical Equipment (2.9%)
255,872	Rockwell Automation, Inc.	13,855,469

	Energy Equipment & Services (6.5%)
182,969	FMC Technologies, Inc. (1)	11,578,278
162,965	Oceaneering International, Inc. (1)	8,063,508
186,916	Schlumberger, Ltd.	11,151,409

	Total Energy Equipment & Services	30,793,195

	Food & Staples Retailing (4.7%)
199,724	Costco Wholesale Corp.	11,326,348
348,100	CVS Caremark Corp.	10,683,189

	Total Food & Staples Retailing	22,009,537

	Health Care Equipment & Supplies (6.8%)
36,815	Intuitive Surgical, Inc. (1)	12,088,942

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (Continued)
362,627	Varian Medical Systems, Inc. (1)	$20,017,010

	Total Health Care Equipment & Supplies	32,105,952

	Health Care Technology (3.1%)
190,983	Cerner Corp. (1)	14,791,633

	Household Products (3.0%)
233,155	Procter & Gamble Co. (The)	14,259,760

	Insurance (1.9%)
168,500	ACE, Ltd.	8,943,980

	Internet & Catalog Retail (4.5%)
133,310	Amazon.com, Inc. (1)	15,715,916
25,400	Priceline.com, Inc. (1)	5,699,760

	Total Internet & Catalog Retail	21,415,676

	Internet Software & Services (4.8%)
46,979	Google, Inc. (1)	22,777,768

	IT Services (7.6%)
294,546	Cognizant Technology Solutions Corp. (1)	16,070,430
271,206	Visa, Inc.	19,892,960

	Total IT Services	35,963,390

	Life Sciences Tools & Services (3.1%)
333,700	Life Technologies Corp. (1)	14,345,763

	Machinery (2.2%)
104,630	Flowserve Corp.	10,375,111

	Oil, Gas & Consumable Fuels (3.4%)
203,100	Occidental Petroleum Corp.	15,827,583

	Pharmaceuticals (6.4%)
254,400	Allergan, Inc.	15,533,664
296,200	Teva Pharmaceutical Industries, Ltd. (SP ADR)	14,469,370

	Total Pharmaceuticals	30,003,034

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (3.2%)
151,737	Salesforce.com, Inc. (1)	$15,014,376

	Wireless Telecommunication Services (2.8%)
283,432	American Tower Corp. (1)	13,105,895

	Total Common Stock (Cost: $365,290,248) (97.5%)	460,393,785

Principal Amount	Short-Term Investments
$ 12,208,833	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $11,860,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $12,457,744) (Total Amount to be Received Upon Repurchase $12,208,843)	12,208,833

	Total Short-Term Investments (Cost: $12,208,833) (2.6%)	12,208,833

	Total Investments (Cost: $377,499,081) (100.1%)	472,602,618
	Liabilities in Excess of Other Assets (-0.1%)	(640,233)

	Net Assets (100.0%)	$471,962,385

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Air Freight & Logistics	7.7%
Capital Markets	2.0
Chemicals	3.0
Communications Equipment	7.9
Computers & Peripherals	6.3
Construction & Engineering	2.3
Diversified Financial Services	1.4
Electrical Equipment	2.9
Energy Equipment & Services	6.5
Food & Staples Retailing	4.7
Health Care Equipment & Supplies	6.8
Health Care Technology	3.1
Household Products	3.0
IT Services	7.6
Insurance	1.9
Internet & Catalog Retail	4.5
Internet Software & Services	4.8
Life Sciences Tools & Services	3.1
Machinery	2.2
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	6.4
Software	3.2
Wireless Telecommunication Services	2.8
Short-Term Investments	2.6

Total	100.1%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Auto Components (1.6% of Net Assets)
1,086,659	Wonder Auto Technology, Inc. (1)	$8,878,004

	Biotechnology (6.5%)
261,000	Acorda Therapeutics, Inc. (1)	8,440,740
617,900	Arena Pharmaceuticals, Inc. (1)	4,912,305
1,048,600	Chelsea Therapeutics International, Ltd. (1)	2,988,510
259,500	Enzon Pharmaceuticals, Inc. (1)	2,838,930
436,600	Human Genome Sciences, Inc. (1)	11,325,404
124,800	InterMune, Inc. (1)	1,218,048
215,600	Ironwood Pharmaceuticals, Inc. (1)	2,544,080
67,569	OncoGenex Pharmaceutical, Inc. (1)	955,426

	Total Biotechnology	35,223,443

	Commercial Banks (1.5%)
1,047,699	Wilshire Bancorp, Inc.	7,889,173

	Commercial Services & Supplies (2.1%)
182,531	Clean Harbors, Inc. (1)	11,528,658

	Communications Equipment (2.4%)
775,402	Aruba Networks, Inc. (1)	13,166,326

	Computers & Peripherals (4.2%)
1,090,490	3PAR, Inc. (1)	11,013,949
524,762	Stratasys, Inc. (1)	11,917,345

	Total Computers & Peripherals	22,931,294

	Construction & Engineering (3.8%)
519,943	Insituform Technologies, Inc. (1)	11,906,695
507,400	MYR Group, Inc. (1)	8,529,394

	Total Construction & Engineering	20,436,089

	Consumer Finance (0.0%)
2,300	Green Dot Corp. (1)	100,050

	Electronic Equipment, Instruments and Components (2.4%)
618,652	Hollysys Automation Technologies, Ltd. (1)	6,038,043
347,383	Universal Display Corp. (1)	7,159,564

	Total Electronic Equipment, Instruments and Components	13,197,607

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (4.0%)
126,400	Core Laboratories N.V.	$9,764,400
651,400	Superior Well Services, Inc. (1)	12,096,498

	Total Energy Equipment & Services	21,860,898

	Health Care Equipment & Supplies (14.1%)
418,500	Delcath Systems, Inc. (1)	3,264,300
884,386	Dexcom, Inc. (1)	9,869,748
585,889	DynaVox, Inc. (1)	9,081,280
1,321,801	Hansen Medical, Inc. (1)	2,392,460
106,543	HeartWare International, Inc. (1)	6,864,565
432,524	MAKO Surgical Corp. (1)	4,744,788
506,000	Masimo Corp.	11,678,480
334,392	NuVasive, Inc. (1)	10,958,026
179,111	Thoratec Corp. (1)	6,587,703
495,532	Volcano Corp. (1)	10,936,391

	Total Health Care Equipment & Supplies	76,377,741

	Hotels, Restaurants & Leisure (3.5%)
748,543	7 Days Group Holdings, Ltd. (ADR)(1)	8,226,488
606,626	California Pizza Kitchen, Inc. (1)	10,882,870

	Total Hotels, Restaurants & Leisure	19,109,358

	Household Products (0.5%)
325,213	Cellu Tissue Holdings, Inc. (1)	2,783,823

	Insurance (2.9%)
229,675	First Mercury Financial Corp.	2,632,076
596,597	Tower Group, Inc.	12,856,665

	Total Insurance	15,488,741

	Internet & Catalog Retail (0.7%)
242,293	PetMed Express, Inc. (1)	3,864,573

	Internet Software & Services (5.3%)
232,052	Archipelago Learning, Inc. (1)	2,538,649
260,326	Digital River, Inc. (1)	6,843,971
166,312	Mercadolibre, Inc. (1)	10,061,876

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
559,249	Vocus, Inc. (1)	$9,110,166

	Total Internet Software & Services	28,554,662

	Machinery (1.7%)
523,135	Chart Industries, Inc. (1)	9,317,034

	Oil, Gas & Consumable Fuels (5.8%)
555,070	ATP Oil & Gas Corp. (1)	5,861,539
297,500	Berry Petroleum Co.	8,871,450
374,645	Comstock Resources, Inc. (1)	9,482,265
59,610	Contango Oil & Gas Co. (1)	2,613,302
398,138	Houston American Energy Corp.	4,272,021

	Total Oil, Gas & Consumable Fuels	31,100,577

	Pharmaceuticals (5.9%)
728,139	BioMimetic Therapeutics, Inc. (1)	6,720,723
315,511	Cardiome Pharma Corp. (1)	2,565,104
510,565	Inspire Pharmaceuticals, Inc. (1)	2,578,353
264,829	MAP Pharmaceuticals, Inc. (1)	3,548,709
565,400	Mylan, Inc. (1)	9,837,960
159,373	Salix Pharmaceuticals, Ltd. (1)	6,759,009

	Total Pharmaceuticals	32,009,858

	Professional Services (1.3%)
518,699	Resources Connection, Inc. (1)	6,737,900

	Real Estate Management & Development (1.5%)
886,857	China Real Estate Information Corp. (ADR)(1)	8,212,296

	Road & Rail (1.1%)
157,480	Kansas City Southern (1)	5,779,516

	Semiconductors & Semiconductor Equipment (3.0%)
391,989	Cavium Networks, Inc. (1)	10,517,065
466,520	MaxLinear, Inc. (1)	5,836,165

	Total Semiconductors & Semiconductor Equipment	16,353,230

	Software (10.8%)
187,200	ANSYS, Inc. (1)	8,414,640

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (Continued)
525,100	Fortinet, Inc. (1)	$9,457,051
243,617	Longtop Financial Technologies, Ltd. (SP ADR)(1)	8,119,755
809,087	PROS Holdings, Inc. (1)	5,720,245
1,060,800	Take-Two Interactive Software, Inc. (1)	10,873,200
250,811	Ultimate Software Group, Inc. (The) (1)	8,091,163
309,601	VanceInfo Technologies, Inc. (ADR)(1)	7,860,769

	Total Software	58,536,823

	Specialty Retail (3.2%)
347,211	Lumber Liquidators Holdings, Inc. (1)	8,617,777
278,962	Rue21, Inc. (1)	8,460,917

	Total Specialty Retail	17,078,694

	Textiles, Apparel & Luxury Goods (1.5%)
481,150	Volcom, Inc. (1)	7,828,311

	Thrifts & Mortgage Finance (1.8%)
753,300	Astoria Financial Corp.	9,973,692

	Trading Companies & Distributors (2.1%)
314,300	WESCO International, Inc. (1)	11,292,799

	Total Common Stock (Cost: $523,203,207) (95.2%)	515,611,170

Principal Amount	Short-Term Investments
$23,188,039	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $22,520,000, U.S. Treasury Note, 2.50%, due 4/30/15, valued at $23,655,008) (Total Amount to be Received Upon Repurchase $23,188,059)	23,188,039

	Total Short-Term Investments (Cost: $23,188,039) (4.3%)	23,188,039

	Total Investments (Cost: $546,391,246) (99.5%)	538,799,209
	Excess of Other Assets over Liabilities (0.5%)	2,548,290

	Net Assets (100.0%)	$541,347,499

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Auto Components	1.6%
Biotechnology	6.5
Commercial Banks	1.5
Commercial Services & Supplies	2.1
Communications Equipment	2.4
Computers & Peripherals	4.2
Construction & Engineering	3.8
Consumer Finance	0.0
Electronic Equipment, Instruments and Components	2.4
Energy Equipment & Services	4.0
Health Care Equipment & Supplies	14.1
Hotels, Restaurants & Leisure	3.5
Household Products	0.5
Insurance	2.9
Internet & Catalog Retail	0.7
Internet Software & Services	5.3
Machinery	1.7
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	5.9
Professional Services	1.3
Real Estate Management & Development	1.5
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	3.0
Software	10.8
Specialty Retail	3.2
Textiles, Apparel & Luxury Goods	1.5
Thrifts & Mortgage Finance	1.8
Trading Companies & Distributors	2.1
Short-Term Investments	4.3

Total	99.5%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.6% of Net Assets)
247,093	Hexcel Corp. (1)	$4,618,168
60,213	Rockwell Collins, Inc.	3,441,775

	Total Aerospace & Defense	8,059,943

	Beverages (1.8%)
89,975	Molson Coors Brewing Co. - Class B	4,049,775

	Capital Markets (5.5%)
216,310	Invesco, Ltd.	4,226,697
329,651	Knight Capital Group, Inc. (1)	4,740,381
67,950	Northern Trust Corp.	3,192,971

	Total Capital Markets	12,160,049

	Chemicals (3.7%)
86,818	Cytec Industries, Inc.	4,333,955
85,990	International Flavors & Fragrances, Inc.	3,902,226

	Total Chemicals	8,236,181

	Commercial Banks (9.9%)
81,470	Comerica, Inc.	3,125,189
167,251	First Horizon National Corp. (1)	1,918,369
349,095	Fulton Financial Corp.	3,180,255
484,245	KeyCorp	4,096,713
1,451,738	Synovus Financial Corp.	3,803,554
264,623	TCF Financial Corp.	4,191,628
166,100	Wilmington Trust Corp.	1,684,254

	Total Commercial Banks	21,999,962

	Communications Equipment (1.1%)
183,075	Ciena Corp. (1)	2,396,452

	Computers & Peripherals (1.0%)
133,500	QLogic Corp. (1)	2,125,320

	Construction & Engineering (1.0%)
63,195	Jacobs Engineering Group, Inc. (1)	2,311,041

	Containers & Packaging (1.7%)
123,650	Pactiv Corp. (1)	3,761,433

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electric Utilities (1.9%)
177,143	Hawaiian Electric Industries, Inc.	$4,171,718

	Electronic Equipment, Instruments and Components (2.3%)
95,013	Agilent Technologies, Inc. (1)	2,653,713
94,738	Avnet, Inc. (1)	2,382,661

	Total Electronic Equipment, Instruments and Components	5,036,374

	Energy Equipment & Services (3.6%)
105,300	Cameron International Corp. (1)	4,168,827
241,475	Weatherford International, Ltd. (1)	3,911,895

	Total Energy Equipment & Services	8,080,722

	Food & Staples Retailing (1.1%)
53,150	BJ’s Wholesale Club, Inc. (1)	2,420,982

	Food Products (1.6%)
58,338	J.M. Smucker Co. (The)	3,583,703

	Health Care Equipment & Supplies (0.9%)
42,500	Beckman Coulter, Inc.	1,947,775

	Hotels, Restaurants & Leisure (4.2%)
202,488	Burger King Holdings, Inc.	3,498,993
103,451	International Speedway Corp.	2,679,381
93,998	Marriott International, Inc.	3,187,472

	Total Hotels, Restaurants & Leisure	9,365,846

	Household Durables (2.9%)
78,050	Fortune Brands, Inc.	3,424,834
105,580	Lennar Corp.	1,559,417
85,925	Toll Brothers, Inc. (1)	1,491,658

	Total Household Durables	6,475,909

	Insurance (6.2%)
46,698	Arch Capital Group, Ltd. (1)	3,654,586
95,208	Assurant, Inc.	3,550,306
37,913	PartnerRe, Ltd.	2,743,764
123,350	Willis Group Holdings PLC	3,774,510

	Total Insurance	13,723,166

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (2.8%)
80,393	Covance, Inc. (1)	$3,116,033
70,835	Thermo Fisher Scientific, Inc. (1)	3,177,658

	Total Life Sciences Tools & Services	6,293,691

	Machinery (8.6%)
73,413	Dover Corp.	3,521,622
68,697	Joy Global, Inc.	4,078,541
114,475	Kennametal, Inc.	3,135,470
63,385	SPX Corp.	3,775,210
120,228	WABCO Holdings, Inc. (1)	4,650,419

	Total Machinery	19,161,262

	Metals & Mining (1.5%)
237,225	Commercial Metals Co.	3,413,668

	Multi-Utilities (5.1%)
74,253	Consolidated Edison, Inc.	3,424,548
78,825	PG&E Corp.	3,499,830
78,795	Wisconsin Energy Corp.	4,276,993

	Total Multi-Utilities	11,201,371

	Multiline Retail (1.2%)
143,178	Macy’s, Inc.	2,670,270

	Oil, Gas & Consumable Fuels (5.3%)
58,950	Consol Energy, Inc.	2,209,446
211,500	Denbury Resources, Inc. (1)	3,350,160
59,825	Murphy Oil Corp.	3,275,419
184,113	Petrohawk Energy Corp. (1)	2,903,462

	Total Oil, Gas & Consumable Fuels	11,738,487

	Real Estate Investment Trusts (REITs) (7.0%)
34,413	Boston Properties, Inc.	2,818,425
35,850	Digital Realty Trust, Inc.	2,266,437
30,750	Federal Realty Investment Trust	2,404,343
59,980	Health Care REIT, Inc.	2,717,694
80,690	Kilroy Realty Corp.	2,709,570
79,175	Liberty Property Trust	2,509,847

	Total Real Estate Investment Trusts (REITs)	15,426,316

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (5.2%)
178,183	Avago Technologies, Ltd. (1)	$3,877,262
86,275	Broadcom Corp.	3,108,489
139,058	Maxim Integrated Products, Inc.	2,437,686
231,551	Verigy, Ltd. (1)	2,060,804

	Total Semiconductors & Semiconductor Equipment	11,484,241

	Specialty Retail (4.4%)
98,394	Abercrombie & Fitch Co.	3,634,674
215,738	American Eagle Outfitters, Inc.	2,655,735
255,263	Foot Locker, Inc.	3,469,024

	Total Specialty Retail	9,759,433

	Thrifts & Mortgage Finance (2.0%)
173,709	New York Community Bancorp, Inc.	2,998,217
96,136	People’s United Financial, Inc.	1,330,521

	Total Thrifts & Mortgage Finance	4,328,738

	Total Common Stock (Cost: $202,207,470) (97.1%)	215,383,828

Principal Amount	Short-Term Investments
$10,649,063	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $10,345,000, U.S. Treasury Note, 2.50%, due 4/30/15, valued at 10,866,388) (Total Amount to be Received Upon Repurchase $10,649,072)	10,649,063

	Total Short-Term Investments (Cost: $10,649,063) (4.8%)	10,649,063

	Total Investments (Cost: $212,856,533) (101.9%)	226,032,891
	Liabilities in Excess of Other Assets (-1.9%)	(4,144,223)

	Net Assets (100.0%)	$221,888,668

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	3.6%
Beverages	1.8
Capital Markets	5.5
Chemicals	3.7
Commercial Banks	9.9
Communications Equipment	1.1
Computers & Peripherals	1.0
Construction & Engineering	1.0
Containers & Packaging	1.7
Electric Utilities	1.9
Electronic Equipment, Instruments and Components	2.3
Energy Equipment & Services	3.6
Food & Staples Retailing	1.1
Food Products	1.6
Health Care Equipment & Supplies	0.9
Hotels, Restaurants & Leisure	4.2
Household Durables	2.9
Insurance	6.2
Life Sciences Tools & Services	2.8
Machinery	8.6
Metals & Mining	1.5
Multi-Utilities	5.1
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	5.3
Real Estate Investment Trusts (REITs)	7.0
Semiconductors & Semiconductor Equipment	5.2
Specialty Retail	4.4
Thrifts & Mortgage Finance	2.0
Short-Term Investments	4.8

Total	101.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (50.5% of Net Assets)
219,967	TCW Core Fixed Income Fund - I Class(1)	$2,384,444

	Diversified Money Market Funds (4.8%)
225,460	TCW Money Market Fund - I Class, 2.28%(1)	225,460

	Diversified U.S. Equity Funds (22.1%)
8,789	TCW Growth Equities Fund - I Class(1)	114,519
18,877	TCW Large Cap Growth Fund - I Class(1) (2)	338,842
41,012	TCW Relative Value Large Cap Fund - I Class(1)	476,558
7,377	TCW Value Opportunities Fund - I Class(1)	116,633

	Total Diversified U.S. Equity Funds	1,046,552

	Non-Diversified U.S. Equity Funds (21.6%)
70,907	TCW Select Equities Fund - I Class(1) (2)	1,019,643

	Total Investment Companies (Cost: $4,394,252) (99.0%)	4,676,099

	Total Investments (Cost: $4,394,252) (99.0%)	4,676,099
	Excess of Other Assets over Liabilities (1.0%)	47,957

	Net Assets (100.0%)	$4,724,056

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	50.5%
Diversified Money Market Funds	4.8
Diversified U.S. Equity Funds	22.1
Non-Diversified U.S. Equity Funds	21.6

Total	99.0%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Moderate Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (35.4% of Net Assets)
394,884	TCW Core Fixed Income Fund - I Class(1)	$4,280,538
233,250	TCW High Yield Bond Fund - I Class(1)	1,448,486

	Total Diversified Fixed Income Funds	5,729,024

	Diversified U.S. Equity Funds (29.8%)
114,027	TCW Growth Equities Fund - I Class(1) (2)	1,485,770
32,763	TCW Large Cap Growth Fund - I Class(1) (2)	588,095
153,708	TCW Relative Value Large Cap Fund - I Class(1)	1,786,091
60,289	TCW Value Opportunities Fund - I Class(1)	953,169

	Total Diversified U.S. Equity Funds	4,813,125

	Exchange-Traded Funds (14.1%)
28,400	iShares S&P Global Infrastructure Index Fund	921,580
29,360	PowerShares Water Resources Portfolio	473,251
18,670	ProShares UltraShort Euro(2)	408,873
18,840	WisdomTree Dreyfus China Yuan Fund(2)	470,058

	Total Exchange-Traded Funds	2,273,762

	Non-Diversified U.S. Equity Funds (18.6%)
208,997	TCW Select Equities Fund - I Class(1) (2)	3,005,377

	Total Investment Companies (Cost: $15,766,727) (97.9%)	15,821,288

	Total Investments (Cost: $15,766,727) (97.9%)	15,821,288
	Excess of Other Assets over Liabilities (2.1%)	343,739

	Net Assets (100.0%)	$16,165,027

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Moderate Allocation Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	35.4%
Diversified U.S. Equity Funds	29.8
Exchange-Traded Funds	14.1
Non-Diversified U.S. Equity Funds	18.6

Total	97.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Aggressive Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2010

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (23.4% of Net Assets)
10,489	TCW Growth Equities Fund - I Class (1)	$136,677
22,867	TCW Relative Value Large Cap Fund - I Class (1)	265,716
9,552	TCW Value Opportunities Fund - I Class (1)	151,014

	Total Diversified U.S. Equity Funds	553,407

	Diversified U.S. Fixed Income Funds (9.4%)
20,575	TCW Core Fixed Income Fund - I Class (1)	223,030

	Exchange-Traded Funds (35.7%)
6,390	iShares MSCI EAFE Index Fund	331,769
5,590	iShares S&P Global Infrastructure Index Fund	181,395
3,340	PowerShares Water Resources Portfolio	53,837
8,470	PowerShares WilderHill Clean Energy Portfolio (2)	77,585
3,430	ProShares UltraShort Euro (2)	75,117
875	ProShares UltraShort MSCI Emerging Markets (2)	39,638
3,420	WisdomTree Dreyfus China Yuan Fund (2)	85,329

	Total Exchange-Traded Funds	844,670

	Exchange-Traded Note (2.2%)
4,430	PowerShares DB Gold Double Short (2)	52,274

	Non-Diversified International Fixed Income Funds (9.8%)
27,639	TCW Emerging Markets Income Fund - I Class (1)	232,446

	Non-Diversified U.S. Equity Funds (18.6%)
22,279	TCW Select Equities Fund - I Class (1) (2)	320,367
5,119	TCW Small Cap Growth Fund - I Class (1) (2)	120,859

	Total Non-Diversified U.S. Equity Funds	441,226

	Total Investment Companies (Cost: $2,434,991) (99.1%)	2,347,053

	Total Investments (Cost: $2,434,991) (99.1%)	2,347,053
	Excess of Other Assets over Liabilities (0.9%)	21,509

	Net Assets (100.0%)	$2,368,562

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Aggressive Allocation Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	23.4%
Diversified U.S. Fixed Income Funds	9.4
Exchange-Traded Funds	35.7
Exchange-Traded Notes	2.2
Non-Diversified International Fixed Income Funds	9.8
Non-Diversified U.S. Equity Funds	18.6

Total	99.1%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	July 31, 2010

Note 1 – Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 15 Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified International Equity Funds

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

Non-Diversified U.S. Equity Funds

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization growth companies.

Diversified U.S. Equity Funds

TCW Concentrated Value Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends. Capital appreciation is a secondary investment objective.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 2000 Growth Index.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies. Current income is a secondary investment objective.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the ranges of companies comprising the Russell Mid Cap Value Index.

Fund of Funds

TCW Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing.

TCW Moderate Allocation Fund	Seeks long-term capital appreciation and secondarily current income by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 40% and 80% of its net assets in equity funds and between 20% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

TCW Aggressive Allocation Fund	Seeks long-term capital appreciation by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 50% and 100% of its net assets in equity funds and between 10% and 50% in fixed income funds. The Fund also invests in ETFs and ETNs.

Effective May 1, 2010, the name of the TCW Focused Equities Fund changed to the TCW Concentrated Value Fund. There is no change in the investment objective.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Investments of Allocation Funds are valued based on the net asset value per share of the underlying funds.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund that invests in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage- backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Funds, with the exception of the TCW Balanced Fund and the TCW Emerging Markets Equities Fund, had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of July 31, 2010.

The following is a summary of the inputs used as of July 31, 2010 in valuing the TCW Balanced Fund and the TCW Emerging Markets Equities Fund investments:

TCW Balanced Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Agency Obligations	$—	$15,230	$—	$15,230
U.S. Treasury Bonds	386,124	—	—	386,124
U.S. Treasury Notes	949,392	—	—	949,392

Total Fixed Income Securities	1,335,516	15,230	—	1,350,746

Common Stock*	2,451,508	—	—	2,451,508

Short-Term Investments	24,998	340,364	—	365,362

Total	$3,812,022	$355,594	$—	$4,167,616

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Equities Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Airlines	$633,900	$—	$—	$633,900
Automotive	—	57,981	—	57,981
Banking	1,493,333	3,075,179	—	4,568,512
Building Materials	740,927	—	—	740,927
Coal	—	1,651,030	—	1,651,030
Commercial Services	87,807	—	—	87,807
Communications	437,040	—	—	437,040
Computer & Data Processing Services	—	347,331	—	347,331
Computer Programming Services	110,437	—	—	110,437
Computers & Information	444,697	—	—	444,697
Cosmetic & Personal Care	—	167,515	—	167,515
Electric Utilities	48,117	377,005	—	425,122
Electrical Equipment	—	224,112	—	224,112
Electronics	359,560	808,588	—	1,168,148
Food Retailers	—	108,722	—	108,722
Forest Products & Paper	249,709	—	—	249,709
Heavy Machinery	—	673,806	—	673,806
Home Construction, Furnishings & Appliances	327,548	—	—	327,548
Insurance	—	428,477	—	428,477
Media - Broadcasting & Publishing	155,667	187,160	—	342,827
Metals	1,278,396	339,116	—	1,617,512
Oil & Gas	1,132,075	707,999	—	1,840,074
Radio Telephone Communications	464,449	—	—	464,449
Real Estate	726,965	117,395	—	844,360
Retailers	250,901	856,309	—	1,107,210

Telephone Communications, exc. Radio	472,946	264,150	—	737,096
Telephone Systems	1,108,215	619,504	—	1,727,719
Transportation	—	193,194	—	193,194
Short-Term Investments	—	251,441	—	251,441

Total	$10,522,689	$11,456,014	$ —	$21,978,703

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *			Transfers Out *
	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
TCW Balanced Fund	$227,531	**	$—	$—	$227,531	**

*	The Fund(s) recognize transfers in at the beginning of the period and transfers out at the end of the period.
**	Financial assets transferred between Level 1 and Level 2 were due to a change in observable and/or unobservable inputs.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at July 31, 2010.

Note 3 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2010, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Balanced Fund	$211	$(488)	$(277)	$4,445
TCW Concentrated Value Fund	3,961	(3,896)	65	61,561
TCW Dividend Focused Fund	49,990	(85,261)	(35,271)	664,332
TCW Emerging Markets Equities Fund	652	(1,226)	(574)	22,553
TCW Growth Fund	96	(56)	40	940
TCW Growth Equities Fund	12,426	(4,635)	7,791	92,716
TCW Large Cap Growth Fund	839	(627)	212	9,595
TCW Relative Value Large Cap Fund	38,021	(67,751)	(29,730)	571,290
TCW Relative Value Small Cap Fund	2,724	(3,121)	(397)	21,436
TCW Select Equities Fund	110,882	(15,874)	95,008	377,595
TCW Small Cap Growth Fund	33,614	(41,647)	(8,033)	546,832
TCW Value Opportunities Fund	21,523	(14,645)	6,878	219,155
TCW Conservative Allocation Fund	284	(3)	281	4,395
TCW Moderate Allocation Fund	204	(195)	9	15,812
TCW Aggressive Allocation Fund	13	(109)	(96)	2,443

The Funds did not have any unrecognized tax benefits at July 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the nine months ended July 31, 2010. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 – Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the period ended November 1, 2009 through July 31, 2010 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Conservative Allocation Fund
TCW Core Fixed Income Fund	193,399	42,266	15,698	219,967	$2,384
TCW Growth Equities Fund	—	8,789	—	8,789	114
TCW Large Cap Growth Fund	79,797	5,287	66,207	18,877	339
TCW Money Market Fund	221,488	21,392	17,420	225,460	225
TCW Relative Value Large Cap Fund	58,588	5,785	23,361	41,012	477
TCW Select Equities Fund	—	71,660	753	70,907	1,020
TCW Value Opportunities Fund	—	7,455	78	7,377	117

Total					$4,676

TCW Moderate Allocation Fund
TCW Core Fixed Income Fund	44,278	411,010	60,404	394,884	4,281
TCW Growth Equities Fund	10,180	108,654	4,807	114,027	1,486
TCW High Yield Bond Fund	18,725	237,722	23,197	233,250	1,449
TCW Large Cap Growth Fund	18,572	112,564	98,373	32,763	588
TCW Relative Value Large Cap Fund	30,899	219,977	97,168	153,708	1,786
TCW Select Equities Fund	—	218,058	9,061	208,997	3,005
TCW Value Opportunities Fund	7,698	65,056	12,465	60,289	953

Total					$13,548

TCW Aggressive Allocation Fund
TCW Core Fixed Income Fund	13,685	25,265	18,375	20,575	$223
TCW Emerging Markets Income Fund	10,392	31,818	14,571	27,639	232
TCW Growth Equities Fund	2,793	10,090	2,394	10,489	137
TCW Large Cap Growth Fund	11,958	11,190	23,148	—	—
TCW Relative Value Large Cap Fund	9,876	21,534	8,543	22,867	266

TCW Select Equities Fund	—	27,662	5,383	22,279	320
TCW Small Cap Growth Fund	—	5,119	—	5,119	121
TCW Value Opportunities Fund	4,847	9,145	4,440	9,552	151

Total					$1,450

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2010.

Note 6 – Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact of adoption of this ASU will have on the Funds’ financial statement disclosures.

FIXED INCOME FUNDS

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2010

Principal Amount	Short-Term Investments	Value(1)
	Commercial Paper (13.5% of Net Assets)
$1,300,000	CAFCO LLC, (144A), 0.45%, due 10/05/10(2)	$1,298,960
1,000,000	Commonwealth Bank of Australia, (144A), 0.47%, due 09/17/10(2)	999,399
1,500,000	Govco LLC, (144A), 0.51%, due 08/13/10(2)	1,499,766
2,000,000	Honeywell International, Inc., (144A), 0.52%, due 12/29/10(2)	1,995,696
1,400,000	National Australia Bank Ltd, 0.37%, due 01/03/11	1,400,000
900,000	National Rural Utilities Cooperative Finance Corp., 0.5%, due 09/16/10	899,438
2,000,000	Northwest Natural Gas Co., 0.35%, due 09/10/10	1,999,242
2,000,000	Northwest Natural Gas Co., 0.35%, due 09/14/10	1,999,164
1,400,000	Paccar Financial Corp., 0.33%, due 10/22/10	1,398,961
1,500,000	Prudential Funding LLC, 0.45%, due 08/16/10	1,499,737
1,500,000	Toyota Credit De Puerto Rico Corp., 0.53%, due 09/14/10	1,499,050
1,500,000	Union Bank N.A., 0.45%, due 09/13/10	1,499,212
1,400,000	Westpac Banking Corp., 0.28%, due 10/14/10	1,399,999

	Total Commercial Paper (Cost $19,388,624)	19,388,624

	Corporate Fixed Income Securities (43.6%)
985,000	Abbott Laboratories, 3.75%, due 03/15/11	1,003,895
2,100,000	AT&T, Inc., 5.3%, due 11/15/10	2,128,759
2,000,000	AT&T, Inc., 6.25%, due 03/15/11	2,068,134
996,000	Bank of America Corp., 0.444%, due 08/02/10(3)	996,000
1,985,000	Bank of America Corp., 1.036%, due 12/02/10(3)	1,988,783
733,000	Bank of New York Mellon Corp. (The), 4.95%, due 01/14/11	747,652
2,000,000	Bear Stearns Cos. LLC (The), 0.568%, due 01/31/11(3)	2,002,315
500,000	Berkshire Hathaway Finance Corp., 0.828%, due 01/11/11(3)	500,747
1,005,000	Berkshire Hathaway Finance Corp., 4.2%, due 12/15/10	1,018,452
200,000	Caterpillar Financial Services Corp., 0.298%, due 08/06/10(3)	200,010
547,000	Caterpillar Financial Services Corp., 0.853%, due 08/06/10(3)	547,030
1,500,000	Cellco Partnership / Verizon Wireless Capital LLC, 3.065%, due 05/20/11(3)	1,529,819
1,500,000	Cisco Systems, Inc., 5.25%, due 02/22/11	1,537,957
1,406,000	Citigroup, Inc., 0.573%, due 08/13/10(3)	1,405,924
1,400,000	ConocoPhillips, 9.375%, due 02/15/11	1,466,423
1,530,000	Credit Suisse (USA), Inc., 0.726%, due 03/02/11(3)	1,531,446
3,000,000	Deutsche Bank AG, 5%, due 10/12/10	3,025,121
1,400,000	Emerson Electric Co., 7.125%, due 08/15/10	1,403,344
1,700,000	Federal Home Loan Bank, 0.28%, due 05/27/11(3)	1,699,431
1,500,000	Federal Home Loan Bank, 0.35%, due 06/13/11(3)	1,500,000
1,700,000	Federal Home Loan Bank, 0.75%, due 06/21/11	1,700,000
6,000,000	Federal Home Loan Mortgage Corp., 0.33%, due 11/07/11(3)	5,998,466
1,500,000	General Dynamics Corp., 4.5%, due 08/15/10	1,502,136

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value(1)
$1,500,000	General Electric Capital Corp., 0.645%, due 08/20/10(3)	$1,500,172
3,715,000	General Electric Capital Corp., 1.167%, due 12/09/10(3)	3,724,173
1,500,000	Hewlett-Packard Co., 2.234%, due 02/24/11(3)	1,515,109
1,600,000	McDonald’s Corp., 8.875%, due 04/01/11	1,686,182
1,500,000	Medtronic, Inc., 4.375%, due 09/15/10	1,506,861
1,250,000	Merrill Lynch & Co., Inc., 4.79%, due 08/04/10	1,250,274
1,100,000	Metropolitan Life Global Funding I, (144A), 1.139%, due 09/17/10(2)(3)	1,101,138
245,000	Metropolitan Life Global Funding I, (144A), 4.625%, due 08/19/10(2)	245,471
1,500,000	Morgan Stanley, 0.775%, due 01/18/11(3)	1,489,126
618,000	National Rural Utilities Cooperative Finance Corp., 4.375%, due 10/01/10(3)	621,878
1,355,000	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	1,410,122
1,516,000	Oracle Corp., 5%, due 01/15/11	1,545,628
1,500,000	Shell International Finance BV, 5.625%, due 06/27/11	1,569,570
800,000	United Technologies Corp., 6.35%, due 03/01/11	827,304
200,000	Wal-Mart Stores, Inc., 4.125%, due 02/15/11	203,878
3,000,000	Wal-Mart Stores, Inc., 4.75%, due 08/15/10	3,004,751
1,400,000	Wells Fargo & Co., 0.628%, due 01/12/11(3)	1,400,998
479,000	Wyeth, 6.7%, due 03/15/11	498,206

	Total Corporate Fixed Income Securities (Cost $62,602,685)	62,602,685

	Municipal Obligations (1.0%)
1,500,000	State of Illinois, General Obligation, 3.55%, due 06/01/11	1,527,661

	Total Municipal Obligations (Cost $1,527,661)	1,527,661

Number of Shares
	Money Market Investments (13.4%)
4,818,000	BlackRock Provident Institutional Fund, 0.23%	4,818,000
6,632,000	Dreyfus Institutional Cash Advantage Fund, 0.28%	6,632,000
7,815,000	Fidelity Institutional Money Market Fund, 0.26%	7,815,000

	Total Money Market Investments (Cost $19,265,000)	19,265,000

Principal Amount
	Repurchase Agreements (23.8%)
$17,100,000	Goldman Sachs Group, Inc., 0.19%, due 08/02/10 (collateralized by a $17,344,000 Federal Farm Credit Bank, 2.35%, due 06/02/14, valued at $17,442,273) (Total Amount to be Received Upon Repurchase $17,100,271)	17,100,000
17,100,000	JPMorgan Chase & Co., 0.19%, due 08/02/10 (collateralized by a $17,265,000 U.S. Treasury Note, 1.00%, due 04/30/12, valued at $17,445,987) (Total Amount to be Received Upon Repurchase $17,100,271)	17,100,000

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value(1)
$1,039	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $5,000, U.S. Treasury Note, 1.375%, due 05/15/13, valued at $5,093) (Total Amount to be Received Upon Repurchase $1,039)	$1,039

	Total Repurchase Agreements (Cost $34,201,039)	34,201,039

	Total Short-Term Investments (Cost: $136,985,009) (95.3%)	136,985,009

	Total Investments (Cost: $136,985,009) (95.3%)	136,985,009
	Excess of Other Assets over Liabilities (4.7%)	6,684,018

	Net Assets (100.0%)	$143,669,027

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 2 under “Security Valuation”).

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $7,140,430 or 5.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2010.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Money Market Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.6%
Automotive	1.0
Banking	14.5
Computers & Information	1.1
Electrical Equipment	1.0
Electronics	1.1
Financial Services	8.4
Industrial - Diversified	1.4
Insurance	3.0
Medical Supplies	1.0
Money Market Investments	13.4
Municipal Obligations	1.0
Oil & Gas	4.9
Pharmaceuticals	1.0
Prepackaged Software	1.1
Repurchase Agreements	23.8
Restaurants	1.2
Retailers	2.2
Telephone Communications, exc. Radio	2.9
Telephone Systems	2.1
U.S. Government Agency Obligations	7.6

Total	95.3%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2010

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.1% of Net Assets)
$165,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	$132,825
190,000	Wyle Services Corp., (144A), 10.5%, due 04/01/18(1)	192,375

	Total Aerospace & Defense	325,200

	Airlines (0.1%)
77,767	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 04/02/21 (EETC)	79,906
55,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14(1)	59,537

	Total Airlines	139,443

	Apparel Retailers (0.1%)
190,000	Limited Brands, Inc., 7%, due 05/01/20	195,700

	Automotive (0.5%)
165,000	American Tire Distributors, Inc., (144A), 9.75%, due 06/01/17(1)	170,362
160,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	160,000
125,000	Cooper-Standard Automotive, Inc., (144A), 8.5%, due 05/01/18(1)	130,000
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	395,845
105,000	Goodyear Tire & Rubber Co. (The), 8.75%, due 08/15/20	112,875
145,000	Navistar International Corp., 8.25%, due 11/01/21	153,338
65,000	Tenneco, Inc., (144A), 7.75%, due 08/15/18(1)	65,669
125,000	TRW Automotive, Inc., (144A), 7.25%, due 03/15/17(1)	125,313

	Total Automotive	1,313,402

	Banking (3.8%)
125,000	Ally Financial, Inc., (144A), 8.3%, due 02/12/15(1)	131,563
350,000	American Express Co., 7.25%, due 05/20/14	404,725
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,151,507
475,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	515,216
250,000	Barclays Bank PLC, 5%, due 09/22/16	267,909
85,000	CIT Group, Inc., 7%, due 05/01/17	80,113
425,000	Citigroup, Inc., 6%, due 08/15/17	450,079
275,000	Citigroup, Inc., 6.125%, due 05/15/18	294,209
550,000	Citigroup, Inc., 8.125%, due 07/15/39	669,220
250,000	Citigroup, Inc., 8.5%, due 05/22/19	303,804
290,000	City National Capital Trust I, 9.625%, due 02/01/40	307,194
160,000	Credit Acceptance Corp., (144A), 9.125%, due 02/01/17(1)	165,600
475,000	Credit Suisse New York, 5.5%, due 05/01/14	522,913
500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	533,313

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Banking (Continued)
$475,000	First Chicago NBD Institutional Capital I, 1.025%, due 02/01/27(2)	$352,432
25,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	26,813
250,000	General Electric Capital Corp., 4.8%, due 05/01/13	270,052
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	270,448
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	422,831
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	138,061
475,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	533,858
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	132,088
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	271,063
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	174,706
80,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17(1)	82,000
325,000	Royal Bank of Scotland PLC (Great Britain), 4.875%, due 03/16/15	335,938
200,000	SLM Corp., 8%, due 03/25/20	177,500
375,000	US Bank N.A., 6.3%, due 02/04/14	429,605
250,000	Wachovia Corp., 5.5%, due 05/01/13	274,466
75,000	Wells Fargo & Co., 6.45%, due 02/01/11	77,147
550,000	Westpac Banking Corp., 2.1%, due 08/02/13	553,907

	Total Banking	10,320,280

	Beverages, Food & Tobacco (0.7%)
425,000	Altria Group, Inc., 8.5%, due 11/10/13	504,808
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	251,402
135,000	Dean Foods Co., 7%, due 06/01/16	129,262
176,000	General Mills, Inc., 6%, due 02/15/12	189,096
200,000	Kellogg Co., 7.45%, due 04/01/31	261,742
275,000	Kraft Foods, Inc., 5.375%, due 02/10/20	299,708
250,000	Safeway, Inc., 5.8%, due 08/15/12	271,763
60,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14(1)	67,050

	Total Beverages, Food & Tobacco	1,974,831

	Building Materials (0.0%)
105,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	111,825

	Chemicals (0.2%)
165,000	Berry Plastics Corp., 8.25%, due 11/15/15	168,712
150,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16(1)	138,000
310,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	256,525
100,000	LBI Escrow Corp., (144A), 8%, due 11/01/17(1)	104,875

	Total Chemicals	668,112

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Coal (0.0%)
$30,000	Patriot Coal Corp., 8.25%, due 04/30/18	$29,513

	Commercial Services (0.6%)
190,000	Aircastle, Ltd., (144A), 9.75%, due 08/01/18(1)	191,425
100,000	Aramark Services, Inc., 8.5%, due 02/01/15	103,000
220,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	225,500
100,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	96,000
30,000	Casella Waste Systems, Inc., 11%, due 07/15/14	32,625
10,000	Inergy LP/Inergy Finance Corp., 8.25%, due 03/01/16	10,475
55,000	International Lease Finance Corp., 5.65%, due 06/01/14	51,288
150,000	International Lease Finance Corp., (144A), 8.625%, due 09/15/15(1)	152,625
165,000	McJunkin Red Man Corp., (144A), 9.5%, due 12/15/16(1)	163,762
110,000	RBS Global, Inc./Rexnord LLC, (144A), 8.5%, due 05/01/18(1)	111,650
50,000	TransUnion LLC/TransUnion Financing Corp., (144A), 11.375%, due 06/15/18(1)	53,625
95,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	95,712
50,000	Waste Management, Inc., 7%, due 07/15/28	57,987
225,000	Waste Management, Inc., 7.75%, due 05/15/32	281,137

	Total Commercial Services	1,626,811

	Communications (0.2%)
50,000	DigitalGlobe, Inc., 10.5%, due 05/01/14	54,500
130,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15(1)	137,312
55,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	57,200
65,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	67,600
220,000	Intelsat (Luxembourg) S.A., 11.5%, due 02/04/17	232,100

	Total Communications	548,712

	Computer Integrated Systems Design (0.1%)
75,000	Unisys Corp., 12.5%, due 01/15/16	81,562
71,000	Unisys Corp., (144A), 14.25%, due 09/15/15(1)	82,360

	Total Computer Integrated Systems Design	163,922

	Computers & Information (0.0%)
80,000	Aeroflex, Inc., 11.75%, due 02/15/15	85,200

	Containers & Packaging (0.0%)
85,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	87,550

	Cosmetics & Personal Care (0.1%)
250,000	Procter & Gamble Co., 5.55%, due 03/05/37	280,849

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Data Processing & Preparation (0.1%)
$10,000	Fidelity National Information Services, Inc., (144A), 7.625%, due 07/15/17(1)	$10,400
15,000	Fidelity National Information Services, Inc., (144A), 7.875%, due 07/15/20(1)	15,675
255,000	First Data Corp., 9.875%, due 09/24/15	205,275

	Total Data Processing & Preparation	231,350

	Electric Utilities (0.9%)
250,000	Alabama Power Co., 6%, due 03/01/39	280,410
50,000	Calpine Corp., (144A), 7.875%, due 07/31/20(1)	50,625
150,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	120,000
125,000	Edison Mission Energy, 7%, due 05/15/17	85,313
275,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	309,551
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	453,260
145,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16(1)	154,788
25,000	NRG Energy, Inc., 7.375%, due 02/01/16	25,500
250,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	325,471
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,070
145,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	154,394
105,000	RRI Energy, Inc., 7.625%, due 06/15/14	105,525
250,000	Southern Power Co., 4.875%, due 07/15/15	275,511
125,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15(2)	84,688

	Total Electric Utilities	2,426,106

	Electrical Equipment (0.2%)
400,000	Xerox Corp., 5.5%, due 05/15/12	426,286

	Electronics (0.2%)
195,000	Cisco Systems, Inc., 5.5%, due 02/22/16	227,229
105,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	101,194
50,000	Freescale Semiconductor, Inc., (144A), 9.25%, due 04/15/18(1)	51,500
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	40,500
105,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	106,837
60,000	Viasystems, Inc., (144A), 12%, due 01/15/15(1)	65,400

	Total Electronics	592,660

	Entertainment & Leisure (0.2%)
225,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, (144A), 12%, due 10/15/15(1)	214,312
75,000	Eastman Kodak Co., (144A), 9.75%, due 03/01/18(1)	74,438
30,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	27,600

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Entertainment & Leisure (Continued)
$85,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	$13,388
70,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	66,850
155,000	WMG Holdings Corp., 9.5%, due 12/15/14(2)	157,712

	Total Entertainment & Leisure	554,300

	Financial Services (2.1%)
575,000	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35(1)	591,629
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	472,086
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28(1)	210,055
350,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48(1)	315,603
300,000	Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	321,796
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	53,898
250,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	269,693
430,000	Goldman Sachs Group, Inc. (The), 6.875%, due 01/15/11	441,918
250,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	293,801
35,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	34,912
75,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8%, due 01/15/18	74,625
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	565,939
175,000	JPMorgan Chase Capital XXVII, 7%, due 11/01/39	181,142
575,000	Morgan Stanley, 4.1%, due 01/26/15	584,414
225,000	Morgan Stanley, 6.625%, due 04/01/18	244,703
375,000	Morgan Stanley, 7.3%, due 05/13/19	422,590
150,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	192,972
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	176,053
20,000	Nationstar Mortgage/Nationstar Capital Corp., (144A), 10.875%, due 04/01/15(1)	16,700
242,000	Nuveen Investments, Inc., 10.5%, due 11/15/15	236,555
125,000	Reynolds Group Escrow, (144A), 7.75%, due 10/15/16(1)	130,312

	Total Financial Services	5,831,396

	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13	136,771
75,000	Kroger Co., 6.2%, due 06/15/12	81,621
50,000	Kroger Co., 7.5%, due 01/15/14	58,973

	Total Food Retailers	277,365

	Forest Products & Paper (0.2%)
65,000	Graphic Packaging International, Inc., 9.5%, due 06/15/17	69,225
160,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15(1)	164,400

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Forest Products & Paper (Continued)
$165,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	$164,175

	Total Forest Products & Paper	397,800

	Healthcare Providers (0.2%)
50,000	Capella Healthcare, Inc., (144A), 9.25%, due 07/01/17(1)	52,375
70,000	Omnicare, Inc., 7.75%, due 06/01/20	74,550
60,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	61,350
100,000	Radiation Therapy Services, Inc., (144A), 9.875%, due 04/15/17(1)	99,250
105,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	107,100
125,000	US Oncology, Inc., 9.125%, due 08/15/17	132,187

	Total Healthcare Providers	526,812

	Heavy Machinery (0.0%)
90,000	Case New Holland, Inc., (144A), 7.875%, due 12/01/17(1)	95,400

	Home Construction, Furnishings & Appliances (0.1%)
195,000	KB Home, 7.25%, due 06/15/18	179,400
105,000	Norcraft Cos. LP/Norcraft Finance Corp., 10.5%, due 12/15/15	108,150
120,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	101,400

	Total Home Construction, Furnishings & Appliances	388,950

	Household Products (0.1%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	382,555

	Industrial - Diversified (0.0%)
130,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	124,150

	Information Retrieval Services (0.0%)
40,000	Interactive Data Corp., (144A), 10.25%, due 08/01/18(1)	41,400

	Insurance (0.5%)
5,000	Leucadia National Corp., 7%, due 08/15/13	5,150
300,000	MetLife, Inc., 5.7%, due 06/15/35	302,794
375,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23(1)	459,589
250,000	WellPoint, Inc., 5.25%, due 01/15/16	276,617
175,000	WellPoint, Inc., 5.875%, due 06/15/17	196,502

	Total Insurance	1,240,652

	Lodging (0.2%)
306,000	Harrah’s Operating Co., Inc., 10%, due 12/15/18	257,040
30,000	MGM Mirage, Inc., (144A), 9%, due 03/15/20(1)	31,425

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Lodging (Continued)
$65,000	MGM Mirage, Inc., 10.375%, due 05/15/14	$71,581
75,000	Sheraton Holding Corp., 7.375%, due 11/15/15	80,813
100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., (144A), 7.75%, due 08/15/20(1)	101,250

	Total Lodging	542,109

	Media - Broadcasting & Publishing (1.1%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	49,562
160,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17(1)	172,000
150,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17(1)	153,375
2,000	CMP Susquehanna Corp., 1%, due 05/15/14	1,052
250,000	Comcast Corp., 5.3%, due 01/15/14	277,099
275,000	Comcast Corp., 6.4%, due 03/01/40	304,065
85,000	DISH DBS Corp., 7.875%, due 09/01/19	90,312
45,000	Insight Communications Co., Inc., (144A), 9.375%, due 07/15/18(1)	47,813
155,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	156,162
200,000	NBC Universal, Inc., (144A), 5.15%, due 04/30/20(1)	211,621
175,000	News America, Inc., 6.15%, due 03/01/37	183,744
150,000	News America, Inc., 6.4%, due 12/15/35	162,299
115,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., (144A), 8.875%, due 04/15/17(1)	118,450
141,000	Salem Communications Corp., 9.625%, due 12/15/16	148,755
150,000	Time Warner Cable, Inc., 6.2%, due 07/01/13	168,906
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	88,092
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	286,794
33,232	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	30,075
145,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	158,412
225,000	Viacom, Inc., 6.25%, due 04/30/16	259,943

	Total Media - Broadcasting & Publishing	3,068,531

	Medical Supplies (0.2%)
75,000	Alere, Inc., 9%, due 05/15/16	76,500
75,000	Bausch & Lomb, Inc., 9.875%, due 11/01/15	79,125
100,000	Biomet, Inc., 10.375%, due 10/15/17	110,750
250,000	Covidien International Finance SA, 6%, due 10/15/17	291,890
50,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	53,500

	Total Medical Supplies	611,765

	Metals (0.7%)
40,000	AK Steel Corp., 7.625%, due 05/15/20	40,150
280,000	ArcelorMittal, 9%, due 02/15/15	337,245

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		Metals (Continued)
	$25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	$25,500
	275,000	Rio Tinto Finance USA, Ltd. (Australia), 5.875%, due 07/15/13	305,698
	225,000	Ryerson Holding Corp., (144A), 0%, due 02/01/15(1)	101,812
	90,000	Ryerson, Inc., 12%, due 11/01/15	94,275
	95,000	Severstal Columbus LLC, (144A), 10.25%, due 02/15/18(1)	99,275
	400,000	Southern Copper Corp., 6.75%, due 04/16/40	420,216
	300,000	Southern Copper Corp., 7.5%, due 07/27/35	338,141
	200,000	Steel Dynamics, Inc., (144A), 7.625%, due 03/15/20(1)	205,000

		Total Metals	1,967,312

		Miscellaneous (0.0%)
KRW	100,000,000	International Bank for Reconstruction & Development (Korea), 2.3%, due 02/26/13	85,024

		Oil & Gas (2.6%)
	$250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	238,125
	65,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	58,663
	180,000	Basic Energy Services, Inc., 11.625%, due 08/01/14	196,650
	460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	521,354
	65,000	CITGO Petroleum Corp., (144A), 11.5%, due 07/01/17(1)	67,600
	225,000	ConocoPhillips, 6.5%, due 02/01/39	278,788
	50,000	Crosstex Energy LP / Crosstex Energy, Inc., 8.875%, due 02/15/18	52,000
	15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	15,413
	15,000	Denbury Resources, Inc., 8.25%, due 02/15/20	16,050
	250,000	El Paso Corp., 8.05%, due 10/15/30	254,375
	375,000	El Paso Pipeline Partners Operating Co. LLC, 6.5%, due 04/01/20	390,937
	150,000	Expro Finance Luxembourg SCA, (144A), 8.5%, due 12/15/16(1)	146,234
	350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19(1)	421,139
	100,000	Hilcorp Energy I LP/Hilcorp Finance Co., (144A), 8%, due 02/15/20(1)	103,500
	325,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	372,104
	84,000	Marathon Oil Corp., 7.5%, due 02/15/19	103,505
	220,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	191,950
	325,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	362,612
	40,000	Parker Drilling Co., (144A), 9.125%, due 04/01/18(1)	39,800
	50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	54,322
	300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	360,000
	15,000	PetroHawk Energy Corp., 7.875%, due 06/01/15	15,600
	120,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	133,800
	50,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	51,000
	45,000	Plains Exploration & Production Co., 7.625%, due 04/01/20	45,788

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$90,000	Rosetta Resources, Inc., (144A), 9.5%, due 04/15/18(1)	$93,038
300,000	Spectra Energy Capital LLC, 7.5%, due 09/15/38	372,266
375,000	TransCanada PipeLines, Ltd., 6.1%, due 06/01/40	414,887
450,000	Valero Energy Corp., 9.375%, due 03/15/19	571,608
278,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	337,191
100,000	XTO Energy, Inc., 5.5%, due 06/15/18	115,809
400,000	XTO Energy, Inc., 5.65%, due 04/01/16	469,317
150,000	XTO Energy, Inc., 6.25%, due 08/01/17	180,449

	Total Oil & Gas	7,045,874

	Pharmaceuticals (0.4%)
250,000	Abbott Laboratories, 5.6%, due 11/30/17	293,172
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	285,508
50,000	McKesson Corp., 6.5%, due 02/15/14	56,939
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	227,402
15,000	Mylan, Inc., (144A), 7.875%, due 07/15/20(1)	15,825
250,625	Novartis Securities Investment, Ltd., 5.125%, due 02/10/19	281,482
30,000	Omnicare, Inc., 6.875%, due 12/15/15	30,975

	Total Pharmaceuticals	1,191,303

	Radio Telephone Communications (0.2%)
300,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	417,829

	Real Estate (1.1%)
140,000	Felcor Lodging, LP (REIT), 10%, due 10/01/14	148,400
650,000	HCP, Inc. (REIT), 6.3%, due 09/15/16	692,046
200,000	HCP, Inc. (REIT), 6.7%, due 01/30/18	215,691
300,000	Health Care REIT, Inc. (REIT), 6.125%, due 04/15/20	317,873
350,000	Healthcare Realty Trust, Inc. (REIT), 6.5%, due 01/17/17	371,444
300,000	Liberty Property LP (REIT), 5.125%, due 03/02/15	312,207
325,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	354,591
275,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	301,105
200,000	UDR, Inc. (REIT), 5.13%, due 01/15/14	209,578
150,000	UDR, Inc. (REIT), 5.25%, due 01/15/15	154,595

	Total Real Estate	3,077,530

	Restaurants (0.1%)
35,000	Games Merger Corp., (144A), 11%, due 06/01/18(1)	36,400
90,000	Real Mex Restaurants, Inc., 14%, due 01/01/13	90,000

	Total Restaurants	126,400

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Retailers (0.3%)
$150,000	CVS Caremark Corp., 6.6%, due 03/15/19	$175,683
5,000	Harry & David Holdings, Inc., 5.538%, due 03/01/12(2)	3,200
110,000	Harry & David Holdings, Inc., 9%, due 03/01/13	73,150
110,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	114,125
150,000	QVC, Inc., (144A), 7.5%, due 10/01/19(1)	155,250
55,000	Rite Aid Corp., 7.5%, due 03/01/17	50,188
30,000	Rite Aid Corp., 9.75%, due 06/12/16	32,325
95,000	Toys R Us Property Co. I LLC, 10.75%, due 07/15/17	107,112
75,000	Toys R Us Property Co. II LLC, (144A), 8.5%, due 12/01/17(1)	78,750

	Total Retailers	789,783

	Telephone Communications, exc. Radio (0.5%)
245,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	238,875
135,000	Cincinnati Bell, Inc., 8.75%, due 03/15/18	131,963
65,000	Frontier Communications Corp., 8.25%, due 05/01/14	69,144
20,000	New Communications Holdings, Inc., (144A), 7.875%, due 04/15/15(1)	21,150
30,000	New Communications Holdings, Inc., (144A), 8.25%, due 04/15/17(1)	32,100
100,000	PAETEC Holding Corp., 8.875%, due 06/30/17	103,750
375,000	Qwest Corp., 7.875%, due 09/01/11	391,875
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	138,408
150,000	Verizon Communications, Inc., 6.9%, due 04/15/38	178,957

	Total Telephone Communications, exc. Radio	1,306,222

	Telephone Systems (0.6%)
250,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	326,643
75,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	69,750
160,000	Sprint Capital Corp., 8.75%, due 03/15/32	162,200
120,000	Sprint Capital Corp., 6.9%, due 05/01/19	114,450
575,000	Telecom Italia Capital S.A. (Italy), 7.175%, due 06/18/19	650,096
175,000	Windstream Corp., 8.625%, due 08/01/16	182,875

	Total Telephone Systems	1,506,014

	Transportation (0.2%)
150,000	Marquette Transportation Co./Marquette Transportation Finance, Inc., (144A), 10.875%, due 01/15/17(1)	150,000
180,000	NCL Corp., Ltd., 11.75%, due 11/15/16	199,800
140,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	165,200

	Total Transportation	515,000

	Total Corporate Bonds (Cost: $49,016,416) (19.6%)	53,659,228

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Municipal Obligations (0.6%)
$300,000	Bay Area Toll Authority, California Toll Bridge Revenue, 6.263%, due 04/01/49	$311,274
325,000	California State, Build America Bonds, 6.65%, due 03/01/22	345,904
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	249,750
500,000	New York City Municipal Water Finance Authority, Water & Sewer Revenue, 6.011%, due 06/15/42	525,080
150,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(1)	171,000

	Total Municipal Obligations (Cost: $1,551,098)	1,603,008

	Asset Backed Securities (1.7%)
1,000,000	Countrywide Asset-Backed Certificates (05-4-MV1), 0.79%, due 10/25/35(2)	957,500
1,990,770	GSAA Home Equity Trust (07-9-A1A), 6%, due 10/25/37	1,431,312
1,000,000	GSAA Home Equity Trust (06-15-AF3A), 5.883%, due 09/25/36(2)	635,575
1,339,960	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.244%, due 07/25/34(2)	1,078,513
1,470,000	Option One Mortgage Loan Trust (07-1-2A3), 0.469%, due 01/25/37(2)	577,156

	Total Asset Backed Securities (Cost: $4,610,539)	4,680,056

	Collateralized Mortgage Obligations (29.7%)
1,805,365	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37(2)	1,037,554
2,351,479	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.559%, due 12/25/36(1)(2)	1,738,357
1,977,556	BCAP LLC Trust (07-AA2-2A5), 6%, due 04/25/37	1,154,187
520,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.149%, due 10/12/42(2)	565,981
2,685,000	Bear Stearns Commercial Mortgage Securities (07-T26-AAB), 5.429%, due 01/12/45	2,912,903
1,087,792	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	772,487
1,619,185	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,111,093
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,378,538
2,648,152	Countrywide Alternative Loan Trust (07-9T1-2A1), 6%, due 05/25/37	1,600,142
1,388,868	Countrywide Home Loans Mortgage Pass Through Trust (05-18-A7), 18.621%, due 10/25/35 (I/F)(2)	1,487,968
111,794	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	113,035
1,879,260	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.829%, due 07/25/37(2)	1,159,122
740,895	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	774,601
208,929	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	215,052
1,700,403	Credit Suisse Mortgage Capital Certificates (06-7-7A1), 1.029%, due 08/25/36(2)	724,480
333,700	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	337,794
2,500,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	1,906,283
1,212,210	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,354,948
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,055,741
2,810,321	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	3,060,201
150,371	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	151,265

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$131,957	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	$135,860
807,635	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	826,786
2,100,000	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	2,290,581
1,431,836	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,426,654
1,738,874	Federal Home Loan Mortgage Corp. (3315-S), 6.069%, due 05/15/37 (I/O) (I/F)(2)	218,712
1,178,949	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,295,987
5,884,805	Federal Home Loan Mortgage Corp. (3380-SM), 6.069%, due 10/15/37 (I/O)(2)	718,650
7,772,614	Federal Home Loan Mortgage Corp. (3578-DI), 6.309%, due 04/15/36 (I/O) (I/F)(2)	1,223,825
878,975	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F)(2)	1,335,010
169,659	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	172,761
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,205,000
825,865	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	900,872
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,653,883
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	5,029,465
1,485,280	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,503,333
2,466,552	Federal National Mortgage Association (08-12-SE), 6.071%, due 01/25/33 (I/O) (I/F)(2)	185,934
2,714,066	Federal National Mortgage Association (08-30-SA), 6.521%, due 04/25/38 (I/O) (I/F)(2)	316,355
2,782,192	Federal National Mortgage Association (08-62-SN), 5.871%, due 07/25/38 (I/O) (I/F)(2)	206,480
2,036,452	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39	2,277,709
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,022,966
1,259,948	Federal National Mortgage Association (09-68-SA), 6.421%, due 09/25/39 (I/O) (I/F)(2)	130,327
1,304,882	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,400,540
3,544,501	Government National Mortgage Association (08-27-SI), 6.132%, due 03/20/38 (I/O) (I/F)(2)	328,497
14,215,704	Government National Mortgage Association (08-81-S), 5.862%, due 09/20/38 (I/O) (I/F)(2)	1,461,708
2,520,465	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.413%, due 03/25/36(2)	1,495,530
830,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 5.888%, due 07/10/38(2)	895,915
1,835,000	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	1,883,633
2,000,940	GSR Mortgage Loan Trust (06-9F-4A1), 6.5%, due 10/25/36	1,723,858
1,921,444	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 5.737%, due 06/25/37(2)	987,275
2,161,145	Indymac Index Mortgage Loan Trust (07-AR7-2A1), 5.066%, due 06/25/37(2)	1,164,451
2,942,413	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	1,996,930
475,000	JP Morgan Chase Commercial Mortgage Securities Corp. (07-LDPX-A3), 5.42%, due 01/15/49	475,764
3,753,447	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	2,382,186
1,514,182	JP Morgan Mortgage Trust (06-S2-2A1), 5%, due 07/25/36	1,361,999
790,742	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 08/25/37	574,644
1,234,424	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,194,513
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49	1,151,933

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
	$1,152,551	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.658%, due 04/25/34(2)	$1,112,918
	1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46(2)	576,827
	3,178,938	New Century Alternative Mortgage Loan Trust (06-ALT1-AF6), 6.167%, due 07/25/36(2)	2,047,240
	1,064,545	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(1)	902,620
	932,920	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	583,075
	771,160	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	585,136
	1,915,645	Wells Fargo Mortgage Backed Securities Trust (06-11-A8), 6%, due 09/25/36	1,685,727
	1,667,336	Wells Fargo Mortgage Backed Securities Trust (10-RR4-1A2), 5.619%, due 12/27/46	708,618

		Total Collateralized Mortgage Obligations (Cost: $75,270,599)	81,370,419

		Foreign Government Bonds & Notes (1.1%)
AUD	106,000	Australia Government Bond, 5.25%, due 03/15/19	96,653
EUR	178,000	Bundesrepublik Deutschland (Germany), 3.25%, due 01/04/20	244,055
CAD	99,000	Canadian Government Bond, 3.75%, due 06/01/19	101,670
EUR	81,000	Finland Government Bond, 4.375%, due 07/04/19	118,893
EUR	173,500	France Government Bond OAT, 3.75%, due 10/25/19	242,274
	$300,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	312,747
MYR	388,000	Malaysia Government Bond, 3.21%, due 05/31/13	121,915
MXN	1,420,000	Mexican Bonos de Desarrollo del Gobierno Federal, 8.5%, due 12/13/18	127,418
NOK	395,000	Norway Government Bond, 4.5%, due 05/22/19	72,169
PLN	286,000	Poland Government Bond, 5.5%, due 10/25/19	91,438
	$200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	229,314
	625,000	Republic of Poland, 6.25%, due 07/03/12	676,562
SGD	202,000	Singapore Government Bond, 2.5%, due 06/01/19	160,281
	$250,000	State of Israel, 4.625%, due 06/15/13	269,891
SEK	745,000	Sweden Government Bond, 5%, due 12/01/20	123,643
GBP	45,800	United Kingdom Gilt, 4.5%, due 03/07/19	78,959

		Total Foreign Government Bonds & Notes (Cost: $2,966,889)	3,067,882

		U.S. Government Agency Obligations (12.7%)
	$2,095,000	Federal Home Loan Bank, 0.35%, due 06/15/11(2)	2,096,037
	2,365,000	Federal Home Loan Mortgage Corp., 1.4%, due 07/26/13	2,374,211
	735,000	Federal Home Loan Mortgage Corp., 2.125%, due 08/26/13	735,866
	2,875,000	Federal Home Loan Mortgage Corp., 4.5%, due 01/15/14	3,193,064
	514,946	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.201%, due 01/01/37(2)	545,779
	197,032	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	212,078
	83,516	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	89,893
	167,022	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	180,939
	1,035,000	Federal National Mortgage Association, 0.85%, due 04/08/13(2)	1,035,907
	980,000	Federal National Mortgage Association, 1%, due 03/29/13(2)	983,644
	2,090,000	Federal National Mortgage Association, 2%, due 04/19/13	2,122,101
	178,183	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	193,529

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$132,235	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	$144,831
756,631	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	804,160
513,799	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	548,499
316,421	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	341,552
11,290,000	Federal National Mortgage Association, TBA, 3.5%(3)	11,562,992
437,644	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	465,110
1,191,864	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,288,932
5,485,000	Government National Mortgage Association, TBA, 4.5%(3)	5,783,675

	Total U.S. Government Agency Obligations (Cost: $34,158,874)	34,702,799

	U.S. Treasury Bonds (Cost: $1,973,793) (0.7%)
1,895,000	U.S. Treasury Bond, 4.25%, due 05/15/39	1,982,644

	U.S. Treasury Notes (20.5%)
9,660,000	U.S. Treasury Note, 1.125%, due 06/15/13	9,750,611
8,310,000	U.S. Treasury Note, 1.75%, due 01/31/14	8,524,888
400,000	U.S. Treasury Note, 1.75%, due 07/31/15	402,936
30,690,000	U.S. Treasury Note, 1.875%, due 06/30/15	31,143,169
6,005,000	U.S. Treasury Note, 3.375%, due 11/15/19	6,260,212

	Total U.S. Treasury Notes (Cost: $55,187,056)	56,081,816

	Total Fixed Income Securities (Cost: $224,735,264) (86.6%)	237,147,852

Number of Shares	Equity Securities
13	Ally Financial, Inc., (144A), Preferred Stock, 7.00% (Banking)(1)	10,660
466	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock, 0% (Media - Broadcasting & Publishing)(1)(4)	5
533	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Banking)(1) (4)	5
964	Unisys Corp., Common Stock (Computer Intergrated System Design)(4)	26,038

	Total Equity Securities (Cost: $ 17,659) (0.0%)	36,708

	Money Market Investments
12,600,000	Dreyfus Institutional Cash Advantage Fund, 0.28%	12,600,000
12,200,000	Fidelity Institutional Money Market Fund, 0.26%	12,200,000

	Total Money Market Investments (Cost: $24,800,000) (9.1%)	24,800,000

Principal Amount	Short-Term Investments
$1,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.18%, due 10/04/10	999,675
1,400,000	Federal Home Loan Mortgage Corp. Discount Note, 0.24%, due 01/11/11	1,398,469
10,750,000	Federal National Mortgage Association Discount Note, 0.25%, due 01/19/11	10,737,416

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$586,987	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $590,000, U.S. Treasury Note, 1.375%, due 5/15/13, valued at $600,974) (Total Amount to be Received Upon Repurchase $586,988)	$586,987
7,250,000	U.S. Treasury Bill, 0.1%, due 08/26/10	7,249,220
2,000,000	U.S. Treasury Bill, 0%, due 08/05/10	1,999,956
3,900,000	U.S. Treasury Bill, 0.15%, due 08/19/10	3,899,692

	Total Short-Term Investments (Cost: $26,871,415) (9.8%)	26,871,415

	Total Investments (Cost: $276,424,338) (105.5%)	288,855,975
	Liabilities in Excess of Other Assets (-5.5%)	(15,015,432)

	Net Assets (100.0%)	$273,840,543

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
GBP	-	British Pound.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $11,364,720 or 4.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2010.

(3)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(4)		Non-income producing security.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	0.1%
Airlines	0.1
Apparel Retailers	0.1
Asset-Backed Securities	1.0
Automotive	0.5
Banking	3.8
Beverages, Food & Tobacco	0.7
Building Materials	0.0
Chemicals	0.2
Coal	0.0
Commercial Services	0.6
Communications	0.2
Computer Integrated Systems Design	0.1
Computers & Information	0.0
Containers & Packaging	0.0
Cosmetics & Personal Care	0.1
Data Processing & Preparation	0.1
Electric Utilities	0.9
Electrical Equipment	0.2
Electronics	0.2
Entertainment & Leisure	0.2
Financial Services	2.1
Food Retailers	0.1
Forest Products & Paper	0.2
Healthcare Providers	0.2
Heavy Machinery	0.0
Home Construction, Furnishings & Appliances	0.1
Household Products	0.1
Industrial - Diversified	0.0
Information Retrieval Services	0.0
Insurance	0.5
Lodging	0.2
Media - Broadcasting & Publishing	1.1
Medical Supplies	0.2
Metals	0.7
Miscellaneous	0.0
Municipal Obligations	0.6
Oil & Gas	2.6
Pharmaceuticals	0.4
Private Mortgage-Backed Securities	16.8
Radio Telephone Communications	0.2
Real Estate	1.1
Restaurants	0.1
Retailers	0.3
Sovereign Government	1.1
Telephone Communications, exc. Radio	0.5
Telephone Systems	0.6

See accompanying notes to Schedule of Investments.

Transportation	0.2
U.S. Government Agency Obligations	26.3
U.S. Government Obligations	21.2
Short-Term Investments	18.9

Total	105.5%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2010

Principal Amount		Fixed Income Securities	Value
		Argentina (4.5% of Net Assets)
	$81,000,000	Argentina Government Bond, 3.169%, due 12/15/35(1)	$8,100,000
	4,775,000	City of Buenos Aires, (144A), 12.5%, due 04/06/15(2)	5,037,625
	4,000,000	IRSA Inversiones y Representaciones S.A., (144A), 11.5%, due 07/20/20(2)	4,160,000
	9,000,000	Pan American Energy LLC, (144A), 7.875%, due 05/07/21(2)	9,225,000

		Total Argentina (Cost: $24,072,318)	26,522,625

		Barbados (Cost: $4,920,550) (0.9%)
	5,000,000	Barbados Government Bond, (144A), 7%, due 08/04/22(2)	5,087,500

		Bermuda (Cost: $4,700,000) (0.8%)
	4,700,000	Bermuda Government Bond, (144A), 5.603%, due 07/20/20(2)	4,935,000

		Brazil (15.8%)
	8,500,000	Banco ABC Brasil S.A., (144A), 7.875%, due 04/08/20(2)	8,383,125
	8,000,000	Banco BMG S.A., (144A), 8.875%, due 08/05/20(2)	8,096,000
	7,650,000	Banco Industrial e Comercial S.A., (144A), 8.5%, due 04/27/20(2)	7,879,500
	6,000,000	Banco Votorantim S.A., (144A), 7.375%, due 01/21/20(2)	6,231,000
BRL	788,000	Brazil Notas do Tesouro Nacional, Series B, 6%, due 05/15/11	8,757,096
BRL	2,170,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	11,026,507
	$8,500,000	Cosan S.A. Industria e Comercio, (Reg. S), 8.25%, due 02/15/49	8,478,750
BRL	14,385,000	European Bank for Reconstruction and Development (The), 9.25%, due 09/10/12	8,227,945
	$12,000,000	GOL Finance, (144A), 9.25%, due 07/20/20(2)	12,226,723
	6,000,000	Marfrig Overseas, Ltd., (144A), 9.5%, due 05/04/20(2)	6,195,000
	7,500,000	TAM Capital 2, Inc. (Reg. S), 9.5%, due 01/29/20	7,593,750

		Total Brazil (Cost: $90,527,853)	93,095,396

		Chile (Cost: $4,999,522) (0.9%)
CLP	2,617,500,000	Republic of Chile, 5.5%, due 08/05/20	5,202,661

		China (3.6%)
	$9,000,000	Country Garden Holdings Co., (144A), 11.25%, due 04/22/17(2)	9,184,999
	12,000,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15	12,060,000

		Total China (Cost: $21,030,692)	21,244,999

		Colombia (2.9%)
	8,000,000	Bancolombia S.A., 6.125%, due 07/26/20	8,200,000

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		Colombia (Continued)
	$9,000,000	Drummond Co., Inc., 7.375%, due 02/15/16	$9,090,000

		Total Colombia (Cost: $16,597,339)	17,290,000

		Croatia (Cost: $8,423,937) (1.5%)
	8,500,000	Croatia Government Bond, (144A), 6.625%, due 07/14/20(2)	9,052,500

		Dominican Republic (Cost: $1,684,377) (0.3%)
	3,111,900	Cap Cana S.A., (Reg. S), 10%, due 04/30/16	1,695,985

		Egypt (Cost: $8,533,746) (1.5%)
	8,500,000	Arab Republic of Egypt, (144A), 6.875%, due 04/30/40(2)	8,903,750

		Ghana (1.3%)
	5,600,000	Standard Chartered Bank, Credit Linked Note to Republic of Ghana, 15.65%, due 06/03/13	3,992,737
	5,000,000	Standard Chartered Bank, Credit Linked Note to Republic of Ghana, 19%, due 01/14/13	3,789,765

		Total Ghana (Cost: $7,856,212)	7,782,502

		Hong Kong (Cost: $10,985,292) (1.9%)
	11,000,000	Noble Group, Ltd., (Reg. S), 6.75%, due 01/29/20	11,302,500

		India (2.6%)
	6,000,000	State Bank of India, (144A), 4.5%, due 07/27/15(2)	6,075,780
	8,450,000	Vedanta Resources PLC, (Reg. S), 9.5%, due 07/18/18	9,316,125

		Total India (Cost: $14,684,968)	15,391,905

		Indonesia (3.8%)
	2,000,000	Berau Capital Resources Pte, Ltd., (144A), 12.5%, due 07/08/15(2)	2,109,000
IDR	77,750,000,000	Indonesia Government Bond, 10.5%, due 08/15/30	9,644,354
	$2,000,000	Indosat Palapa Co. B.V., (144A), 7.375%, due 07/29/20(2)	2,090,000
	8,000,000	Star Energy Geothermal (Wayang Windu), Ltd., (144A), 11.5%, due 02/12/15(2)	8,580,000

		Total Indonesia (Cost: $21,312,901)	22,423,354

		Ivory Coast (1.5%)
	10,000,000	Ivory Coast Government Bond, (144A), 2.5%, due 12/31/32(1)(2)	5,600,000
	6,321,000	Ivory Coast Government Bond, (Reg. S), 2.5%, due 12/31/32(1)	3,539,760

		Total Ivory Coast (Cost: $10,526,337)	9,139,760

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		Kazakhstan (1.8%)
KZT	$182,000,000	CenterCredit International B.V., 8.25%, due 09/30/11	$1,235,015
	$11,499,000	Kazkommerts Finance 2 B.V., 8.5%, due 06/13/17(1)	9,314,190

		Total Kazakhstan (Cost: $10,583,550)	10,549,205

		Mexico (12.1%)
	5,000,000	Banco Mercantil del Norte S.A., (144A), 4.375%, due 07/19/15(2)	5,024,746
	9,500,000	BBVA Bancomer S.A., (144A), 7.25%, due 04/22/20(2)	9,940,645
	14,000,000	Cemex Espana Luxembourg, (Reg. S), 9.25%, due 05/12/20	12,565,000
	6,000,000	Cemex S.A.B de C.V., (144A), 4.875%, due 03/15/15(2)	5,910,000
	3,900,000	Corporacion GEO S.A.B. de C.V., (144A), 9.25%, due 06/30/20(2)	4,221,750
	6,000,000	Credito Real S.A. de C.V., (144A), 10.25%, due 04/14/15(2)	5,775,000
	6,000,000	Financiera Independencia S.A.B. de C.V., (144A), 10%, due 03/30/15(2)	5,820,000
MXN	135,700,000	Grupo Televisa S.A., 8.49%, due 05/11/37	10,315,741
	$5,447,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	2,777,970
MXN	102,450,000	Mexican Bonos de Desarrollo del Gobierno Federal, 7.75%, due 12/14/17	8,804,382

		Total Mexico (Cost: $71,150,517)	71,155,234

		Peru (1.9%)
	$5,000,000	Corporacion Pesquera Inca S.A.C., (144A), 9%, due 02/10/17(2)	5,012,637
PEN	16,000,000	Republic of Peru, (Reg. S), 6.9%, due 08/12/37	6,038,872

		Total Peru (Cost: $10,907,126)	11,051,509

		Russia (11.3%)
	$6,000,000	Alliance Oil Co., Ltd., (144A), 9.875%, due 03/11/15(2)	6,150,000
	10,000,000	Bank of Moscow (BOM Capital PLC), (Reg. S), 6.699%, due 03/11/15	10,130,000
	11,180,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	11,249,875
RUB	100,000,000	Novaya Perevozochnaya Kompaniya, 9.25%, due 07/10/15	3,342,692
RUB	115,000,000	Rosselkhozbank OJSC, 9.25%, due 02/09/17(1)	3,998,695
	$8,000,000	Russian Foreign Bond - Eurobond, (144A), 5%, due 04/29/20(2)	8,108,000
RUB	142,000,000	Sibmetinvest, 13.5%, due 10/10/19(1)	5,258,808
	$9,200,000	TNK-BP Finance S.A., (144A), 7.25%, due 02/02/20(2)	9,706,000
	8,000,000	Vnesheconombank (VEB Finance, Ltd.), (144A), 6.902%, due 07/09/20(2)	8,452,000

		Total Russia (Cost: $63,929,240)	66,396,070

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		Senegal (Cost: $7,878,484) (1.4%)
	$7,950,000	Senegal Government Bond, 8.75%, due 12/22/14	$8,109,000

		South Africa (2.4%)
	4,000,000	AngloGold Ashanti Holdings PLC, 6.5%, due 04/15/40	4,157,604
	10,000,000	Myriad International Holding B.V., (144A), 6.375%, due 07/28/17(2)	10,275,000

		Total South Africa (Cost: $14,043,676)	14,432,604

		South Korea (5.4%)
	7,500,000	Hynix Semiconductor, Inc., (Reg. S), 7.875%, due 06/27/17	7,275,000
KRW	13,950,000,000	Korea Treasury Bond, 5.75%, due 09/10/18	12,793,921
	$12,600,000	Woori Bank, (Reg. S), 6.208%, due 05/02/37(1)	11,688,819

		Total South Korea (Cost: $31,385,590)	31,757,740

		Ukraine (3.7%)
	3,000,000	Deutsche Bank AG, Credit Linked Note to Ukraine T-Bill, Series E, (144A), 0%, due 08/26/10(2)(3)	3,206,670
	5,000,000	DTEK Finance B.V., (144A), 9.5%, due 04/28/15(2)	4,989,000
	5,500,000	Metinvest B.V., (144A), 10.25%, due 05/20/15(2)	5,700,952
	5,679,000	PrivatBank, 8.75%, due 02/09/16(1)	5,253,075
	3,000,000	UK SPV Credit Finance PLC for JSC Commercial Bank PrivatBank, (Reg. S), 8%, due 02/06/12	2,947,500

		Total Ukraine (Cost: $21,282,279)	22,097,197

		United Arab Emirates (5.3%)
	5,800,000	DP World Sukuk, Ltd., (Reg. S), 6.25%, due 07/02/17	5,452,000
	6,000,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37	5,122,500
	8,550,000	Dubai DOF Sukuk, Ltd., Series E, 6.396%, due 11/03/14	8,346,938
	7,500,000	Dubai Holding Commercial Operations MTN, Ltd., Series E, 0.719%, due 02/01/12(1)	6,300,000
	7,500,000	Dubai Sukuk Centre, Ltd., 0.911%, due 06/13/12(1)	5,871,250

		Total United Arab Emirates (Cost: $30,728,371)	31,092,688

		Venezuela (4.6%)
	10,000,000	Petroleos de Venezuela S.A, (Reg. S), 5.5%, due 04/12/37	4,700,000
	16,850,000	Petroleos de Venezuela S.A., 5.25%, due 04/12/17	10,278,500
	10,500,000	Venezuela Government Bond, (Reg. S), 7.75%, due 10/13/19	7,161,000
	7,000,000	Venezuela Government Bond, (Reg. S), 9.25%, due 05/07/28	4,760,000

		Total Venezuela (Cost: $27,154,408)	26,899,500

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Total Fixed Income Securities (Cost: $539,899,285) (93.7%)	$552,611,184

	Short-Term Investments
$17,341,155	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $17,365,000, U.S. Treasury Note, 1.38%, due 05/15/13, valued at $17,687,989) (Total Amount to be Received Upon Repurchase $17,341,169)	17,341,155

	Total Short-Term Investments (Cost: $17,341,155) (2.9%)	17,341,155

	Total Investments (Cost: $557,240,440) (96.6%)	569,952,339
	Excess of Other Assets over Liabilities (3.4%)	20,000,684

	Total Net Assets (100.0%)	$589,953,023

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
IDR	-	Indonesian Rupiah.
KRW	-	South Korean Won.
KZT	-	Kazakhstani Tenge.
MXN	-	Mexican Peso.
PEN	-	Peruvian Nouveau Sol.
RUB	-	Russian Ruble.
MTN	-	Medium Term Note.
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2010.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $227,344,902 or 38.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		Non-income producing security.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Airlines	3.4%
Banking	20.2
Beverages, Food & Tobacco	2.3
Building Materials	1.7
Electric Utilities	1.5
Electrical Equipment	2.1
Electronics	1.2
Financial Services	9.0
Home Construction, Furnishings & Appliances	0.3
Media - Broadcasting & Publishing	3.4
Metals	2.6
Mining	1.5
Miscellaneous	3.8
Oil & Gas	8.8
Real Estate	4.3
Sovereign Government	24.9
Telephone Systems	0.3
Transportation	2.4
Short-Term Investments	2.9

Total	96.6%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2010

Principal Amount	Corporate Bonds	Value
	Aerospace & Defense (1.9% of Net Assets)
$1,430,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	$1,151,150
1,400,000	Wyle Services Corp., (144A), 10.5%, due 04/01/18(1)	1,417,500

	Total Aerospace & Defense	2,568,650

	Airlines (1.9%)
1,375,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14(1)	1,488,438
1,000,000	United Air Lines, Inc., (144A), 9.875%, due 08/01/13(1)	1,072,500

	Total Airlines	2,560,938

	Apparel Retailers (0.4%)
500,000	Limited Brands, Inc., 7%, due 05/01/20	515,000

	Automotive (5.0%)
475,000	American Axle & Manufacturing Holdings, Inc., (144A), 9.25%, due 01/15/17(1)	510,625
1,500,000	American Tire Distributors, Inc., (144A), 9.75%, due 06/01/17(1)	1,548,750
600,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	600,000
1,450,000	Cooper-Standard Automotive, Inc., (144A), 8.5%, due 05/01/18(1)	1,508,000
1,200,000	Goodyear Tire & Rubber Co. (The), 8.75%, due 08/15/20	1,290,000
175,000	Lear Corp., 7.875%, due 03/15/18	181,125
175,000	Lear Corp., 8.125%, due 03/15/20	181,563
525,000	Navistar International Corp., 8.25%, due 11/01/21	555,187
475,000	Tenneco, Inc., (144A), 7.75%, due 08/15/18(1)	479,656

	Total Automotive	6,854,906

	Banking (4.5%)
875,000	Ally Financial, Inc., (144A), 8%, due 03/15/20(1)	903,438
710,000	CIT Group, Inc., 7%, due 05/01/17	669,175
975,000	Credit Acceptance Corp., (144A), 9.125%, due 02/01/17(1)	1,009,125
1,240,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	1,329,900
1,150,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17(1)	1,178,750
1,125,000	SLM Corp., 8%, due 03/25/20	998,439

	Total Banking	6,088,827

	Beverages, Food & Tobacco (0.9%)
500,000	Beverages & More, Inc., (144A), 9.25%, due 03/01/12(1)	500,000
700,000	Dean Foods Co., 7%, due 06/01/16	670,250

	Total Beverages, Food & Tobacco	1,170,250

	Building Materials (0.8%)
1,050,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	1,118,250

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Chemicals (2.6%)
$800,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16(1)	$736,000
675,000	Ineos Finance PLC, (144A), 9%, due 05/15/15(1)	688,500
1,550,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	1,282,625
800,000	LBI Escrow Corp., (144A), 8%, due 11/01/17(1)	839,000

	Total Chemicals	3,546,125

	Coal (0.7%)
1,000,000	Patriot Coal Corp., 8.25%, due 04/30/18	983,750

	Commercial Services (6.6%)
700,000	Aircastle, Ltd., (144A), 9.75%, due 08/01/18(1)	705,250
500,000	Aramark Services, Inc., 8.5%, due 02/01/15	515,000
990,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	1,014,750
1,200,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	1,152,000
200,000	Casella Waste Systems, Inc., 11%, due 07/15/14	217,500
1,045,000	International Lease Finance Corp., 5.65%, due 06/01/14	974,462
475,000	International Lease Finance Corp., (144A), 8.625%, due 09/15/15(1)	483,313
325,000	International Lease Finance Corp., (144A), 8.75%, due 03/15/17(1)	329,875
1,525,000	McJunkin Red Man Corp., (144A), 9.5%, due 12/15/16(1)	1,513,562
410,000	RBS Global, Inc./Rexnord LLC, (144A), 8.5%, due 05/01/18(1)	416,150
400,000	TransUnion LLC/TransUnion Financing Corp., (144A), 11.375%, due 06/15/18(1)	429,000
1,250,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	1,259,375

	Total Commercial Services	9,010,237

	Communications (3.5%)
1,135,000	DigitalGlobe, Inc., 10.5%, due 05/01/14	1,237,150
830,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15(1)	876,688
550,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	572,000
725,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	754,000
1,337,500	Intelsat (Luxembourg) S.A., 11.5%, due 02/04/17	1,411,062

	Total Communications	4,850,900

	Computer Integrated Systems Design (0.5%)
625,000	Unisys Corp., 12.5%, due 01/15/16	679,688

	Computers & Information (0.4%)
560,000	Aeroflex, Inc., 11.75%, due 02/15/15	596,400

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Data Processing & Preparation (1.2%)
$110,000	Fidelity National Information Services, Inc., (144A), 7.625%, due 07/15/17(1)	$114,400
115,000	Fidelity National Information Services, Inc., (144A), 7.875%, due 07/15/20(1)	120,175
1,725,000	First Data Corp., 9.875%, due 09/24/15	1,388,625

	Total Data Processing & Preparation	1,623,200

	Electric Utilities (5.4%)
425,000	Calpine Corp., (144A), 7.875%, due 07/31/20(1)	430,313
1,250,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,000,000
1,625,000	Edison Mission Energy, 7%, due 05/15/17	1,109,062
1,150,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(1)	1,198,875
1,200,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16(1)	1,281,000
577,000	PNM Resources, Inc., 9.25%, due 05/15/15	617,390
900,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	958,309
1,250,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15(2)	846,875

	Total Electric Utilities	7,441,824

	Electronics (2.3%)
100,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	96,375
1,250,000	Freescale Semiconductor, Inc., (144A), 9.25%, due 04/15/18(1)	1,287,500
900,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	911,250
765,000	Viasystems, Inc., (144A), 12%, due 01/15/15(1)	833,850

	Total Electronics	3,128,975

	Entertainment & Leisure (4.5%)
1,725,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, (144A), 12%, due 10/15/15(1)	1,643,062
1,025,000	Eastman Kodak Co., (144A), 9.75%, due 03/01/18(1)	1,017,312
415,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	381,800
1,275,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	200,813
1,000,000	MU Finance PLC, (144A), 8.375%, due 02/01/17(1)	985,300
435,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	415,425
1,500,000	WMG Holdings Corp., 9.5%, due 12/15/14(2)	1,526,250

	Total Entertainment & Leisure	6,169,962

	Financial Services (2.3%)
725,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	723,188
675,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8%, due 01/15/18	671,625
550,000	Nationstar Mortgage/Nationstar Capital Corp., (144A), 10.875%, due 04/01/15(1)	459,250

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Financial Services (Continued)
$500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	$390,000
890,000	Nuveen Investments, Inc., 10.5%, due 11/15/15	869,975

	Total Financial Services	3,114,038

	Forest Products & Paper (1.4%)
185,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	83,250
1,100,000	Exopack Holding Corp., 11.25%, due 02/01/14	1,117,875
750,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	746,250

	Total Forest Products & Paper	1,947,375

	Healthcare Providers (3.4%)
1,775,000	Capella Healthcare, Inc., (144A), 9.25%, due 07/01/17(1)	1,859,312
475,000	HCA, Inc., 9.25%, due 11/15/16	511,813
500,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	516,250
900,000	Radiation Therapy Services, Inc., (144A), 9.875%, due 04/15/17(1)	893,250
775,000	US Oncology, Inc., 9.125%, due 08/15/17	819,563

	Total Healthcare Providers	4,600,188

	Heavy Machinery (0.6%)
750,000	Case New Holland, Inc., (144A), 7.875%, due 12/01/17(1)	795,000

	Home Construction, Furnishings & Appliances (3.1%)
625,000	K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	631,250
850,000	KB Home, 7.25%, due 06/15/18	782,000
1,350,000	Norcraft Cos. LP/Norcraft Finance Corp., 10.5%, due 12/15/15	1,390,500
1,715,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	1,449,175

	Total Home Construction, Furnishings & Appliances	4,252,925

	Industrial - Diversified (0.9%)
1,350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	1,289,250

	Information Retrieval Services (0.3%)
325,000	Interactive Data Corp., (144A), 10.25%, due 08/01/18(1)	336,375

	Lodging (2.3%)
1,425,000	Harrah’s Operating Co., Inc., 10%, due 12/15/18	1,197,000
425,000	MGM Mirage, Inc., 6.75%, due 04/01/13	387,812
75,000	MGM Mirage, Inc., (144A), 9%, due 03/15/20(1)	78,563
475,000	MGM Mirage, Inc., 10.375%, due 05/15/14	523,094

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Lodging (Continued)
$1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., (144A), 7.75%, due 08/15/20(1)	$1,012,500

	Total Lodging	3,198,969

	Media - Broadcasting & Publishing (5.2%)
1,000,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	991,250
500,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17(1)	537,500
725,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17(1)	741,312
34,000	CMP Susquehanna Corp., 1%, due 05/15/14	17,893
450,000	Insight Communications Co., Inc., (144A), 9.375%, due 07/15/18(1)	478,125
500,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	503,750
1,400,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., (144A), 8.875%, due 04/15/17(1)	1,442,000
1,015,000	Salem Communications Corp., 9.625%, due 12/15/16	1,070,825
304,632	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	275,692
950,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	1,037,875

	Total Media - Broadcasting & Publishing	7,096,222

	Medical Supplies (1.9%)
750,000	Alere, Inc., 9%, due 05/15/16	765,000
1,000,000	Bausch & Lomb, Inc., 9.875%, due 11/01/15	1,055,000
750,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	802,500

	Total Medical Supplies	2,622,500

	Metals (2.7%)
800,000	AK Steel Corp., 7.625%, due 05/15/20	803,000
2,325,000	Ryerson Holding Corp., (144A), 0% , due 02/01/15(1)(3)	1,052,062
125,000	Ryerson, Inc., 12%, due 11/01/15	130,938
1,235,000	Severstal Columbus LLC, (144A), 10.25%, due 02/15/18(1)	1,290,575
425,000	Steel Dynamics, Inc., (144A), 7.625%, due 03/15/20(1)	435,625

	Total Metals	3,712,200

	Miscellaneous (0.4%)
600,000	Prestige Brands, Inc., (144A), 8.25%, due 04/01/18(1)	606,000

	Oil & Gas (6.9%)
425,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	383,563
700,000	Basic Energy Services, Inc., 11.625%, due 08/01/14	764,750
950,000	CITGO Petroleum Corp., (144A), 11.5%, due 07/01/17(1)	988,000
375,000	Crosstex Energy LP / Crosstex Energy, Inc., 8.875%, due 02/15/18	390,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Oil & Gas (Continued)
$500,000	El Paso Corp., 8.05%, due 10/15/30	$508,750
1,500,000	Expro Finance Luxembourg SCA, (144A), 8.5%, due 12/15/16(1)	1,462,342
875,000	Hilcorp Energy I LP/Hilcorp Finance Co., (144A), 8%, due 02/15/20(1)	905,625
1,525,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	1,330,562
375,000	Parker Drilling Co., (144A), 9.125%, due 04/01/18(1)	373,125
430,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	479,450
550,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	561,000
350,000	Plains Exploration & Production Co., 7.625%, due 04/01/20	356,125
500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	492,500
500,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	501,250

	Total Oil & Gas	9,497,042

	Pharmaceuticals (0.1%)
125,000	Mylan, Inc., (144A), 7.875%, due 07/15/20(1)	131,875

	Real Estate (1.6%)
1,100,000	DuPont Fabros Technology LP (REIT), 8.5%, due 12/15/17	1,171,500
950,000	Felcor Lodging, LP (REIT), 10%, due 10/01/14	1,007,000

	Total Real Estate	2,178,500

	Restaurants (1.1%)
250,000	Games Merger Corp., (144A), 11%, due 06/01/18(1)	260,000
1,225,000	Real Mex Restaurants, Inc., 14%, due 01/01/13	1,225,000

	Total Restaurants	1,485,000

	Retailers (3.1%)
400,000	Harry & David Holdings, Inc., 5.538%, due 03/01/12(2)	256,000
850,000	Harry & David Holdings, Inc., 9%, due 03/01/13	565,250
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	518,750
350,000	Rite Aid Corp., 9.75%, due 06/12/16	377,125
750,000	Toys R Us Property Co. I LLC, 10.75%, due 07/15/17	845,625
1,600,000	Toys R Us Property Co. II LLC, (144A), 8.5%, due 12/01/17(1)	1,680,000

	Total Retailers	4,242,750

	Telephone Communications, exc. Radio (4.5%)
1,000,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	975,000
1,200,000	Cincinnati Bell, Inc., 8.75%, due 03/15/18	1,173,000
1,360,000	New Communications Holdings, Inc., (144A), 8.25%, due 04/15/17(1)	1,455,200
1,235,000	PAETEC Holding Corp., 8.875%, due 06/30/17	1,281,312

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Telephone Communications, exc. Radio (Continued)
$1,275,000	Windstream Corp., 7.875%, due 11/01/17	$1,300,500

	Total Telephone Communications, exc. Radio	6,185,012

	Telephone Systems (3.5%)
670,000	Level 3 Financing, Inc., 10%, due 02/01/18	611,375
1,000,000	Sable International Finance, Ltd., (144A), 7.75%, due 02/15/17(1)	1,035,000
500,000	Sprint Capital Corp., 8.75%, due 03/15/32	506,875
1,750,000	Sprint Capital Corp., 6.9%, due 05/01/19	1,669,062
1,000,000	Telcordia Technologies, Inc., (144A), 11%, due 05/01/18(1)	982,500

	Total Telephone Systems	4,804,812

	Transportation (2.3%)
1,000,000	Marquette Transportation Co./Marquette Transportation Finance, Inc., (144A), 10.875%, due 01/15/17(1)	1,000,000
1,350,000	NCL Corp., Ltd., 11.75%, due 11/15/16	1,498,500
600,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	708,000

	Total Transportation	3,206,500

	Total Corporate Bonds (Cost: $119,809,289) (90.7%)	124,210,415

	Municipal Obligations (1.5%)
1,750,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(1)	1,995,000

	Total Municipal Obligations (Cost: $1,901,562)	1,995,000

Number of Shares	Equity Securities
131	Ally Financial, Inc., (144A), Preferred Stock, 7.00% (Banking)(1)	107,420
3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	78,863
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio)(3)	118,400
7,929	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock, 0% (Media - Broadcasting & Publishing)(1)(3)	79
9,061	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Banking)(1)(3)	91
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery)(3)	100,035
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers)(3)	81,075
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio)(3)	55,370
5,500	Rogers Communications, Inc. - Class B, Common Stock (Radio Telephone Communications)	190,960
8,036	Unisys Corp., Common Stock (Computer Intergrated System Design)(3)	217,052

	Total Equity Securities (Cost: $1,289,044) (0.7%)	949,345

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments (7.1%)	Value
$9,734,281	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $9,750,000, U.S. Treasury Note, 1.375%, due 05/15/13, valued at $9,931,350) (Total Amount to be Received Upon Repurchase $9,734,289)	$9,734,281

	Total Short-Term Investments (Cost: $9,734,281) (7.1%)	9,734,281

	Total Investments (Cost: $132,734,176) (100.0%)	136,889,041
	Excess of Other Assets over Liabilities (0.0%)	6,050

	Net Assets (100.0%)	$136,895,091

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $57,659,293 or 42.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2010.

(3)		Non-income producing security.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Airlines	1.9
Apparel Retailers	0.4
Automotive	5.0
Banking	4.6
Beverages, Food & Tobacco	0.9
Building Materials	0.8
Chemicals	2.6
Coal	0.7
Commercial Services	6.6
Communications	3.5
Computer Integrated Systems Design	0.6
Computers & Information	0.4
Data Processing & Preparation	1.2
Electric Utilities	5.4
Electronics	2.3
Entertainment & Leisure	4.5
Financial Services	2.3
Forest Products & Paper	1.4
Healthcare Providers	3.5
Heavy Machinery	0.7
Home Construction, Furnishings & Appliances	3.1
Industrial - Diversified	0.9
Information Retrieval Services	0.3
Lodging	2.3
Media - Broadcasting & Publishing	5.2
Medical Supplies	1.9
Metals	2.7
Miscellaneous	0.4
Municipal Obligations	1.5
Oil & Gas	7.0
Pharmaceuticals	0.1
Radio Telephone Communications	0.1
Real Estate	1.6
Restaurants	1.1
Retailers	3.1
Telephone Communications, exc. Radio	4.6
Telephone Systems	3.5
Transportation	2.3
Short-Term Investments	7.1

Total	100.0%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2010

Principal Amount	Fixed Income Securities	Value
	Asset Backed Securities (4.1% of Net Assets)
$425,000	BMW Vehicle Lease Trust (09-1-A3), 2.91%, due 03/15/12	$429,498
359,976	Capital Auto Receivables Asset Trust (08-CPA-A1), (144A), 1.191%, due 01/15/13(1)(2)	361,473
641,400	Capital One Prime Auto Receivables Trust (06-2-A4), 4.94%, due 07/15/12	642,252
168,400	Ford Credit Auto Lease Trust (09-A-A2), (144A), 2.6%, due 05/15/11(2)	168,726
639,312	Huntington Auto Trust (08-1A-A3A), (144A), 4.81%, due 04/16/12(2)	647,924
1,358,612	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47(1)	1,091,253

	Total Asset Backed Securities (Cost: $3,478,443)	3,341,126

	Collateralized Mortgage Obligations (57.9%)
75,709	Banc of America Commercial Mortgage, Inc. (01-1-A2), 6.503%, due 04/15/36	77,046
395,000	Bear Stearns Commercial Mortgage Securities (02-PBW1-A2), 4.72%, due 11/11/35	414,501
67,427	Chase Commercial Mortgage Securities Corp. (00-3-A2), 7.319%, due 10/15/32	67,384
671,380	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 2.374%, due 08/25/34(1)	608,586
1,394,849	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35	1,241,110
3,144,175	Countrywide Alternative Loan Trust (05-76-1A1), 1.882%, due 01/25/36(1)	2,081,605
818,996	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 2.836%, due 07/20/34(1)	587,029
1,738,517	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)(1)	1,458,641
248,346	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.29%, due 11/25/32(1)	231,942
385,000	Credit Suisse First Boston Mortgage Securities Corp. (02-CP3-A3), 5.603%, due 07/15/35	409,196
1,613,229	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	1,165,029
614,159	Federal Home Loan Mortgage Corp. (2368-AF), 1.291%, due 10/15/31(1)	622,258
16,712	Federal Home Loan Mortgage Corp. (2432-FH), 1.041%, due 03/15/32(1)	16,891
118,700	Federal Home Loan Mortgage Corp. (2585-FD), 0.841%, due 12/15/32(1)	118,979
1,452,740	Federal Home Loan Mortgage Corp. (2611-XF), 0.741%, due 02/15/31 (TAC)(1)	1,453,164
862,215	Federal Home Loan Mortgage Corp. (2649-PF), 0.741%, due 06/15/33 (PAC)(1)	859,977
1,260,939	Federal Home Loan Mortgage Corp. (2774-FQ), 0.891%, due 04/15/31(1)	1,261,168
723,500	Federal Home Loan Mortgage Corp. (2802-AF), 0.591%, due 04/15/33 (PAC)(1)	723,416
584,985	Federal Home Loan Mortgage Corp. (2812-MF), 0.791%, due 06/15/34(1)	583,945
520,063	Federal Home Loan Mortgage Corp. (2817-FA), 0.841%, due 06/15/32	520,236
1,089,141	Federal Home Loan Mortgage Corp. (2885-DT), 4.5%, due 05/15/18 (TAC)	1,127,684
942,158	Federal Home Loan Mortgage Corp. (3129-CQ), 5.75%, due 05/15/35 (PAC)	1,005,814
769,303	Federal Home Loan Mortgage Corp. (3346-FA), 0.571%, due 02/15/19(1)	766,710
2,786,555	Federal Home Loan Mortgage Corp. (3384-SL), 6.129%, due 11/15/37 (I/O) (I/F)	349,601
910,897	Federal Home Loan Mortgage Corp. (3417-FA), 0.841%, due 11/15/37(1)	913,524

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$694,018	Federal Home Loan Mortgage Corp. (R008-FK), 0.741%, due 07/15/23(1)	$694,324
1,410,157	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.691%, due 05/15/36(1)	1,391,677
802,423	Federal National Mortgage Association (02-82-FP), 0.829%, due 02/25/32 (PAC)(1)	804,771
772,241	Federal National Mortgage Association (02-83-LF), 0.829%, due 07/25/31 (PAC)(1)	773,091
753,339	Federal National Mortgage Association (03-130-FA), 0.649%, due 01/25/34 (PAC)(1)	753,808
1,434,044	Federal National Mortgage Association (03-64-FN), 0.779%, due 07/25/33(1)	1,434,058
865,979	Federal National Mortgage Association (03-74-F), 0.729%, due 02/25/31(1)	865,702
587,040	Federal National Mortgage Association (05-103-FP), 0.629%, due 10/25/35(1)	583,835
584,345	Federal National Mortgage Association (05-105-F), 0.629%, due 12/25/35(1)	582,478
1,048,864	Federal National Mortgage Association (06-58-FT), 0.679%, due 07/25/36 (TAC)(1)	1,033,297
636,676	Federal National Mortgage Association (10-43-DP), 5%, due 05/25/40 (PAC)	676,491
357,547	First Union National Bank Commercial Mortgage (01-C3-A3), 6.423%, due 08/15/33	368,066
161,350	GMAC Commercial Mortgage Securities, Inc. (00-C3-A2), 6.957%, due 09/15/35	161,896
400,474	GMAC Commercial Mortgage Securities, Inc. (01-C2-A2), 6.7%, due 04/15/34	412,450
507,495	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.829%, due 06/25/34(1)	486,264
99,098	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.779%, due 12/25/33(1)	96,413
1,832,228	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 3.29%, due 05/01/36(1)	1,358,915
698,828	Government National Mortgage Association (06-65-AB), 5.5%, due 10/20/33	738,571
997,758	Government National Mortgage Association (09-66-UF), 1.341%, due 08/16/39(1)	1,016,767
1,199,188	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 1.813%, due 10/25/45(1)	640,363
3,086,283	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.413%, due 03/25/36(1)	1,831,262
878,963	Harborview Mortgage Loan Trust (05-4-2A), 2.85%, due 07/19/35(1)	648,158
1,003,322	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36(1)	997,869
406,902	LB-UBS Commercial Mortgage Trust (01-C2-A2), 6.653%, due 11/15/27	415,402
390,000	Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34	412,051
379,738	Prudential Mortgage Capital Funding LLC (01-ROCK-A2), 6.605%, due 05/10/34	387,505
77,900	Residential Accredit Loans, Inc. (02-QS16-A2), 0.879%, due 10/25/17(1)	75,554
993,534	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	855,058
1,865,841	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,166,150
809,539	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	527,370
3,252,081	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 3.476%, due 11/25/35(1)	2,322,445
325,367	Salomon Brothers Mortgage Securities VII, Inc. (01-C2-A3), 6.499%, due 11/13/36	338,684
408,233	Wachovia Bank Commercial Mortgage Trust (02-C1-A3), 6.164%, due 04/15/34	417,128
2,833,053	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	2,364,112
1,005,857	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17(1)	1,036,282
13,079	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 0.779%, due 03/25/33 (PAC)(1)	12,750

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$708,618	Wells Fargo Mortgage Backed Securities Trust (10-RR4-1A2), 5.619%, due 12/27/46	$301,163

	Total Collateralized Mortgage Obligations (Cost: $54,873,034)	47,647,616

	U.S. Government Agency Obligations (25.6%)
915,000	Federal Home Loan Bank, 0.37%, due 06/15/11(1)	915,453
900,000	Federal Home Loan Mortgage Corp., 1%, due 08/28/12	905,251
32,857	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.375%, due 08/01/33(1)	33,788
295,728	Federal Home Loan Mortgage Corp., Pool #310005, 6.938%, due 11/01/19(1)	303,391
84,380	Federal Home Loan Mortgage Corp., Pool #610967, 2.786%, due 04/01/28(1)	88,277
153,148	Federal Home Loan Mortgage Corp., Pool #780721, 3.15%, due 08/01/33(1)	158,519
60,288	Federal Home Loan Mortgage Corp., Pool #780833, 2.775%, due 09/01/33(1)	61,736
583,089	Federal Home Loan Mortgage Corp., Pool #781122, 2.798%, due 12/01/33(1)	606,918
38,012	Federal Home Loan Mortgage Corp., Pool #789924, 2.861%, due 11/01/32(1)	39,448
1,034,397	Federal Home Loan Mortgage Corp., Pool #847342, 2.705%, due 05/01/34(1)	1,075,638
754,405	Federal Home Loan Mortgage Corp., Pool #G12057, 6%, due 05/01/17	817,910
752,344	Federal Home Loan Mortgage Corp., Pool #G12180, 6%, due 11/01/17	819,564
760,000	Federal National Mortgage Association, 0.75%, due 12/30/11	761,372
964,391	Federal National Mortgage Association, Pool #462360, 6.15%, due 08/01/36(1)	1,029,104
1,320,327	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	1,429,151
125,608	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	140,734
14,666	Federal National Mortgage Association, Pool #661691, 3.115%, due 10/01/32(1)	15,262
261,147	Federal National Mortgage Association, Pool #711014, 3.21%, due 10/01/33(1)	272,458
82,434	Federal National Mortgage Association, Pool #725886, 2.811%, due 05/01/34(1)	86,014
380,622	Federal National Mortgage Association, Pool #735084, 3.099%, due 02/01/34(1)	395,029
141,260	Federal National Mortgage Association, Pool #735524, 2.711%, due 02/01/35(1)	147,376
432,657	Federal National Mortgage Association, Pool #735542, 2.855%, due 11/01/34(1)	448,494
497,283	Federal National Mortgage Association, Pool #770222, 2.538%, due 04/01/34(1)	517,210
53,378	Federal National Mortgage Association, Pool #786884, 3.435%, due 08/01/34(1)	55,608
615,612	Federal National Mortgage Association, Pool #793031, 2.207%, due 07/01/34(1)	634,804
465,731	Federal National Mortgage Association, Pool #804017, 2.55%, due 12/01/34(1)	485,073
435,702	Federal National Mortgage Association, Pool #821159, 2.157%, due 05/01/35(1)	448,413
1,297,875	Federal National Mortgage Association, Pool #821542, 2.456%, due 05/01/35(1)	1,346,087
308,227	Federal National Mortgage Association, Pool #821915, 2.685%, due 06/01/35(1)	321,244
267,337	Federal National Mortgage Association, Pool #822073, 2.586%, due 07/01/35(1)	279,183
141,082	Federal National Mortgage Association, Pool #826239, 2.598%, due 07/01/35(1)	145,420
139,947	Federal National Mortgage Association, Pool #830581, 1.835%, due 05/01/35(1)	141,550
188,163	Federal National Mortgage Association, Pool #832721, 2.791%, due 09/01/35(1)	190,294
443,978	Federal National Mortgage Association, Pool #841970, 2.572%, due 10/01/33(1)	464,176

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$812,786	Federal National Mortgage Association, Pool #851282, 2.306%, due 11/01/35(1)	$827,129
618,338	Federal National Mortgage Association, Pool #890141, 5.5%, due 12/01/20	671,656
908,625	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	988,957
688,240	Federal National Mortgage Association, Pool #995793, 5.5%, due 09/01/36	744,859
737,002	Federal National Mortgage Association, Pool #AD3830, 4.5%, due 04/01/25	783,866
149,371	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	162,992
50,552	Government National Mortgage Association II, Pool #80022, 3.125%, due 12/20/26(1)	52,251
355,311	Government National Mortgage Association II, Pool #80546, 3%, due 10/20/31(1)	364,680
42,099	Government National Mortgage Association II, Pool #80636, 3.625%, due 09/20/32(1)	43,300
229,623	Government National Mortgage Association II, Pool #80734, 3.625%, due 09/20/33(1)	236,273
7,105	Government National Mortgage Association II, Pool #80747, 3.125%, due 10/20/33(1)	7,295
27,822	Government National Mortgage Association II, Pool #80757, 3.625%, due 10/20/33(1)	28,549
92,471	Government National Mortgage Association II, Pool #80764, 3.125%, due 11/20/33(1)	95,538
94,168	Government National Mortgage Association II, Pool #80766, 3.125%, due 11/20/33(1)	97,292
221,110	Government National Mortgage Association II, Pool #80797, 3%, due 01/20/34(1)	226,635
91,069	Government National Mortgage Association II, Pool #80869, 3.5%, due 04/20/34(1)	94,381
87,762	Government National Mortgage Association II, Pool #80937, 3.5%, due 06/20/34(1)	91,107

	Total U.S. Government Agency Obligations (Cost: $20,640,821)	21,096,709

	Corporate Bonds
	Banking (3.6%)
760,000	General Electric Capital Corp., 0.837%, due 06/08/12(1)	765,621
815,000	KeyCorp, 0.941%, due 12/19/11(1)	822,955
465,000	Bank of America Corp., 0.738%, due 06/22/12(1)	467,597
370,000	Bank of America Corp., 1.108%, due 12/02/11(1)	373,937
500,000	Citigroup, Inc., 5.3%, due 10/17/12	526,262

	Total Banking	2,956,372

	Financial Services (1.5%)
820,000	Morgan Stanley, 0.654%, due 02/10/12(1)	825,332
395,000	Morgan Stanley, 0.736%, due 03/13/12(1)	397,019

	Total Financial Services	1,222,351

	Real Estate (0.6%)
350,000	Duke Realty LP, 5.4%, due 08/15/14 (REIT)	367,732
115,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14 (REIT)	118,922

	Total Real Estate	486,654

	Total Corporate Bonds (Cost: $4,650,836) (5.7%)	4,665,377

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Municipal Obligations (0.4%)
$350,000	State of Illinois, 4.071%, due 01/01/14	$351,438

	Total Municipal Obligations (Cost: $347,010)	351,438

	Total Fixed Income Securities (Cost: $83,990,144) (93.7%)	77,102,266

Number of Shares	Money Market Investments (5.1% )
779,000	Fidelity Institutional Money Market Fund, 0.26%	779,000
3,400,000	Dreyfus Institutional Cash Advantage Fund, 0.28%	3,400,000

	Total Money Market Investments (Cost: $4,179,000) (5.1%)	4,179,000

Principal Amount	Short-Term Investments
$1,100,000	General Electric Capital Corp., 1%, due 08/17/10 (Commercial Paper)(1)	1,099,824
184,174	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $185,000, U.S. Treasury Note, 1.38%, due 05/15/13, valued at $188,441) (Total Amount to be Received Upon Repurchase $184,175)	184,174
2,600,000	U.S. Treasury Bill, 0.15%, due 08/19/10	2,599,794

	Total Short-Term Investments (Cost: $3,883,792) (4.7%)	3,883,792

	Total Investments (Cost: $92,052,936) (103.5%)	85,165,058
	Liabilities in Excess of Other Assets (-3.5%)	(2,885,179)

	Net Assets (100.0%)	$82,279,879

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2010.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $1,178,123 or 1.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Asset-Backed Securities	2.8%
Banking	3.6
Financial Services	1.5
Municipal Obligations	0.4
Private Mortgage-Backed Securities	32.9
Real Estate	0.6
U.S. Government Agency Obligations	51.9
Short-Term Investments	9.8

Total	103.5%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2010

Principal Amount	Fixed Income Securities	Value
	Asset Backed Securities (6.5% of Net Assets)
$4,000,000	Accredited Mortgage Loan Trust (06-2-A4), 0.589%, due 09/25/36(1)	$1,631,588
11,436,493	Asset Backed Securities Corp. Home Equity (06-HE7-A4), 0.469%, due 11/25/36(1)	4,625,490
5,103,747	Centex Home Equity (03-C-M1), 1.029%, due 09/25/33(1)	3,826,264
16,300,000	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36(1)	15,480,664
35,910,487	Countrywide Asset-Backed Certificates (06-15-A6), 5.826%, due 10/25/46(1)	24,576,286
14,260,000	Countrywide Asset-Backed Certificates (06-BC5-2A3), 0.499%, due 03/25/37(1)	6,083,631
19,872,378	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.409%, due 07/25/36(1)	11,423,219
21,467,748	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36(1)	14,999,022
21,500,000	Fremont Home Loan Trust (06-3-2A4), 0.569%, due 02/25/37(1)	8,330,734
15,907,407	Fremont Home Loan Trust (06-D-2A2), 0.459%, due 11/25/36(1)	5,881,374
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36(1)	15,858,204
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36(1)	13,278,740
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36(1)	13,544,104
21,920,484	GSAMP Trust (06-HE4-A2C), 0.479%, due 06/25/36(1)	12,557,040
36,149,190	GSAMP Trust (06-HE5-A2C), 0.479%, due 08/25/36(1)	15,441,000
26,311,673	Household Home Equity Loan Trust (06-2-A1), 0.488%, due 03/20/36(1)	24,081,653
47,510,739	Long Beach Mortgage Loan Trust (06-3-2A3), 0.509%, due 05/25/46(1)	17,769,610
15,000,000	Long Beach Mortgage Loan Trust (06-7-2A4), 0.569%, due 08/25/36(1)	5,437,316
23,700,000	Morgan Stanley Capital, Inc. (06-HE5-A2C), 0.469%, due 08/25/36(1)	13,488,262
27,229,005	Morgan Stanley Capital, Inc. (06-HE8-A2FP), 0.399%, due 10/25/36(1)	21,127,067
23,013,103	Morgan Stanley Capital, Inc. (07-HE2-A2B), 0.419%, due 01/25/37(1)	11,081,628
11,495,000	Ownit Mortgage Loan Asset Backed Certificates (06-6-A2C), 0.489%, due 09/25/37(1)	5,070,669
52,747,608	Securitized Asset Backed Receivables LLC Trust (07-BR2-A2), 0.559%, due 02/25/37(1)	24,932,212
19,000,000	Securitized Asset Backed Receivables LLC Trust (07-NC2-A2B), 0.469%, due 01/25/37(1)	8,508,618
37,390,786	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.569%, due 12/25/36(1)(2)	18,100,393
10,000,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.559%, due 06/25/36(1)	4,298,010
22,900,000	Soundview Home Equity Loan Trust (06-OPT5-2A4), 0.569%, due 07/25/36(1)	9,641,610
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.579%, due 08/25/37(1)	1,684,384
11,000,000	Washington Mutual Asset-Backed Certificates (07-HE4-2A3), 0.499%, due 07/25/47(1)	4,529,324

	Total Asset Backed Securities (Cost: $326,386,589)	337,288,116

	Collateralized Mortgage Obligations (57.0%)
7,025,294	Adjustable Rate Mortgage Trust (04-5-3A1), 4.921%, due 04/25/35(1)	6,024,961
15,905,686	Adjustable Rate Mortgage Trust (05-12-2A1), 5.508%, due 03/25/36(1)	11,117,567

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$71,164,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.604%, due 05/25/36(1)	$46,471,302
12,274,482	American Home Mortgage Assets (05-2-2A1A), 3.37%, due 01/25/36(1)	8,722,167
1,014,203	Banc of America Commercial Mortgage, Inc. (07-4-A4), 5.843%, due 02/10/51(1)	1,044,345
7,654,770	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC)(1)	6,339,252
26,326,613	Banc of America Funding Corp. (07-6-A2), 0.28%, due 07/25/37(1)	17,709,978
7,568,312	Banc of America Funding Corp. (09-R14A-2A), (144A), 14.352%, due 07/26/35 (I/F)(1)(2)	7,227,681
21,232,702	BCAP LLC Trust (07-AA4-11A1), 5.895%, due 06/25/47(1)	13,775,450
2,922,099	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 3.479%, due 02/25/35(1)	2,049,501
13,552,847	Bear Stearns Alt-A Trust (06-3-23A1), 5.625%, due 05/25/36(1)	6,721,006
5,049,616	Bear Stearns Alt-A Trust (06-8-1A1), 0.489%, due 06/25/46(1)	2,221,624
23,176,383	Bear Stearns Alt-A Trust (06-8-2A1), 5.021%, due 08/25/46(1)	11,044,960
17,740,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.149%, due 10/12/42(1)	19,308,645
6,021,354	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.529%, due 09/25/47(1)	3,568,899
8,015,119	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	7,052,269
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36(1)	18,589,256
8,098,080	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	7,066,668
27,319,134	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A5A), 5.71%, due 07/25/36(1)	20,887,811
10,260,714	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36(2)	6,886,375
6,682,889	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	6,208,043
1,920,456	Countrywide Alternative Loan Trust (05-27-1A2), 1.802%, due 08/25/35(1)	1,167,461
12,576,698	Countrywide Alternative Loan Trust (05-76-1A1), 1.882%, due 01/25/36(1)	8,326,421
19,140,000	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	15,539,720
6,859,458	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	6,311,035
5,686,870	Countrywide Alternative Loan Trust (05-J5-1A1), 0.629%, due 05/25/35(1)	4,590,946
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	9,391,875
11,014,457	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.929%, due 01/25/37(1)	5,722,990
40,000,000	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	25,901,804
28,197,250	Countrywide Alternative Loan Trust (06-6CB-1A4), 5.5%, due 05/25/36	20,131,672
13,560,538	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	11,587,507
16,369,933	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	11,430,659
36,634,067	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	25,138,484
19,084,560	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	11,851,974
11,316,108	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	9,719,653
3,020,689	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	2,990,727
36,072,711	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	32,564,752
1,117,940	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	1,130,349

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$10,919,104	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 3.061%, due 03/25/36(1)	$6,579,309
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	26,044,173
13,433,096	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	10,030,815
29,015,000	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38	21,040,288
64,639,279	Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37	43,122,783
835,715	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	860,207
20,796,958	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35(1)	14,455,186
6,781,867	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.621%, due 09/25/35 (I/F)(1)	6,699,949
15,247,469	Credit Suisse First Boston Mortgage Securities Corp. (05-9-3A2), 6%, due 10/25/35	9,379,923
23,358,991	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.829%, due 07/25/36 (TAC)(1)	11,280,758
22,346,913	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	19,285,677
35,751,000	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36	28,259,600
11,643,550	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	11,786,413
23,991,013	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37(1)	13,879,449
15,000,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	11,437,699
15,724,385	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	14,222,706
1,079,046	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,193,156
451,529	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	498,259
1,673,209	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	1,853,501
12,478,133	Federal Home Loan Mortgage Corp. (2638-XA), 4%, due 07/15/33 (TAC)	12,532,216
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	8,630,512
9,610,708	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O)	8,953,915
3,799,497	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	3,931,258
31,002,137	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	33,758,688
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	10,509,504
7,203,485	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33(1)	7,408,843
2,791,653	Federal Home Loan Mortgage Corp. (2672-SH), 7.524%, due 09/15/33 (I/F)(1)	2,818,401
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	17,911,037
25,109,227	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	26,784,072
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	24,656,241
5,653,442	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	5,787,499
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	16,433,490
1,943,692	Federal Home Loan Mortgage Corp. (2801-PS), 3.18%, due 05/15/34 (I/F)(1)	1,724,044
7,675,067	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	8,063,683
2,846,995	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	2,559,457
13,212,611	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	13,745,529
22,932,552	Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32	24,227,764
4,237,965	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	4,455,766

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$7,158,758	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	$7,187,622
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,914,608
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,584,998
6,594,135	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	6,689,263
4,768,932	Federal Home Loan Mortgage Corp. (3057-OS), 11.485%, due 10/15/35 (I/F)(1)	4,432,563
5,105,884	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	4,890,135
7,358,293	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	7,691,702
27,851,896	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	30,050,895
12,946,713	Federal Home Loan Mortgage Corp. (3120-SG), 10.726%, due 02/15/36 (I/F)(1)	12,571,515
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	20,337,550
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,944,672
12,268,610	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	12,361,578
13,907,508	Federal Home Loan Mortgage Corp. (3298-A), 6%, due 04/15/36	14,687,811
85,360,222	Federal Home Loan Mortgage Corp. (3315-S), 6.069%, due 05/15/37 (I/O) (I/F)(1)	10,736,429
22,723,008	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	24,200,472
58,659,102	Federal Home Loan Mortgage Corp. (3410-IS), 5.929%, due 02/15/38 (I/O) (I/F)(1)	7,703,518
33,132,066	Federal Home Loan Mortgage Corp. (3424-BI), 6.459%, due 04/15/38 (I/O)(1)	4,740,526
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,243,852
23,977,630	Federal Home Loan Mortgage Corp. (3519-SH), 5.159%, due 07/15/37 (I/O) (I/F)(1)	2,175,390
93,883,669	Federal Home Loan Mortgage Corp. (3531-SC), 5.959%, due 05/15/39 (I/O) (I/F)(1)	10,869,213
22,528,692	Federal Home Loan Mortgage Corp. (3541-SA), 6.409%, due 06/15/39 (I/O) (I/F)(1)	2,487,528
77,873,489	Federal Home Loan Mortgage Corp. (3550-GS), 6.409%, due 07/15/39 (I/O)(1)	11,075,261
11,620,486	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	12,600,728
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	20,316,100
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	39,240,356
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	24,572,610
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	45,958,365
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	25,359,110
10,364,932	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	10,801,437
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,284,324
21,317,000	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	23,122,399
19,735,557	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	22,173,360
33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	35,942,613
1,670,564	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,810,642
26,010,219	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	29,310,728
15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	16,497,146
7,206,844	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	7,698,687
4,778,917	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	4,961,476
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	29,771,888
2,761,308	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,785,445
3,072,778	Federal National Mortgage Association (04-52-SW), 6.771%, due 07/25/34 (I/O) (I/F)(1)	466,255

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$3,229,333	Federal National Mortgage Association (04-58-SU), 9.447%, due 04/25/34 (I/F)(1)	$3,112,209
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,605,066
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,854,126
9,365,516	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	9,383,583
55,000,000	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	60,442,690
7,278,934	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)(1)	7,268,718
7,067,754	Federal National Mortgage Association (06-107-DS), 15.178%, due 11/25/36 (I/F)(1)	7,279,396
2,639,629	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	2,649,602
3,828,409	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	3,850,021
101,505,811	Federal National Mortgage Association (07-103-AI), 6.171%, due 03/25/37 (I/O) (I/F)(1)	11,470,776
37,878,897	Federal National Mortgage Association (07-20-SI), 6.121%, due 03/25/37 (I/O) (I/F)(1)	4,107,720
37,344,695	Federal National Mortgage Association (07-21-SE), 6.111%, due 03/25/37 (I/O) (I/F)(1)	4,513,969
6,839,817	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	6,904,988
18,704,000	Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC)	19,379,802
47,236,550	Federal National Mortgage Association (07-56-SG), 6.081%, due 06/25/37 (I/O) (I/F)(1)	5,662,293
102,082,576	Federal National Mortgage Association (07-58-SV), 6.421%, due 06/25/37 (I/O) (I/F)(1)	11,305,431
15,571,060	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	16,413,768
7,467,234	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	7,890,770
23,701,239	Federal National Mortgage Association (07-65-S), 6.271%, due 07/25/37 (I/O) (I/F)(1)	2,982,775
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	20,303,281
4,956,409	Federal National Mortgage Association (07-88-FY), 0.789%, due 09/25/37(1)	4,958,121
26,770,059	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	29,480,897
29,720,036	Federal National Mortgage Association (07-W9-AC), 7.073%, due 08/25/37(1)	32,478,427
84,728,554	Federal National Mortgage Association (08-1-AI), 5.921%, due 05/25/37 (I/O) (I/F)(1)	7,187,125
42,788,776	Federal National Mortgage Association (08-13-SB), 5.911%, due 03/25/38 (I/O) (I/F)(1)	5,248,031
61,222,700	Federal National Mortgage Association (08-23-SB), 6.521%, due 04/25/38 (I/O) (I/F)(1)	9,693,819
19,640,055	Federal National Mortgage Association (08-35-SD), 6.121%, due 05/25/38 (I/O) (I/F)(1)	1,940,396
97,768,720	Federal National Mortgage Association (08-66-SG), 5.741%, due 08/25/38 (I/O) (I/F)(1)	12,576,020
50,675,727	Federal National Mortgage Association (08-68-SA), 5.641%, due 08/25/38 (I/O) (I/F)(1)	5,296,977
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	8,581,879
56,357,971	Federal National Mortgage Association (09-3-SH), 5.121%, due 06/25/37 (I/O) (I/F)(1)	4,989,123
19,423,861	Federal National Mortgage Association (09-47-SV), 6.421%, due 07/25/39 (I/O) (I/F)(1)	2,133,612
50,788,150	Federal National Mortgage Association (09-51-SA), 6.421%, due 07/25/39 (I/O) (I/F)(1)	5,932,066
27,255,022	Federal National Mortgage Association (09-6-SD), 5.221%, due 02/25/39 (I/O) (I/F)(1)	2,524,079
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	20,054,385
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	26,968,228
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	34,148,002

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$17,612,795	Federal National Mortgage Association (09-72-JS), 6.921%, due 09/25/39 (I/O) (I/F)(1)	$1,991,952
49,464,511	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39	49,142,344
35,723,365	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39	35,557,769
78,658,879	Federal National Mortgage Association (10-2-SG), 6.121%, due 10/25/39 (I/O)(1)	8,368,023
442,777	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)(1)	466,152
2,596,126	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	2,351,123
874,769	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	941,827
153,643	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	169,633
35,500,000	Federal National Mortgage Association Whole Loans (04-W10-A5), 5.5%, due 08/25/34 (PAC)	38,340,000
6,959,035	First Horizon Alternative Mortgage Securities (05-FA9-A5), 5.5%, due 12/25/35	6,650,243
1,143,991	Government National Mortgage Association (02-41-SB), 5.662%, due 06/20/32 (I/O) (I/F)(1)	186,829
3,075,347	Government National Mortgage Association (03-42-SH), 6.212%, due 05/20/33 (I/O) (I/F)(1)	464,846
1,140,991	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	825,680
38,963,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 5.888%, due 07/10/38(1)	42,057,266
45,091,600	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	46,286,672
19,902,756	GSR Mortgage Loan Trust (06-1F-3A1), 0.929%, due 02/25/36(1)	12,961,500
39,044,665	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	30,233,448
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	35,546,360
2,900,085	Harborview Mortgage Loan Trust (04-10-3A1A), 3.344%, due 01/19/35(1)	2,199,044
17,259,220	Homebanc Mortgage Trust (05-3-A1), 0.569%, due 06/25/35(1)	14,365,933
16,609,151	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.341%, due 11/25/35(1)	12,804,204
12,698,036	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.734%, due 06/25/35(1)	9,206,425
13,326,699	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 5.488%, due 08/25/36(1)	8,095,047
24,091,248	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 5.416%, due 07/25/37(1)	11,938,490
16,745,036	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 5.343%, due 05/25/37(1)	9,135,293
23,655,978	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.308%, due 05/25/37(1)	13,646,535
31,192,112	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36(1)	23,922,104
15,012,197	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.922%, due 03/25/37(1)	8,711,474
12,557,895	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36(2)	9,353,196
19,235,915	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/25/36(2)	15,356,343
15,225,000	JP Morgan Chase Commercial Mortgage Securities Corp. (07-LDPX-A3), 5.42%, due 01/15/49	15,249,488
6,292,157	Lehman Mortgage Trust (05-1-4A3), 0.679%, due 11/25/35(1)	4,769,472
2,288,057	Lehman Mortgage Trust (05-1-4A4), 18.758%, due 11/25/35 (I/F)(1)	2,320,523
8,229,495	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	7,963,418
9,809,889	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	6,750,086

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$12,378,777	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36	$10,260,867
16,553,494	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	14,817,247
5,399,441	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	4,150,701
14,938,178	Lehman XS Trust (07-14H-A211), 0.731%, due 07/25/47(1)	6,314,766
12,433,095	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	10,810,407
1,669,009	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	1,714,638
18,008,354	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.388%, due 03/25/36(1)	11,204,245
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49	25,388,392
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.649%, due 06/11/42(1)	13,919,731
30,781,535	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36(1)	16,575,764
63,939,270	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36(1)	52,063,849
28,825,165	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36(1)	22,509,197
31,581,508	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(2)	26,777,740
16,899,161	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37(2)	12,589,706
6,764,717	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,167,929
13,303,036	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36	8,207,946
27,721,053	Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36	17,079,127
12,073,349	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37	7,341,208
20,000,000	Residential Asset Securitization Trust (05-A15-1A2), 5.75%, due 02/25/36 (PAC)	16,201,368
10,777,130	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36	9,239,912
11,500,000	Residential Funding Mortgage Securities I (06-S5-A12), 6%, due 06/25/36 (PAC)	9,354,038
6,700,102	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	5,831,045
30,000,000	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37	23,933,103
23,145,751	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.93%, due 01/25/36(1)	17,414,770
11,293,391	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 5.857%, due 04/25/36(1)	7,864,017
1,618,732	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,702,432
8,645,000	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 6.071%, due 08/15/39(1)	9,575,116
5,666,106	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	4,728,224
7,800,983	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.929%, due 07/25/36(1)	3,942,012
5,569,553	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.929%, due 07/25/36(1)	2,461,301
47,780,030	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	37,766,635
12,927,947	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	9,271,303
72,249	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	73,434
37,407,760	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	29,964,214
5,904,910	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36(1)	5,256,505

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	$17,413,258
6,580,849	Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37	5,826,225
47,622,223	Wells Fargo Mortgage Backed Securities Trust (10-RR4-1A2), 5.619%, due 12/27/46	20,239,445

	Total Collateralized Mortgage Obligations (Cost: $2,791,780,024)	2,963,441,059

	U.S. Government Agency Obligations (23.4%)
1,339,573	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.759%, due 11/01/34(1)	1,402,219
16,127	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15(1)	16,736
100,682	Federal Home Loan Mortgage Corp., Pool #755363, 2.997%, due 09/01/30(1)	104,914
133,041	Federal Home Loan Mortgage Corp., Pool #789924, 2.861%, due 11/01/32(1)	138,067
6,891	Federal Home Loan Mortgage Corp., Pool #846317, 2.565%, due 08/01/26(1)	7,063
65,230	Federal Home Loan Mortgage Corp., Pool #846510, 2.715%, due 04/01/25(1)	68,061
121,348	Federal Home Loan Mortgage Corp., Pool #846732, 2.739%, due 01/01/30(1)	125,659
30,540,668	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	32,571,556
81,798,010	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	87,237,401
24,887,537	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	26,542,505
84,398	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	90,843
80,466	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	86,610
219,918	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	236,711
144,794	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	155,851
411,365	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	450,599
2,026,051	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,164,578
3,244,240	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	3,473,836
8,368,807	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	9,091,662
10,289,793	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	11,018,006
10,298,211	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	11,237,645
73,736	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	81,230
21,176,359	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	23,116,643
22,553,906	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	24,620,407
32,173,750	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	34,544,553
2,460,224	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	2,653,917
17,117,451	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	18,299,625
22,862,680	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	24,304,457
48,678	Federal National Mortgage Association, Pool #124410, 2.582%, due 07/01/22(1)	50,150
145,589	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	158,146
511,642	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	553,936
1,425,464	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	1,548,232
35,661,438	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	38,189,778
437	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	441
16,997,718	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	18,445,787
50,870	Federal National Mortgage Association, Pool #348025, 2.545%, due 06/01/26(1)	51,836

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$47,755,756	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	$51,691,877
5,388,308	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	5,729,948
248,521	Federal National Mortgage Association, Pool #655819, 2.703%, due 08/01/32(1)	259,272
87,499	Federal National Mortgage Association, Pool #661856, 3.192%, due 10/01/32(1)	87,352
1,606,928	Federal National Mortgage Association, Pool #671133, 5.219%, due 02/01/33(1)	1,703,024
310,057	Federal National Mortgage Association, Pool #672272, 2.854%, due 12/01/32(1)	322,628
585,093	Federal National Mortgage Association, Pool #676766, 2.821%, due 01/01/33(1)	608,728
515,260	Federal National Mortgage Association, Pool #687847, 2.618%, due 02/01/33(1)	536,563
1,860,274	Federal National Mortgage Association, Pool #692104, 5.042%, due 02/01/33(1)	1,963,982
1,083,876	Federal National Mortgage Association, Pool #699866, 2.512%, due 04/01/33(1)	1,110,486
681,366	Federal National Mortgage Association, Pool #704454, 2.541%, due 05/01/33(1)	703,150
839,887	Federal National Mortgage Association, Pool #708820, 4.507%, due 06/01/33(1)	885,852
2,648,207	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	2,814,562
658,077	Federal National Mortgage Association, Pool #728824, 2.81%, due 07/01/33(1)	675,297
3,375,052	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	3,642,488
171,404	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	184,466
1,122,159	Federal National Mortgage Association, Pool #821915, 2.685%, due 06/01/35(1)	1,169,550
6,878,660	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	7,675,946
36,322,440	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	38,442,684
38,288,196	Federal National Mortgage Association, Pool #957876, 4.663%, due 05/01/18(1)	39,243,008
27,120,296	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	29,220,381
12,755,055	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	13,639,387
30,287,489	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	32,965,221
34,686,243	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	37,288,085
16,247,507	Federal National Mortgage Association, Pool #995745, 6.5%, due 01/01/49	17,616,027
55,723,299	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	60,713,884
38,178,925	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	41,579,647
21,732,094	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	23,389,526
23,405,894	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	24,721,639
52,178,207	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	55,111,367
290,645,000	Federal National Mortgage Association, TBA, 3.5%(3)	297,672,796
46,267,735	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40(1)	48,882,261
100,931	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	110,766
110,882	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	121,686
931,315	Government National Mortgage Association II, Pool #80963, 3.625%, due 07/20/34(1)	958,337

	Total U.S. Government Agency Obligations (Cost: $1,180,113,970)	1,216,281,533

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Notes (5.0%)
$248,720,000	U.S. Treasury Note, 2.375%, due 10/31/14	$259,187,879

	Total U.S. Treasury Notes (Cost: $259,188,128)	259,187,879

	Total Fixed Income Securities (Cost: $4,557,468,711) (91.9%)	4,776,198,587

Number of Shares	Money Market Investments (9.9% )
258,700,000	Dreyfus Institutional Cash Advantage Fund, 0.28%	258,700,000
25,000,000	DWS Money Market Series, Institutional Shares, 0.23%	25,000,000
230,400,000	Fidelity Institutional Money Market Fund, 0.26%	230,400,000

	Total Money Market Investments (Cost: $514,100,000)	514,100,000

Principal Amount	Short-Term Investments
$42,256,441	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/02/10 (collateralized by $42,310,000, U.S. Treasury Note, 1.375% and 2.50%, due 05/15/13 through 04/30/15, valued at $43,103,167) (Total Amount to be Received Upon Repurchase $42,256,476)	42,256,441
55,000,000	U.S. Treasury Bill, 0.138%, due 08/26/10	54,994,538

	Total Short-Term Investments (Cost: $97,250,979) (1.8%)	97,250,979

	Total Investments (Cost: $5,168,819,690) (103.6%)	5,387,549,566
	Liabilities in Excess of Other Assets (-3.6%)	(186,931,472)

	Net Assets (100.0%)	$5,200,618,094

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2010.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $96,291,434 or 1.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2010

Industry	Percentage of Net Assets
Asset-Backed Securities	4.1%
Private Mortgage-Backed Securities	31.7
U.S. Government Agency Obligations	51.1
U.S. Government Obligations	5.0
Short-Term Investments	11.7

Total	103.6%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	July 31, 2010

Note 1 – Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 50% of its net assets in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; or money market instruments.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 50% of its net assets in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Governments, its agencies, instrumentalities or sponsored corporations; or money market instruments.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments,

their agencies or instrumentalities, or emerging market private corporate issuers.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy.

Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage- backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The TCW Short Term Bond Fund had all investments at Level 2, with the corresponding industries as represented in the Schedules of Investments.

The following is a summary of the inputs used as of July 31, 2010 in valuing the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW High Yield Bond Fund, and the TCW Total Return Bond Fund investments:

TCW Money Market Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper
Automotive	$—	$1,499,050	$—	$1,499,050
Banking	—	5,298,611	—	5,298,611
Financial Services	—	5,097,124	—	5,097,124
Industrial - Diversified	—	1,995,696	—	1,995,696
Insurance	—	1,499,737	—	1,499,737
Oil & Gas	—	3,998,406	—	3,998,406

Total Commercial Paper	—	19,388,624	—	19,388,624

Corporate Fixed Income Securities
Aerospace & Defense	—	2,329,439	—	2,329,439
Banking	—	15,535,863	—	15,535,863
Computers & Information	—	1,515,109	—	1,515,109
Electrical Equipment	—	1,403,344	—	1,403,344
Electronics	—	1,537,957	—	1,537,957
Financial Services	—	6,895,040	—	6,895,040
Insurance	—	2,865,809	—	2,865,809
Medical Supplies	—	1,506,861	—	1,506,861
Oil & Gas	—	3,035,993	—	3,035,993
Pharmaceuticals	—	1,502,101	—	1,502,101
Prepackaged Software	—	1,545,628	—	1,545,628

Restaurants	—	1,686,182	—	1,686,182
Retailers	—	3,208,629	—	3,208,629
Telephone Communications, exc. Radio	—	4,196,892	—	4,196,892
Telephone Systems	—	2,939,941	—	2,939,941
U.S. Government Agency Obligations	—	10,897,897	—	10,897,897

Total Corporate Fixed Income Securities	—	62,602,685	—	62,602,685

Municipal Obligations	—	1,527,661	—	1,527,661
Money Market Investments	19,265,000	—	—	19,265,000
Repurchase Agreements	—	34,201,039	—	34,201,039

Total	$19,265,000	$117,720,009	$—	$136,985,009

TCW Core Fixed Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$53,658,176	$1,052	$53,659,228
Municipal Obligations	—	1,603,008	—	1,603,008
Asset Backed Securities	—	4,680,056	—	4,680,056
Collateralized Mortgage Obligations	—	81,370,419	—	81,370,419
Foreign Government Bonds & Notes	—	3,067,882	—	3,067,882
U.S. Government Agency Obligations	—	34,702,799	—	34,702,799
U.S. Treasury Bonds	1,982,644	—	—	1,982,644
U.S. Treasury Notes	24,535,711	31,546,105	—	56,081,816

Total Fixed Income Securities	26,518,355	210,628,445	1,052	237,147,852

Equity Securities*	26,038	10,660	10	36,708

Money Market Investments	24,800,000	—	—	24,800,000
Short-Term Investments	11,148,912	15,722,503	—	26,871,415

Total	$62,493,305	$226,361,608	$1,062	$288,855,975

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Airlines	$—	$19,820,474	$—	$19,820,474
Banking	—	118,435,311	—	118,435,311
Beverages, Food & Tobacco	—	13,491,387	—	13,491,387
Building Materials	—	10,131,750	—	10,131,750
Electric Utilities	—	8,580,000	—	8,580,000
Electrical Equipment	—	12,565,000	—	12,565,000
Electronics	—	7,275,000	—	7,275,000
Financial Services	—	52,768,647	—	52,768,647
Home Construction, Furnishings & Appliances	—	1,695,985	—	1,695,985
Media - Broadcasting & Publishing	—	20,590,741	—	20,590,741
Metals	—	15,017,077	—	15,017,077
Mining	—	9,090,000	—	9,090,000
Miscellaneous	—	22,769,883	—	22,769,883
Oil & Gas	—	51,309,375	—	51,309,375
Real Estate	—	25,404,998	—	25,404,998
Sovereign Government	—	147,658,364	—	147,658,364
Telephone Systems	—	2,090,000	—	2,090,000
Transportation	—	13,917,192	—	13,917,192

Total Fixed Income Securities	—	552,611,184	—	552,611,184

Short-Term Investments	—	17,341,155	—	17,341,155

Total	$—	$569,952,339	$—	$569,952,339

TCW High Yield Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$124,192,522	$17,893	$124,210,415
Municipal Obligations	—	1,995,000	—	1,995,000
Equity Securities*	841,755	107,420	170	949,345
Short-Term Investments	—	9,734,281	—	9,734,281

Total	$841,755	$136,029,223	$18,063	$136,889,041

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$337,288,116	$—	$337,288,116
Collateralized Mortgage Obligations	—	2,963,441,059	—	2,963,441,059
U.S. Government Agency Obligations	—	1,216,281,533	—	1,216,281,533
U.S. Treasury Notes	259,187,879	—	—	259,187,879

Total Fixed Income Securities	259,187,879	4,517,010,708	—	4,776,198,587

Money Market Investments	514,100,000	—	—	514,100,000
Short-Term Investments	54,994,538	42,256,441	—	97,250,979

Total	$828,282,417	$4,559,267,149	$—	$5,387,549,566

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2010
TCW Core Fixed Income Fund
Corporate Bonds	$1,052	$109	$(109)	$0	$0	$0	$1,052	$(109)
Equity Securities	10	0	0	0	0	0	10	0

Total	$1,062	$109	$(109)	$0	$0	$0	$1,062	$(109)

TCW High Yield Bond Fund
Corporate Bonds	$17,893	$1,847	$(1,847)	$0	$0	$0	$17,893	$(1,847)
Equity Securities	170	0	0	0	0	0	170	0

Total	$18,063	$1,847	$(1,847)	$0	$0	$0	$18,063	$(1,847)

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2010.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at July 31, 2010.

Note 3 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2010, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$15,590	$(3,229)	$12,361	$276,495
TCW Emerging Markets Income Fund	17,836	(4,746)	13,090	556,862
TCW High Yield Bond Fund	6,882	(2,789)	4,093	132,796
TCW Short Term Bond Fund	690	(7,578)	(6,888)	92,053
TCW Total Return Bond Fund	398,818	(180,088)	218,730	5,168,820

The Funds did not have any unrecognized tax benefits at July 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the nine months ended July 31, 2010. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2010.

Note 5 – Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact of adoption of this ASU will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date September 17, 2010

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date September 17, 2010